As filed with the Securities and Exchange Commission on January 14, 2019

File No. 333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. ____	☐

(Check appropriate box or boxes)

AIM Variable Insurance Funds

(Invesco Variable Insurance Funds)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(713) 626-1919

(Registrant’s Area Code and Telephone Number)

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and address of Agent for Service)

Copy to:

Peter A. Davidson, Esquire	Matthew R. DiClemente, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 1000	2005 Market Street, Suite 2600
Houston, TX 77046-1173	Philadelphia, PA 19103-7018

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:

Series I and Series II shares of beneficial interest, without par value, of the Invesco Oppenheimer V.I. Capital Appreciation Fund, Invesco Oppenheimer V.I. Total Return Bond Fund, Invesco Oppenheimer V.I. Conservative Balanced Fund, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Invesco Oppenheimer V.I. Global Multi-Alternatives Fund, Invesco Oppenheimer V.I. Global Fund, Invesco Oppenheimer V.I. Global Strategic Income Fund, Invesco Oppenheimer V.I. International Growth Fund, Invesco Oppenheimer V.I. Main Street Fund and Invesco Oppenheimer V.I. Main Street Small Cap Fund, each a series of the Registrant; and

Series I shares of beneficial interest, without par value, of the Invesco Oppenheimer V.I. Government Money Fund, a series of the Registrant.

It is proposed that this Registration Statement will become effective on February 13, 2019 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

6803 South Tucson Way

Centennial, Colorado 80112-3924

(800) 988-8287

[                    ], 2019

Dear Contract Owner:

You are cordially invited to a joint special meeting of shareholders (together with any postponements or adjournments thereof, the “Meeting”) of each of the series of Oppenheimer Variable Account Funds (the “Oppenheimer VA Trust”) identified in the enclosed Notice of Joint Special Meeting of Shareholders (the “Notice”), which will be held at 2:00 p.m., Mountain Time, at the Oppenheimer VA Trust’s offices at 6803 South Tucson Way, Centennial Colorado 80112 on April 12, 2019. The purpose of the Meeting is to vote on an important proposal that affects each series of the Oppenheimer VA Trust identified in the Notice (each, an “Oppenheimer VA Fund” and collectively, the “Oppenheimer VA Funds”). You are eligible to provide voting instructions on how to vote on this proposal because shares of one or more of the Oppenheimer VA Funds were held through your variable annuity contract or variable life insurance policy.

On October 17, 2018, Massachusetts Mutual Life Insurance Company (“MassMutual”), an indirect corporate parent of OppenheimerFunds, Inc. (“OFI”) and its subsidiaries, including OFI Global Asset Management, Inc., the investment adviser to the Oppenheimer VA Funds (collectively, “Oppenheimer”) entered into an agreement with Invesco Ltd. (“Invesco”), a leading independent global investment management company, whereby Invesco will acquire MassMutual’s asset management affiliate, OFI. In turn, MassMutual and OFI’s employee shareholders will receive a combination of common and preferred equity consideration, and MassMutual will become a significant shareholder of Invesco (the “Transaction”). In connection with the Transaction, the Board of Trustees of the Oppenheimer VA Trust has approved, pursuant to an Agreement and Plan of Reorganization (the “Agreement”), the transfer of the assets and liabilities of each Oppenheimer VA Fund to a corresponding, newly formed series (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Reorganization”). Although each Acquiring Fund will be managed by Invesco Advisers, Inc., a different investment adviser, each Acquiring Fund has the same investment objectives and substantially similar principal investment strategies and risks as the corresponding Oppenheimer VA Fund. At the Meeting, you will be asked to provide voting instructions on the proposed Reorganization. If shareholders of an Oppenheimer VA Fund approve the Agreement and certain other closing conditions are satisfied or waived, shares of that Oppenheimer VA Fund will be exchanged for Acquiring Fund shares of equal value, which will result in your holding through your variable annuity contract or variable life insurance policy, shares of the Acquiring Fund, and the outstanding shares of the Oppenheimer VA Funds will be terminated as permitted by the organizational documents of the Oppenheimer VA Funds and applicable law.

In connection with the Transaction, it is anticipated that certain of the investment personnel associated with the Oppenheimer mutual fund business, as well as other Oppenheimer personnel, would transition to Invesco at closing. As a result, Invesco is anticipating that the current portfolio management teams associated with each Oppenheimer VA Fund will continue to manage the corresponding Acquiring Fund.

Combining the Oppenheimer VA Funds and the Invesco family of funds onto a single operating platform will create a larger fund family that offers a broader range of equity, fixed-income, alternative and other investment options.

After careful consideration of the proposed Reorganizations, the Board of Trustees of the Oppenheimer VA Trust, on behalf of each Oppenheimer VA Fund, has unanimously approved and recommends that you provide voting instructions “FOR” the Reorganization proposal.

The enclosed Joint Proxy Statement/Prospectus describes the proposal and compares each Oppenheimer VA Fund to its corresponding Acquiring Fund. You should review these materials carefully. Oppenheimer also sponsors other funds that are not part of this Joint Proxy Statement/Prospectus. Shareholders of those other Oppenheimer funds are voting on a similar proposal that will involve their Oppenheimer fund combining with other funds in the Invesco family of funds as described in a separate joint proxy statement/prospectus.

Your voting instructions are important no matter how many shares are held through your contract. Please take a moment after reviewing the enclosed materials to sign and return your voting instruction form in the enclosed postage paid return envelope. You may also provide your voting instructions by telephone or through a website established for that purpose by following the instructions that appear on the enclosed voting instruction form. If you attend the Meeting, you may provide your voting instructions in person. If you have questions, please call our proxy solicitor, AST Fund Solutions, LLC at (800) 967-5068. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, reminding you to provide your voting instructions.

Sincerely,

Arthur P. Steinmetz
President

OPPENHEIMER VARIABLE ACCOUNT FUNDS

6803 South Tucson Way

Centennial, Colorado 80112-3924

(800) 988-8287

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

To Be Held on April 12, 2019

Notice is hereby given that a joint special meeting (together with any postponements or adjournments thereof, the “Meeting”) of the shareholders of each of the series of Oppenheimer Variable Account Funds (the “Oppenheimer VA Trust”) identified in the chart below (each, an “Oppenheimer VA Fund” and collectively, the “Oppenheimer VA Funds”), will be held on April 12, 2019 at 2:00 p.m., Mountain Time, at 6803 South Tucson Way, Centennial, Colorado 80112-3924 to vote on the following proposal:

To approve an Agreement and Plan of Reorganization (the “Agreement”) that provides for the reorganization of each Oppenheimer VA Fund into a corresponding, newly formed series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as set forth in the chart below (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”), including: (i) the transfer of all or substantially all of the assets of the Oppenheimer VA Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Oppenheimer VA Fund, (ii) the distribution of shares of the Acquiring Fund to shareholders of the Oppenheimer VA Fund in complete liquidation of the Oppenheimer VA Fund; and (iii) the cancellation of the outstanding shares of the Oppenheimer VA Fund (all of the foregoing being referred to as the “Reorganization”).

Oppenheimer VA Funds	Acquiring Funds
Oppenheimer Capital Appreciation Fund/VA	Invesco Oppenheimer V.I. Capital Appreciation Fund

Oppenheimer Conservative Balanced Fund/VA	Invesco Oppenheimer V.I. Conservative Balanced Fund

Oppenheimer Discovery Mid Cap Growth Fund/VA	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

Oppenheimer Global Fund/VA	Invesco Oppenheimer V.I. Global Fund

Oppenheimer Global Multi-Alternatives Fund/VA	Invesco Oppenheimer V.I. Global Multi-Alternatives Fund

Oppenheimer Global Strategic Income Fund/VA	Invesco Oppenheimer V.I. Global Strategic Income Fund

Oppenheimer Government Money Fund/VA	Invesco Oppenheimer V.I. Government Money Fund

Oppenheimer International Growth Fund/VA	Invesco Oppenheimer V.I. International Growth Fund

Oppenheimer Main Street Fund®/VA	Invesco Oppenheimer V.I. Main Street® Fund

Oppenheimer Main Street Small Cap Fund®/VA	Invesco Oppenheimer V.I. Main Street® Small Cap Fund

Oppenheimer Total Return Bond Fund/VA	Invesco Oppenheimer V.I. Total Return Bond Fund

If shareholders of an Oppenheimer VA Fund approve the Agreement, and certain other closing conditions are satisfied or waived, shares of that Oppenheimer VA Fund will be exchanged for Acquiring Fund shares of equal value, which will result in your holding through your variable annuity contract or variable life insurance policy, shares of the Acquiring Fund, and the outstanding shares of the Oppenheimer VA Funds will be terminated as permitted by the organizational documents of the Oppenheimer VA Funds and applicable law. Each Acquiring Fund will have the same investment objectives and substantially similar principal investment strategies and risks, as its corresponding Oppenheimer VA Fund. The Reorganization is discussed in detail in the Joint Proxy Statement/Prospectus attached to this Notice. Please read those materials carefully for information concerning the Reorganizations.

Shareholders of record as of the close of business on January 14, 2019 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting. Shareholders of each Oppenheimer VA Fund will vote separately on the proposal, and the proposal will be effected as to a particular Oppenheimer VA Fund only if that Fund’s shareholders approve the proposal. The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting.

The Oppenheimer VA Funds are generally sold only to separate accounts of various insurance companies to fund the benefits of variable annuity or variable life insurance policies. Individual variable annuity or life insurance policy owners (“Contract Owners”) are not the shareholders of an Oppenheimer VA Fund. Rather, the insurance companies and their separate accounts are the shareholders. However, except as otherwise might be required by applicable law, each insurance company will offer Contract Owners the opportunity to instruct it as to how it should vote shares held by it and the separate accounts on the proposal to be considered at the Meeting. Contract Owners may provide voting instructions on how to vote shares held through their variable annuity contract or variable life insurance policy at the Meeting or any adjournment of the Meeting.

The Oppenheimer VA Board has unanimously approved and recommends that you provide voting instructions “FOR” the Reorganization of your Oppenheimer VA Fund as described in the Joint Proxy Statement/Prospectus.

The Board of Trustees of Oppenheimer VA Trust (the “Oppenheimer VA Board”) requests that you provide voting instructions by completing the enclosed voting instruction form and returning it in the enclosed postage paid return envelope, or by voting via telephone or the Internet using the instructions on the voting instruction form.

Some Contract Owners hold through their variable annuity contract or variable life insurance policy shares in more than one Oppenheimer VA Fund and may receive voting instruction forms for each such Oppenheimer VA Fund. Please sign and promptly return each voting instruction form in the postage paid return envelope, or vote by telephone or the Internet, regardless of the number of shares owned.

Voting instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed voting instruction form or by attending the Meeting and providing voting instructions in person.

By Order of the Board of Trustees of the Oppenheimer VA Trust,

Cynthia Lo Bessette
Secretary

[ ], 2019

YOUR VOTING INSTRUCTIONS ARE VERY IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES YOU HOLD. CONTRACT HOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE VOTING INSTRUCTION FORM IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. IT IS IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RETURNED PROMPTLY.

FOR YOUR CONVENIENCE, YOU MAY ALSO PROVIDE VOTING INSTRUCTIONS BY TELEPHONE OR INTERNET BY FOLLOWING THE ENCLOSED INSTRUCTIONS. IF YOU PROVIDE VOTING INSTRUCTIONS BY TELEPHONE OR INTERNET, PLEASE DO NOT RETURN YOUR VOTING INSTRUCTION FORMS UNLESS YOU ELECT TO CHANGE YOUR VOTE.

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND

AND VOTE ON THE PROPOSAL

We are providing you with this overview of the proposal on which your vote is requested. Please read the full text of the Joint Proxy Statement/Prospectus, which contains additional information about the proposal, and keep it for future reference. Your voting instructions are important.

Questions and Answers

Q. What am I being asked to provide voting instructions?

A. You are being asked to provide voting instructions to approve the reorganization of the Oppenheimer Variable Account Funds identified on the Notice of Joint Special Meeting of Shareholders (each, an “Oppenheimer VA Fund” and, collectively, the “Oppenheimer VA Funds”), which are available exclusively as a funding vehicle for variable annuity contracts or variable life insurance policies, to a new variable mutual fund family. Specifically, as an individual variable annuity contract or variable life insurance policy owner (a “Contract Owner”) that utilizes an Oppenheimer VA Fund to fund the benefits related to such variable annuity contracts or variable life insurance policies, you are being asked to consider and provide voting instructions to approve an Agreement and Plan of Reorganization (the “Agreement”) under which the assets and liabilities of your Oppenheimer VA Fund will be transferred to a newly formed fund in the Invesco family of funds with the same investment objectives and substantially similar principal investment strategies and risks as the corresponding Oppenheimer VA Fund on the Invesco variable mutual fund platform (each, an “Acquiring Fund” and, collectively, the “Acquiring Funds”). (A table showing each Oppenheimer VA Fund and its corresponding Acquiring Fund is included in Exhibit A of the Joint Proxy Statement/Prospectus). The Oppenheimer VA Funds are sold only to separate accounts of various insurance companies to fund the benefits of variable annuity contracts or variable life insurance policies. Contract Owners are not the shareholders of an Oppenheimer VA Fund. Rather, the insurance companies and their separate accounts are the shareholders. However, each insurance company will offer Contract Owners the opportunity to instruct it as to how it should vote shares held by it and the separate accounts on the proposal to be considered at a joint special meeting of shareholders of the Oppenheimer VA Funds to be held on April 12, 2019 (the “Meeting”).

If shareholders of an Oppenheimer VA Fund approve the Agreement, and certain other closing conditions are satisfied or waived, shares of that Oppenheimer VA Fund will be exchanged for Acquiring Fund shares of equal value, which will result in your holding through your variable annuity contract or variable life insurance policy, shares of the Acquiring Fund, and the outstanding shares of the Oppenheimer VA Funds will be cancelled as permitted by the organizational documents of the Oppenheimer VA Funds and applicable law. Each Oppenheimer VA Fund for which shareholders have approved the Agreement will thereafter wind up its affairs and be dissolved under applicable law and deregistered under the Investment Company Act of 1940, as amended (the “1940 Act”). We refer to each such reorganization as a “Reorganization” and collectively as the “Reorganizations.”

Q. Why are the Reorganizations being proposed?

A. On October 17, 2018, Massachusetts Mutual Life Insurance Company (“MassMutual”), an indirect corporate parent of OppenheimerFunds, Inc. (“OFI”) and its subsidiaries (collectively, “Oppenheimer”) entered into an agreement with Invesco Ltd. (“Invesco”), a leading independent global investment management company, whereby Invesco will acquire MassMutual’s asset management affiliate, OFI. As part of the transaction, MassMutual and OFI’s employee shareholders will receive a combination of common and preferred equity consideration and MassMutual will become a significant shareholder in Invesco (the “Transaction”). In connection with the Transaction, the Board of Trustees (the “Oppenheimer VA Board”) of Oppenheimer Variable Account Funds (the “Oppenheimer VA Trust”) has approved the transition of each Oppenheimer VA Fund to the Invesco family of funds by transferring the assets and liabilities of each Oppenheimer VA Fund to a newly formed Acquiring Fund, with the same investment objectives and substantially similar principal investment strategies and risks as the corresponding Oppenheimer VA Fund. In addition, it is currently anticipated that the investment personnel

Q/A-1

associated with the Oppenheimer mutual fund business, as well as other Oppenheimer personnel, would transition to Invesco at closing. As a result, Invesco is anticipating that the current portfolio management teams associated with each Oppenheimer VA Fund will continue to manage the corresponding Acquiring Fund .

Combining the Oppenheimer VA Funds and the Invesco family of funds onto a single operating platform will create a larger family of funds that will offer a broader range of equity, fixed-income, alternative and other investment options.

Q. What effect will a Reorganization have on me as a Contract Owner?

A. Immediately after the closing of a Reorganization, you will hold through your variable annuity contract or variable life insurance policy shares of an Acquiring Fund that are equal in value to the value of the shares of the Oppenheimer VA Fund that you held immediately prior to the closing of the Reorganization. Other than for custody services, the Acquiring Funds use different service providers than the Oppenheimer VA Funds. These differences are described in the Joint Proxy Statement/Prospectus.

Q. Are there any significant differences between the investment objectives and principal investment strategies and risks of each Oppenheimer VA Fund and its corresponding Acquiring Fund?

A. No. Each Acquiring Fund has the same investment objectives and substantially similar principal investment strategies and risks as its corresponding Oppenheimer VA Fund. The investment objectives of each Oppenheimer VA Fund and Acquiring Fund are not fundamental and can be changed by its Board of Trustees without shareholder approval.

Q. Are there any significant differences in the advisory fee or total annual fund operating expenses of each Oppenheimer VA Fund and its corresponding Acquiring Fund?

A. The advisory fee of each Oppenheimer VA Fund and its corresponding Acquiring Fund are the same. For transfer agency and other services, the Oppenheimer VA Funds pay OFI Global Asset Management Inc. in its role as transfer agent an annual fee rate of 0.12% of average daily net assets while the Acquiring Funds for certain similar services pay Invesco Advisers, Inc. (“Invesco Advisers”) in its role as administrator an annual fee rate of up to 0.15% of average daily net assets and pay Invesco Investment Services Inc. in its role as transfer agent per trade fees and out-of-pocket expenses. In addition, Invesco Advisers, Inc., the investment adviser to the Acquiring Funds, has agreed to waive its advisory fee and/or reimburse fund expenses of each Acquiring Fund through two years from the closing date of the Reorganization so that each Acquiring Fund’s total annual fund operating expenses will be no greater than the total annual fund operating expenses of its corresponding Oppenheimer VA Fund. Absent Invesco Advisers’ fee waiver arrangement, the total annual fund operating expenses of each Oppenheimer VA Fund may be higher than the total annual fund operating expenses of the corresponding Acquiring Fund. The fee waiver arrangement and a comparison of the gross and net total annual fund operating expenses of the Oppenheimer VA Funds and the Acquiring Funds are described in the “Comparison of Fees and Expenses” section of the Joint Proxy Statement/Prospectus.

Q. Will there be any sales load, commission or other transactional fee in connection with the Reorganization?

A. No. The total value of the shares of an Oppenheimer VA Fund will be exchanged for shares of the corresponding Acquiring Fund without the imposition of any sales load, commission or other transactional fee.

Q. What will happen to the account balance held under my contract in the Oppenheimer VA Fund?

A. There will be no change in value. Upon approval and completion of each Reorganization, shares of an Oppenheimer VA Fund will be exchanged for shares of the corresponding Acquiring Fund based upon a specified exchange ratio determined by the respective net asset values of the Funds’ shares. Your contract will be credited with shares of the Acquiring Fund whose aggregate value at the time of issuance will equal the aggregate value of the Oppenheimer VA Fund shares held under your contract on that date.

Q/A-2

Q. What are the expected federal income tax consequences of the Reorganizations?

A. Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes and, as a condition of closing, the Oppenheimer VA Funds will receive an opinion of counsel to the effect that each Reorganization will constitute a “reorganization” within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). Thus, while there can be no guarantee that the U.S. Internal Revenue Service will adopt a similar position, it is expected, subject to the limited exceptions described in the Joint Proxy Statement/Prospectus under the heading “Federal Income Tax Consequences,” that neither shareholders, nor the Oppenheimer VA Funds, will recognize gain or loss as a direct result of a Reorganization, and the holding period for, and the aggregate tax basis of the Acquiring Fund’s shares that you receive in the Reorganization will include the holding period for, and will be the same as the aggregate tax basis of the shares that you surrender in the Reorganization. Shareholders should consult their tax adviser about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in the Joint Proxy Statement/Prospectus relates to the federal income tax consequences of the Reorganization only. For federal income tax purposes, the insurance companies and their separate accounts are treated as shareholders of the Oppenheimer VA Funds, rather than the Contract Owners. Contract Owners should ask their own tax advisors for more information on their own tax situation.

Q. Has the Oppenheimer VA Board considered the Reorganizations, and what voting instructions do they recommend I provide?

A. The Trustees of Oppenheimer VA Trust, including the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Oppenheimer VA Trust, have carefully considered the Reorganizations and unanimously recommend that you provide voting instructions “FOR” the Reorganizations. A summary of the considerations of the Oppenheimer VA Board in making this recommendation is provided in the “BOARD CONSIDERATIONS” section of the Joint Proxy Statement/Prospectus.

Q. What is the anticipated timing of the Reorganizations?

A. The joint special meeting of shareholders of the Oppenheimer VA Funds will be held on April 12, 2019 (together with any postponements or adjournments thereof, the “Meeting”). If shareholders of an Oppenheimer VA Fund approve the Reorganization, it is anticipated that such Reorganization will occur in the second quarter of 2019, simultaneous with the closing of the Transaction.

Q. What will happen if shareholders of an Oppenheimer VA Fund do not approve the Reorganization?

A. While the consummation of any particular Reorganization is not conditioned upon the specific consummation of any other Reorganization, the Reorganizations may not close unless certain conditions to the closing of the Transaction are met or waived. If such conditions are not met or waived, none of the Reorganizations will be consummated, even if shareholders of an Oppenheimer VA Fund approved the Reorganization, and the Oppenheimer VA Funds will not be reorganized into the Acquiring Funds. If this occurs, the Oppenheimer VA Board will consider what action, if any, for each Oppenheimer VA Fund to take. The “Terms of the Reorganizations” section of the Joint Proxy Statement/Prospectus generally describes the conditions to closing of the Reorganizations.

Additionally, if the shareholders of an Oppenheimer VA Fund do not approve the Reorganization, it is anticipated that such Oppenheimer VA Fund would either liquidate or follow Rule 15a-4 under the 1940 Act, which permits the Oppenheimer VA Board to approve, and for the Oppenheimer VA Fund to enter into, an interim investment advisory contract with Invesco Advisers, pursuant to which Invesco Advisers, as an interim adviser, may serve as the investment adviser to the Oppenheimer VA Fund for a period not to exceed 150 days following the termination of the current advisory agreement, to be able to continue uninterrupted portfolio management services for such Oppenheimer VA Fund. After the 150 day period has expired, if shareholders of an Oppenheimer VA Fund still have not approved the Reorganization, the Oppenheimer VA Board will consider other possible courses of action for such Fund, including possibly liquidating the fund.

Q/A-3

Q. Can I transfer my account balance before the Reorganization takes place?

A. Yes, if permitted by and in accordance with applicable rules under your contract, you may transfer your account balance out of the Oppenheimer VA Fund and into any other investment option made available by your variable annuity contract or variable insurance policy. However, if you transfer your account balance into another Oppenheimer VA Fund, you should be aware that the other Oppenheimer VA Fund will also be subject to a Reorganization.

Q. Why are you sending me the Joint Proxy Statement/Prospectus?

A. You are receiving a Joint Proxy Statement/Prospectus because one or more Oppenheimer VA Funds are utilized by your variable annuity contract or variable life insurance policy and have the right to provide voting instructions on the very important proposal described therein concerning the Oppenheimer VA Funds. The Joint Proxy Statement/Prospectus contains information that you should know before providing voting instructions on the proposed Reorganizations and which, if such proposed Reorganizations are approved, will result in your investment in the Acquiring Funds. The document is both a proxy statement of the Oppenheimer VA Funds and also a prospectus for the corresponding Acquiring Funds.

Q. Will any Oppenheimer VA Fund or Acquiring Fund pay the costs of this proxy solicitation or any additional costs in connection with the proposed Reorganization?

A. No. None of the Oppenheimer VA Funds or Acquiring Funds will bear these costs. Invesco and MassMutual or their affiliates will bear all expenses arising in connection with the Reorganizations.

Q. What is the required vote to approve the Proposal?

A. For each Oppenheimer VA Fund, shareholder approval of a Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the shares present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding shares of such Oppenheimer VA Fund are present or represented by proxy; or (ii) more than 50% of the outstanding shares of such Oppenheimer VA Fund.

Q. How do I provide voting instructions?

A. You will be able to give your insurance company voting instructions for those shares attributable to your contract as of January 14, 2019, the record date for the Meeting. A voting instruction form is, essentially, a ballot. While only insurance companies and their separate accounts are the shareholders of the Oppenheimer VA Funds, your insurance company will vote in accordance with your instructions. When you complete your voting instruction form, it directs your insurance company how to vote its shares on the Reorganization which affects the portion of your contract which is allocated to an Oppenheimer VA Fund. If you complete and sign the voting instruction form, the shares will be voted as you instruct. If you simply sign the voting instruction form without otherwise completing it, the shares will be voted “FOR” the Reorganization. If you do not return a voting instruction card at all, your shares will be voted in the same proportion as shares for which instructions have been received from other owners of registered variable annuity and variable life insurance contracts of your insurance company. The effect of this proportional voting is that Contract Owners representing a small number of Oppenheimer VA Fund shares may determine the outcome of the vote on the Reorganization. Contract Owners should contact their insurance company for information about any applicable deadline for providing voting instructions to such insurance company. For your convenience, insurance companies typically offer several ways you can provide voting instructions for shares beneficially held through your variable annuity contract or variable life insurance policy, including:

•

Voting instructions in Person: If you attend the Meeting and wish to provide voting instructions in person, we will provide you with a voting instruction form prior to the vote. Please indicate in the appropriate space on the voting instruction form if you plan to attend the Meeting.

•

Voting instructions by Mail: Whether or not you plan to attend the Meeting, we urge you to complete, sign and date the enclosed voting instruction form and to return it promptly in the envelope provided. Returning the voting instruction form will not affect your right to attend the Meeting and vote.

Q/A-4

•

Voting instructions by Telephone or the Internet: You may be permitted to provide voting instructions by telephone or through a website established for that purpose by following the instructions that appear on the voting instruction form accompanying the Joint Proxy Statement/Prospectus.

Q. Whom should I call for additional information about the Reorganizations or the Joint Proxy Statement/Prospectus?

A. If you need any assistance, or have any questions regarding the Reorganizations or how to provide voting instructions, please call AST Fund Solutions, LLC at (800) 967-5068.

Q/A-5

OPPENHEIMER VARIABLE ACCOUNT FUNDS 6803 South Tucson Way Centennial, Colorado 80112-3924 (800) 988-8287	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) 11 Greenway Plaza, Suite 1000 Houston, Texas 77046 (800) 959-4246

JOINT PROXY STATEMENT/PROSPECTUS

[                    ], 2019

Introduction

This joint proxy statement/prospectus (the “Joint Proxy Statement/Prospectus”) is being furnished to shareholders of the series of the Oppenheimer Variable Account Funds (the “Oppenheimer VA Trust”) identified on Exhibit A of this Joint Proxy Statement/Prospectus (each, an “Oppenheimer VA Fund” and collectively, the “Oppenheimer VA Funds”) in connection with the solicitation by the Board of Trustees of the Oppenheimer VA Trust (the “Oppenheimer VA Board”) of proxies or voting instructions to be used at a special joint meeting of the shareholders of the Oppenheimer VA Trust, which will be held at 6803 South Tucson Way Centennial, Colorado 80112-3924 on April 12, 2019 at 2:00 p.m. Mountain Time (together with any postponements or adjournments thereof, the “Meeting”). At the Meeting, shareholders of each Oppenheimer VA Fund are being asked to consider the following proposal:

To approve an Agreement and Plan of Reorganization (the “Agreement”) that provides for the reorganization of each Oppenheimer VA Fund into a corresponding, newly formed series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) identified as Exhibit A to the Joint Proxy Statement/Prospectus (each an “Acquiring Fund” and collectively, the “Acquiring Funds”) as set forth below, including: (i) the transfer of all or substantially all of the assets of the Oppenheimer VA Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Oppenheimer VA Fund, (ii) the distribution of shares of the Acquiring Fund to shareholders of the Oppenheimer VA Fund in complete liquidation of the Oppenheimer VA Fund; and (iii) the cancellation of the outstanding shares of the Oppenheimer VA Fund (all of the foregoing being referred to as the “Reorganization”).

The Joint Proxy Statement/Prospectus contains information that shareholders of the Oppenheimer VA Funds should know before voting on the proposed Reorganizations that are described herein, and should be retained for future reference. It is both the proxy statement of the Oppenheimer VA Funds and also a prospectus for the Acquiring Funds. Each Oppenheimer VA Fund and Acquiring Fund is a series of a registered open-end management investment company. We sometimes refer to the Oppenheimer VA Funds and the Acquiring Funds collectively as the “Funds” and to each fund individually as a “Fund.”

The Oppenheimer VA Funds generally are sold only to separate accounts of various insurance companies (the “Accounts”) to fund the benefits of variable annuity and/or variable life insurance policies (the “Contracts”). The Accounts may invest in shares of the Oppenheimer VA Funds in accordance with allocation instructions received from owners of the Contracts (“Contract Owners”). Such allocation rights, as well as sales charges and other expenses imposed on Contract Owners by the Contracts, are further described in the Contract prospectus. Individual Contract Owners are not the shareholders of an Oppenheimer VA Fund. Rather, the insurance companies and their Accounts are the shareholders. However, each insurance company will offer Contract Owners the opportunity to instruct it as to how it should vote shares held by it and the Accounts on the proposal to be considered at the joint special meeting (the “Meeting”). This Joint Proxy Statement/Prospectus is provided to Contract Owners entitled to give voting instructions regarding the Oppenheimer VA Funds. This Joint Proxy Statement/Prospectus contains information that a Contract Owner should know before providing voting instructions on the proposed reorganizations that are described herein and which, if such proposed reorganizations are approved, will result in your investment in corresponding Acquiring Funds.

For purposes of this Joint Proxy Statement/Prospectus, the terms “shareholder,” “you,” and “your” may refer to: (i) Contract Owners; (ii) Accounts and participating insurance companies, as direct owners of Oppenheimer VA Fund shares; and (iii) any other direct shareholders of the Oppenheimer VA Funds, unless the context otherwise requires.

The reorganization of each Oppenheimer VA Fund with and into its corresponding Acquiring Fund (each, a “Reorganization,” and collectively, the “Reorganizations”) as described in the Agreement, will involve three steps:

•

In accordance with the terms of the Agreement, the transfer by each Oppenheimer VA Fund of all of its assets to its corresponding Acquiring Fund in return for the Acquiring Fund assuming the liabilities of the Oppenheimer VA Fund and issuing shares of the corresponding Acquiring Fund to the Oppenheimer VA Fund equal to the aggregate net asset value of the corresponding Oppenheimer VA Fund’s shares owned by the Oppenheimer VA Fund’s shareholders on the closing date of the Reorganization;

•

the pro rata distribution of shares of the same or a comparable class of the Acquiring Fund to the shareholders of record of the Oppenheimer VA Fund as of the closing date of the Reorganization and the cancellation of the outstanding shares of the Oppenheimer VA Fund held by such shareholders, as permitted by the organizational documents of the Oppenheimer VA Fund and applicable law; and

•

the winding up of the affairs of the Oppenheimer VA Trust and dissolution under applicable law and de-registration of the Oppenheimer VA Trust under the Investment Company Act of 1940, as amended (the “1940 Act”).

If shareholders approve the Agreement and certain other closing conditions are satisfied or waivered, the total value of the Acquiring Fund shares that shareholders will receive after the closing of the Reorganization (in accordance with the terms of the Agreement) will be the same as the total value of the shares of the Oppenheimer VA Fund that shareholders held immediately prior to the Reorganization. Each Reorganization is intended to be a tax-free reorganization for federal income tax purposes, meaning that shareholders should not be required to pay any federal income tax in connection with the Reorganization. No sales charges will be imposed in connection with the Reorganizations and any minimum investment amounts will be waived.

The Oppenheimer VA Board has fixed the close of business on January 14, 2019 as the record date (“Record Date”) for the determination of shareholders entitled to notice of, and to vote at, the Meeting. Shareholders of an Oppenheimer VA Fund on the Record Date will be entitled to one vote for each full share of the Oppenheimer VA Fund held, and a proportionate fractional vote for each fractional share. We intend to mail this Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed voting instruction form on or about April 12, 2019 to all Contract Owners eligible to provide voting instructions on the Reorganization on January 14, 2019.

After careful consideration of the proposed Reorganizations, the Oppenheimer VA Board has unanimously approved the Agreement and each Reorganization and has determined that it is in the best interest of each Oppenheimer VA Fund and its shareholders.

If shareholders of an Oppenheimer VA Fund do not approve the Reorganization, the Oppenheimer VA Board will consider what further action is appropriate.

This Joint Proxy Statement/Prospectus is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate proxy statement/prospectus for each Oppenheimer VA Fund.

Additional information about the Funds is available in the:

•	Prospectuses for the Oppenheimer VA Funds and the Acquiring Funds;

•	Annual and Semi-Annual Reports to shareholders of the Oppenheimer VA Funds;

•	Statements of Additional Information (“SAIs”) for the Oppenheimer VA Funds and the Acquiring Funds; and

•	SAI relating to this Joint Proxy Statement/Prospectus.

Exhibit B contains a list of the specific prospectuses incorporated by reference into the Joint Proxy Statement/Prospectus.

These documents are on file with the Securities and Exchange Commission (the “SEC”). The prospectuses of the Oppenheimer VA Funds are incorporated herein by reference and are legally deemed to be part of this Joint Proxy Statement/Prospectus. A copy of the prospectus of each Acquiring Fund that corresponds to the Oppenheimer VA Fund that you utilize to fund the benefits of your variable annuity contracts or variable life insurance policies accompanies this Joint Proxy Statement/Prospectus and is incorporated herein by reference and is deemed to be part of this Joint Proxy Statement/Prospectus. The SAI to this Joint Proxy Statement/Prospectus, dated the same date as this Joint Proxy Statement/Prospectus, also is incorporated by reference and is deemed to be part of this document and is available upon oral or written request from the Acquiring Funds at the address and toll-free telephone number noted below. The Oppenheimer VA Funds’ prospectuses, the most recent Annual Report to Shareholders containing audited financial statements for the most recent fiscal year, and the most recent Semi-Annual Report to Shareholders of the Oppenheimer VA Funds have been previously mailed to Contract Owners and are available on Oppenheimer Funds’ web site at www.oppenheimerfunds.com.

Copies of all of these documents are available upon request without charge by visiting, writing to or calling:

For Oppenheimer VA Fund Documents:	For Acquiring Fund Documents:
OPPENHEIMER VARIABLE ACCOUNT FUNDS 6803 Tucson Way Centennial, Colorado 80112-3924 (800) 988-8287	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) 11 Greenway Plaza, Suite 1000 Houston, Texas 77046 (800) 959-4246

Copies of the Oppenheimer VA Funds’ prospectus and SAI are also available upon request and without charge by calling the insurance company, which holds your variable annuity contract or variable life insurance policy.

You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549-2736, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549-0102.

These securities have not been approved or disapproved by the SEC or CFTC nor has the SEC or CFTC passed upon the accuracy or adequacy of this Joint Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

i

Exhibits

ii

PROPOSAL:

APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION

Summary

On October 17, 2018, Massachusetts Mutual Life Insurance Company (“MassMutual”), an indirect corporate parent of OppenheimerFunds, Inc. (“OFI”) and its subsidiaries (collectively, “Oppenheimer”) entered into an agreement with Invesco Ltd. (“Invesco”), a leading independent global investment management company, whereby Invesco will acquire MassMutual asset management affiliate, OFI. In turn, MassMutual and OFI’s employee shareholders will receive a combination of common and preferred equity consideration and MassMutual will become a significant shareholder in Invesco (the “Transaction”). In connection with the Transaction, the Oppenheimer VA Board was asked to approve the reorganization of each Oppenheimer VA Fund into a corresponding Acquiring Fund by transferring the assets and liabilities of each Oppenheimer VA Fund to a newly formed Acquiring Fund with the same investment objectives and substantially similar principal investment strategies and risks as the corresponding Oppenheimer VA Fund. In addition, it is currently anticipated that certain of the investment personnel associated with the Oppenheimer mutual fund business, as well as other Oppenheimer personnel, would transition to Invesco at closing. As a result, Invesco is anticipating that the current portfolio management team associated with each Oppenheimer VA Fund will continue to manage its corresponding Acquiring Fund.

On January 11, 2019 the Oppenheimer VA Board on behalf of each Oppenheimer VA Fund unanimously voted to approve each Reorganization, subject to approval by shareholders of the applicable Oppenheimer VA Fund and other closing conditions. In the Reorganizations, each Oppenheimer VA Fund will transfer its assets and liabilities to its corresponding Acquiring Fund. The Acquiring Fund will then issue shares to the Oppenheimer VA Fund, which will distribute such shares to shareholders of the Oppenheimer VA Fund. Any shares of an Oppenheimer VA Fund owned by shareholders at the time of the Reorganization will be cancelled and shareholders will receive shares, in the same or a comparable share class, of the corresponding Acquiring Fund having an aggregate value equal to the value of the shares of the Oppenheimer VA Fund. It is expected that no gain or loss will be recognized by any shareholder of an Oppenheimer VA Fund in connection with the Reorganization, as discussed below under “Federal Income Tax Consequences.” If approved by shareholders and certain other conditions are met, each Reorganization is expected to occur in the second quarter of 2019.

Reasons for the Reorganization

The Oppenheimer VA Board considered the Transaction and each proposed Reorganization and concluded that participation in the proposed Reorganizations would be in the best interest of each Oppenheimer VA Fund and that shareholders would not be diluted as a result thereof. In reaching that conclusion, the Oppenheimer VA Board considered, among other things:

(1) the reputation, financial strength and resources of Invesco, one of the world’s leading independent global investment management firms;

(2) the expectation that there will not be any diminution in the nature, quality and extent of services provided to the Oppenheimer VA Funds and shareholders as a result of the Transaction;

(3) the unchanged investment objectives, principal investment strategies and risks of each Oppenheimer VA Fund after the Transaction and expectations that the same portfolio managers currently managing each Oppenheimer VA Fund will continue managing the corresponding Acquiring Fund after the Transaction;

(4) the lack of material differences between the terms of Invesco Advisers Advisory Agreement and the terms of the current advisory agreements between OFI and the Oppenheimer VA Funds, except that unlike an Oppenheimer VA Fund, each of the Acquiring Funds are party to the Invesco Administrative Services Agreement with Invesco Advisers that memorializes certain administrative services provided by Invesco Advisers to the Acquiring Funds, or as otherwise described in the Proxy Statement/Prospectus;

(5) the fact that the advisory fee of each Oppenheimer Fund and its corresponding Acquiring Fund are the same;

(6) the distribution arrangements that will be available to the Acquiring Funds;

(7) the transition from current service providers to post-Transaction service providers will be managed to assure that it will not have a foreseeable short-term or long-term adverse effect on shareholders;

(8) Invesco will provide a two-year contractual guaranty that will limit the total expense ratio of each Oppenheimer VA Fund to such Oppenheimer VA Fund’s total expense ratio prior to the Transaction (in determining the obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account: (i) interest, (ii) taxes, (iii) dividend expense on short sales, (iv) extraordinary or non-routine items, including litigation expenses and (v) expenses that an Oppenheimer VA Fund has incurred but did not actually pay because of an offset arrangement);

(9) Invesco and MassMutual will pay all expenses of the Oppenheimer VA Funds in connection with the Transaction;

(10) Shareholders will face no adverse tax consequences as a result of the Transaction; and

(11) Invesco and Oppenheimer have agreed to conduct, and use reasonable best efforts to cause their affiliates to conduct, their respective businesses in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Oppenheimer VA Funds.

For a more complete discussion of the factors considered by the Oppenheimer VA Board in approving the Reorganization, see the section titled “BOARD CONSIDERATIONS” in this Joint Proxy Statement/Prospectus.

Comparison of Investment Objectives and Principal Investment Strategies

Each of the Acquiring Funds was recently created solely to acquire the assets and assume the liabilities of the corresponding Oppenheimer VA Fund in a Reorganization. Each Acquiring Fund’s investment objective is the same and its principal investment strategies are substantially similar as those of the corresponding Oppenheimer VA Fund. The investment objectives of each Oppenheimer VA Fund and Acquiring Fund are not fundamental and can be changed by its Board of Trustees without shareholder approval. The investment objective and principal investment strategies of the Oppenheimer VA Fund held through your variable annuity contract or variable life insurance policy can be found in the Oppenheimer VA Fund prospectus that you received upon purchasing such contract or policy and any updated prospectuses that you may have subsequently received. The investment objective and principal investment strategies of the corresponding Acquiring Fund can be found in the Acquiring Fund’s prospectus, which is enclosed with this Joint Proxy Statement/Prospectus.

Risks Associated with the Acquiring Funds

Each Oppenheimer VA Fund and its corresponding Acquiring Fund have the same investment objectives and substantially similar principal investment strategies and invest in the same types of securities under the same portfolio management team. As a result, the risks associated with an investment in each Acquiring Fund are substantially similar to the risks associated with an investment in the corresponding Oppenheimer VA Fund, although the Acquiring Funds may describe such risks somewhat differently. The enclosed prospectuses of the Acquiring Funds contain a discussion of these risks. For more information on the risks associated with an Acquiring Fund, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI. The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain a copy of the SAI.

Comparison of Fundamental Investment Restrictions

The 1940 Act requires, and each of the Oppenheimer VA Funds and the Acquiring Funds have, fundamental investment restrictions relating to diversification, borrowing, issuing senior securities, underwriting, investing in real estate, investing in physical commodities, making loans, and concentrating in particular industries. Fundamental investment restrictions of a fund cannot be changed without shareholder approval. Each Oppenheimer VA Fund and its corresponding Acquiring Fund have substantially similar fundamental investment restrictions. A chart providing a side-by-side comparison of each fundamental investment restriction can be found on Exhibit C.

One notable difference in the fundamental investment restrictions of the Acquiring Funds is that each of the Acquiring Funds, unlike its Oppenheimer VA Fund counterpart, has a fundamental investment restriction that permits it to invest all of its assets in the securities of a single open-end management investment company with substantially similar fundamental investment objectives, policies and restrictions as the Acquiring Fund, notwithstanding any other fundamental investment restriction or limitation. While the Acquiring Funds have adopted this fundamental investment restriction, they have also adopted a non-fundamental investment restriction stating that, notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Acquiring Funds may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Acquiring Fund.

Another notable difference with regard to the fundamental investment restrictions of the Acquiring Funds relates to certain exclusions that apply to the restriction on underwriting securities. The Acquiring Fund may not underwrite the securities of other issuers, but this restriction does not prevent the Acquiring Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act. The exclusions relating to the Oppenheimer VA Fund’s restriction on underwriting are a little broader and provide that the Oppenheimer VA Fund may not underwrite securities of other issuers, except to the extent permitted under the Investment Company Act or the Securities Act of 1933, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statutes, rules, regulations or exemption may be amended or interpreted from time to time by the SEC, its staff, or other authority with appropriate jurisdiction.

Both the Oppenheimer VA Funds and Acquiring Funds may be subject to other investment restrictions that are not identified above. The full list of each Oppenheimer VA Fund’s and each Acquiring Fund’s investment restrictions may be found in its respective SAI. See the cover page of this Joint Proxy Statement/Prospectus for a description of how you can obtain a copy of the Funds’ SAIs.

Comparison of Fees and Expenses

The following table compares the shareholder fees and annual fund operating expenses, expressed as a percentage of net assets (“expense ratios”), of each Oppenheimer VA Fund with the shareholder fees and pro forma expense ratios of the corresponding Acquiring Fund. Pro forma expense ratios of the Acquiring Funds give effect to the Reorganizations. The pro forma expense ratios shown project anticipated expenses but actual expenses may be greater or less than those shown. You should know that the Acquiring Funds have implemented fee waivers through two years from the Closing Date of the Reorganization and if those waivers are not renewed upon the end of the two years after the Closing Date of the Reorganization, the expense ratios of certain Acquiring Funds after two years from the Closing Date of the Reorganization may be higher than the current expense ratios of the corresponding Oppenheimer VA Funds. In addition, the expenses in the table and example do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.

	Shareholder Fees (fees paid directly from your investment)		Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Dividend Expenses on Securities Sold Short	Acquired Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and/or Expense Reimbursements
Oppenheimer Capital Appreciation Fund/VA1 as of 6/30/18
Non-Service Class merging into Acquiring Fund- Series I	None	None	0.70%	None	0.14%	0.00%	0.00%	0.84%	0.04%[2]	0.80%
Service Class merging into Acquiring Fund- Series II	None	None	0.70%	0.25%	0.14%	0.00%	0.00%	1.09%	0.04%[2]	1.05%
Pro Forma Invesco Oppenheimer V.I. Capital Appreciation Fund as of 6/30/18
Series I	None	None	0.70%	None	0.17%[3]	0.00%	0.00%	0.87%	0.07%[4]	0.80%
Series II	None	None	0.70%	0.25%	0.17%[3]	0.00%	0.00%	1.12%	0.07%[4]	1.05%
Oppenheimer Conservative Balanced Fund/VA1 as of 6/30/18
Non-Service Class merging into Acquiring Fund- Series I	None	None	0.75%	None	0.20%	0.00%	0.00%	0.95%	0.28%[2]	0.67%
Service Class merging into Acquiring Fund- Series II	None	None	0.75%	0.25%	0.20%	0.00%	0.00%	1.20%	0.28%[2]	0.92%
Pro Forma Invesco Oppenheimer V.I. Conservative Balanced Fund as of 6/30/18
Series I	None	None	0.75%	None	0.21%[3]	0.00%	0.00%	0.96%	0.29%[4]	0.67%
Series II	None	None	0.75%	0.25%	0.21%[3]	0.00%	0.00%	1.21%	0.29%[4]	0.92%

	Shareholder Fees (fees paid directly from your investment)		Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Dividend Expenses on Securities Sold Short	Acquired Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and/or Expense Reimbursements
Oppenheimer Discovery Mid Cap Growth Fund/VA1 as of 6/30/18
Non-Service Class merging into Acquiring Fund- Series I	None	None	0.71%	None	0.14%	0.00%	0.00%	0.85%	0.05%[2]	0.80%
Service Class merging into Acquiring Fund- Series II	None	None	0.71%	0.25%	0.14%	0.00%	0.00%	1.10%	0.05%[2]	1.05%
Pro Forma Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund as of 6/30/18
Series I	None	None	0.71%	None	0.17%[3]	0.00%	0.00%	0.88%	0.08%[4]	0.80%
Series II	None	None	0.71%	0.25%	0.17%[3]	0.00%	0.00%	1.13%	0.08%[4]	1.05%
Oppenheimer Global Fund/VA1 as of 6/30/18
Non-Service Class merging into Acquiring Fund- Series I	None	None	0.63%	None	0.14%	0.00%	0.00%	0.77%	0.00%	0.77%
Service Class merging into Acquiring Fund- Series II	None	None	0.63%	0.25%	0.14%	0.00%	0.00%	1.02%	0.00%	1.02%
Pro Forma Invesco Oppenheimer V.I. Global Fund as of 6/30/18
Series I	None	None	0.63%	None	0.16%[3]	0.00%	0.00%	0.79%	0.02%[4]	0.77%
Series II	None	None	0.63%	0.25%	0.16%[3]	0.00%	0.00%	1.04%	0.02%[4]	1.02%
Oppenheimer Global Multi-Alternatives Fund/VA1 as of 6/30/18
Non-Service Class merging into Acquiring Fund- Series I	None	None	1.03%[5]	None	0.22%	0.17%	0.02%	1.44%	0.05%[2,6]	1.39%
Service Class merging into Acquiring Fund- Series II	None	None	1.03%[5]	0.25%	0.22%	0.17%	0.02%	1.69%	0.05%[2,6]	1.64%
Pro Forma Invesco Oppenheimer V.I. Global Multi-Alternatives Fund as of 6/30/18
Series I	None	None	1.00%[7]	None	0.23%[3]	0.17%	0.02%	1.42%	0.03%[4]	1.39%
Series II	None	None	1.00%[7]	0.25%	0.23%[3]	0.17%	0.02%	1.67%	0.03%[4]	1.64%

	Shareholder Fees (fees paid directly from your investment)		Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Dividend Expenses on Securities Sold Short	Acquired Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and/or Expense Reimbursements
Oppenheimer Global Strategic Income Fund/VA1 as of 6/30/18
Non-Service Class merging into Acquiring Fund- Series I	None	None	0.62%[5]	None	0.24%	0.00%	0.02%	0.88%	0.07%[6]	0.81%
Service Class merging into Acquiring Fund- Series II	None	None	0.62%[5]	0.25%	0.24%	0.00%	0.02%	1.13%	0.07%[6]	1.06%
Pro Forma Invesco Oppenheimer V.I. Global Strategic Income Fund as of 6/30/18
Series I	None	None	0.62%[7]	None	0.25%[3]	0.00%	0.02%	0.89%	0.10%[4]	0.79%
Series II	None	None	0.62%[7]	0.25%	0.25%[3]	0.00%	0.02%	1.14%	0.10%[4]	1.04%
Oppenheimer Government Money Fund/VA1 as of 6/30/18
Non-Service Class merging into Acquiring Fund- Series I	None	None	0.45%	None	0.15%	0.00%	0.00%	0.60%	0.10%[2]	0.50%
Pro Forma Invesco Oppenheimer V.I. Government Money Fund as of 6/30/18
Series I	None	None	0.45%	None	0.19%[3]	0.00%	0.00%	0.64%	0.14%[4]	0.50%
Oppenheimer International Growth Fund/VA1 as of 6/30/18
Non-Service Class merging into Acquiring Fund- Series I	None	None	0.93%	None	0.16%	0.00%	0.00%	1.09%	0.09%[2]	1.00%
Service Class merging into Acquiring Fund- Series II	None	None	0.93%	0.25%	0.16%	0.00%	0.00%	1.34%	0.09%[2]	1.25%
Pro Forma Invesco Oppenheimer V.I. International Growth Fund as of 6/30/18
Series I	None	None	0.93%	None	0.19%[3]	0.00%	0.00%	1.12%	0.12%[4]	1.00%
Series II	None	None	0.93%	0.25%	0.19%[3]	0.00%	0.00%	1.37%	0.12%[4]	1.25%

	Shareholder Fees (fees paid directly from your investment)		Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Dividend Expenses on Securities Sold Short	Acquired Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and/or Expense Reimbursements
Oppenheimer Main Street Fund/VA1 as of 6/30/18
Non-Service Class merging into Acquiring Fund- Series I	None	None	0.66%	None	0.14%	0.00%	0.00%	0.80%	0.00%	0.80%
Service Class merging into Acquiring Fund- Series II	None	None	0.66%	0.25%	0.14%	0.00%	0.00%	1.05%	0.00%	1.05%
Pro Forma Invesco Oppenheimer V.I. Main Street Fund as of 6/30/18
Series I	None	None	0.66%	None	0.16%[3]	0.00%	0.00%	0.82%	0.02%[4]	0.80%
Series II	None	None	0.66%	0.25%	0.16%[3]	0.00%	0.00%	1.07%	0.02%[4]	1.05%
Oppenheimer Main Street Small Cap VA1 as of 6/30/18
Non-Service Class merging into Acquiring Fund- Series I	None	None	0.68%	None	0.13%	0.00%	0.00%	0.81%	0.01%[2]	0.80%
Service Class merging into Acquiring Fund- Series II	None	None	0.68%	0.25%	0.13%	0.00%	0.00%	1.06%	0.01%[2]	1.05%
Pro Forma Invesco Oppenheimer V.I. Main Street Small Cap Fund as of 6/30/18
Series I	None	None	0.68%	None	0.15%[3]	0.00%	0.00%	0.83%	0.03%[4]	0.80%
Series II	None	None	0.68%	0.25%	0.15%[3]	0.00%	0.00%	1.08%	0.03%[4]	1.05%
Oppenheimer Total Return Bond Fund/VA1 as of 6/30/18
Non-Service Class merging into Acquiring Fund- Series I	None	None	0.60%	None	0.27%	0.00%	0.00%	0.87%	0.12%[2]	0.75%
Service Class merging into Acquiring Fund- Series II	None	None	0.60%	0.25%	0.27%	0.00%	0.00%	1.12%	0.12%[2]	1.00%
Pro Forma Invesco Oppenheimer V.I. Total Return Bond Fund as of 6/30/18
Series I	None	None	0.60%	None	0.26%[3]	0.00%	0.00%	0.86%	0.11%[4]	0.75%
Series II	None	None	0.60%	0.25%	0.26%[3]	0.00%	0.00%	1.11%	0.11%[4]	1.00%

Footnotes to Fee Table:

‡

There is no guarantee that actual expenses will be the same as those shown in the table. Pro Forma expenses of each Acquiring Fund are based on estimated amounts for the current fiscal year and Invesco and MassMutual will bear, or will arrange for an entity under common ownership of MassMutual or Invesco to bear, 100% of the costs incurred in connection with the Reorganizations. These reorganization expenses have not been reflected in the tables above.

1.	Expenses have been restated to reflect current fees.
2.

After discussions with the Oppenheimer VA Trust’s Board, OFI Global Asset Management, Inc. (“OFI Global”) has contractually agreed to waive fees and/or reimburse the Oppenheimer VA Fund in order to limit “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, unusual and infrequent expenses and certain other Fund expenses) to annual rates listed below for Non-Service Shares and Service Shares as calculated on the daily net assets of the Fund. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Oppenheimer VA Fund’s prospectus dated April 30, 2018, unless approved by the Oppenheimer VA Board.

The table below displays the expense limitations for each current Oppenheimer VA Fund:

Oppenheimer VA Fund	Non-Service	Service
Oppenheimer Capital Appreciation Fund/VA	0.80%	1.05%
Oppenheimer Conservative Balanced Fund/VA	0.67%	0.92%
Oppenheimer Discovery Mid Cap Growth Fund/VA	0.80%	1.05%
Oppenheimer Global Multi-Alternatives Fund/VA	1.20%	1.45%
Oppenheimer Government Money Fund/VA	0.50%	N/A
Oppenheimer International Growth Fund/VA	1.00%	1.25%
Oppenheimer Main Street Small Cap Fund/VA	0.80%	1.05%
Oppenheimer Total Return Bond Fund/VA	0.75%	1.00%

3.	“Other Expenses” are based on estimated amounts for the current fiscal year.
4.

Effective upon closing of the Reorganization, Invesco Advisers, Inc., has contractually agreed through two years from the Closing Date of the Reorganization to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) for each Acquiring Fund as shown in the table below. In determining Invesco Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limits reflected below in the table (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) Acquired Fund Fees and Expenses; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Invesco Advisers had also contractually agreed to waive a portion of the Acquiring Fund’s management fee in an amount equal to the net management fee that Invesco Advisers earns on the Acquiring Funds investment in certain affiliated Funds, which will have the effect of reducing the Acquiring Fund Fees and Expenses.

The table below displays the expense limitations for each current Oppenheimer VA Fund and pro forma Acquiring Fund:

Oppenheimer VA Fund	Non- Service	Service	Acquiring Fund	Series I	Series II
Oppenheimer Capital Appreciation Fund/VA	0.80%	1.05%	Invesco Oppenheimer V.I. Capital Appreciation Fund	0.80%	1.05%
Oppenheimer Conservative Balanced Fund/VA	0.67%	0.92%	Invesco Oppenheimer V.I. Conservative Balanced Fund	0.67%	0.92%
Oppenheimer Discovery Mid Cap Growth Fund/VA	0.80%	1.05%	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	0.80%	1.05%
Oppenheimer Global Fund/VA	N/A	N/A	Invesco Oppenheimer V.I. Global Fund	0.77%	1.02%
Oppenheimer Global Multi-Alternatives Fund/VA	1.20%	1.45%	Invesco Oppenheimer V.I. Global Multi-Alternatives Fund	1.20%	1.45%
Oppenheimer Global Strategic Income Fund/VA	N/A	N/A	Invesco Oppenheimer V.I. Global Strategic Income Fund	0.84%	1.09%
Oppenheimer Government Money Fund/VA	0.50%	N/A	Invesco Oppenheimer V.I. Government Money Fund	0.50%	N/A
Oppenheimer International Growth Fund/VA	1.00%	1.25%	Invesco Oppenheimer V.I. International Growth Fund	1.00%	1.25%
Oppenheimer Main Street Fund/VA	N/A	N/A	Invesco Oppenheimer V.I. Main Street Fund	0.80%	1.05%
Oppenheimer Main Street Small Cap Fund/VA	0.80%	1.05%	Invesco Oppenheimer V.I. Main Street Small Cap Fund	0.80%	1.05%
Oppenheimer Total Return Bond Fund/VA	0.75%	1.00%	Invesco Oppenheimer V.I. Total Return Bond Fund	0.75%	1.00%

5.

“Management Fees” reflects the gross management fees paid to OFI Global by the Oppenheimer VA Fund and the gross management fee of Cayman Islands exempted company that is wholly owned and controlled by the Oppenheimer VA Fund (the “Subsidiary”).

6.

OFI Global has contractually agreed to waive fees and/or reimburse Oppenheimer VA Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in funds managed by OFI Global or its affiliates. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the Oppenheimer VA Fund prospectus dated April 30, 2018, unless approved by the Oppenheimer VA Board. With respect to the Oppenheimer Global Multi-Alternatives Fund/VA, OFI Global has also contractually agreed to waive the management fee it receives from the Oppenheimer VA Fund in an amount equal to the management fee it receives from the Subsidiary. This undertaking will continue to be in effect for so long as the Fund invests in the Subsidiary and may not be terminated unless approved by the Oppenheimer VA Fund’s Board.

7.

For the Invesco Oppenheimer V.I. Global Multi-Alternatives Fund and Invesco Oppenheimer V.I. Global Strategic Income Fund, to the extent the Fund invests its assets in a direct wholly-owned subsidiary of that Fund, Management Fees have been restated to reflect that the combined advisory fee received from the wholly-owned subsidiary and the Acquiring Fund by Invesco Advisers is no greater than the management fee charged to the Acquiring Fund by Invesco Advisers.

Expense Examples

These Examples are intended to help you compare the costs of investing in different classes of an Oppenheimer VA Fund and the corresponding Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of an Acquiring Fund after giving effect to the Reorganization of the corresponding Oppenheimer VA Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the Fee Table above.

The Examples assume that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.

The Example reflects any applicable fee waivers and/or expense reimbursements for the first year only for the Oppenheimer VA Funds and the first two years for the Acquiring Funds. Invesco Advisers has contractually agreed to waive advisory fees and/or reimburse expenses through two years from the Closing Date of the Reorganization. Accordingly, the fee waivers and/or expense reimbursements applicable to the Acquiring Funds are not reflected in years three through ten of the table. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Oppenheimer Capital Appreciation Fund/VA as of 6/30/18
Non-Service Class merging into Acquiring Fund- Series I	$82	$266	$466	$1,042
Service Class Shares merging into Acquiring Fund- Series II Shares	$108	$345	$602	$1,336
Pro Forma Invesco Oppenheimer V.I. Capital Appreciation Fund combined as of 6/30/18
Series I	$82	$263	$468	$1,059
Series II	$107	$342	$603	$1,350
Oppenheimer Conservative Balanced Fund/VA as of 6/30/18
Non-Service Class merging into Acquiring Fund- Series I	$69	$277	$502	$1,150
Service Class Shares merging into Acquiring Fund- Series II Shares	$94	$356	$638	$1,442
Pro Forma Invesco Oppenheimer V.I. Conservative Balanced Fund combined as of 6/30/18
Series I	$68	$246	$473	$1,124
Series II	$94	$325	$608	$1,413
Oppenheimer Discovery Mid Cap Growth Fund/VA as of 6/30/18
Non-Service Class merging into Acquiring Fund- Series I	$82	$268	$470	$1,053
Service Class Shares merging into Acquiring Fund- Series II Shares	$108	$347	$606	$1,347
Pro Forma Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund combined as of 6/30/18
Series I	$82	$264	$472	$1,069
Series II	$107	$343	$606	$1,360

Class	1 Year	3 Years	5 Years	10 Years
Oppenheimer Global Fund/VA as of 6/30/18
Non-Service Class merging into Acquiring Fund- Series I	$79	$248	$431	$962
Service Class Shares merging into Acquiring Fund- Series II Shares	$105	$327	$568	$1,258
Pro Forma Invesco Oppenheimer V.I. Global Fund combined as of 6/30/18
Series I	$79	$248	$435	$974
Series II	$104	$327	$570	$1,267
Oppenheimer Global Multi-Alternatives Fund/VA as of 6/30/18
Non-Service Class merging into Acquiring Fund- Series I	$142	$454	$788	$1,732
Service Class Shares merging into Acquiring Fund- Series II Shares	$168	$532	$921	$2,010
Pro Forma Invesco Oppenheimer V.I. Global Multi-Alternatives Fund combined as of 6/30/18
Series I	$142	$443	$770	$1,697
Series II	$167	$521	$902	$1,971
Oppenheimer Global Strategic Income Fund/VA as of 6/30/18
Non-Service Class merging into Acquiring Fund- Series I	$83	$276	$485	$1,087
Service Class Shares merging into Acquiring Fund- Series II Shares	$109	$355	$621	$1,380
Pro Forma Invesco Oppenheimer V.I. Global Strategic Income Fund combined as of 6/30/18
Series I	$81	$263	$473	$1,077
Series II	$106	$342	$608	$1,368
Oppenheimer Government Money Fund/VA as of 6/30/18
Non-Service Class merging into Acquiring Fund- Series I	$51	$183	$326	$743
Pro Forma Invesco Oppenheimer V.I. Government Money Fund combined as of 6/30/18
Series I	$51	$176	$328	$771
Oppenheimer International Growth Fund/VA as of 6/30/18
Non-Service Class merging into Acquiring Fund- Series I	$103	$340	$597	$1,331
Service Class Shares merging into Acquiring Fund- Series II Shares	$128	$419	$732	$1,619
Pro Forma Invesco Oppenheimer V.I. International Growth Fund combined as of 6/30/18
Series I	$102	$332	$593	$1,341
Series II	$127	$410	$726	$1,625
Oppenheimer Main Street Fund/VA as of 6/30/18
Non-Service Class merging into Acquiring Fund- Series I	$82	$257	$448	$998
Service Class Shares merging into Acquiring Fund- Series II Shares	$108	$337	$584	$1,293
Pro Forma Invesco Oppenheimer V.I. Main Street Fund combined as of 6/30/18
Series I	$82	$258	$451	$1,010
Series II	$107	$336	$586	$1,302

Class	1 Year	3 Years	5 Years	10 Years
Oppenheimer Main Street Small Cap Fund/VA as of 6/30/18
Non-Service Class merging into Acquiring Fund- Series I	$82	$259	$452	$1,009
Service Class Shares merging into Acquiring Fund- Series II Shares	$108	$339	$588	$1,304
Pro Forma Invesco Oppenheimer V.I. Main Street Small Cap Fund combined as of 6/30/18
Series I	$82	$259	$454	$1,020
Series II	$107	$337	$590	$1,312
Oppenheimer Total Return Bond Fund/VA as of 6/30/18
Non-Service Class merging into Acquiring Fund- Series I	$77	$267	$474	$1,070
Service Class Shares merging into Acquiring Fund- Series II Shares	$103	$347	$610	$1,364
Pro Forma Invesco Oppenheimer V.I. Total Return Bond Fund combined as of 6/30/18
Series I	$77	$252	$455	$1,040
Series II	$102	$330	$590	$1,331

The Examples are not a representation of past or future expenses. Each Oppenheimer VA Fund’s and Acquiring Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Oppenheimer VA Fund’s or the Acquiring Fund’s projected or actual performance. The Examples do not reflect the effect of any fees or other expenses assessed in connection with your variable annuity contract or variable insurance policy, and if it did, expenses would be higher.

For further discussion regarding the Oppenheimer VA Board’s consideration of the fees and expenses of the Funds in approving the Reorganizations, see the section titled “BOARD CONSIDERATIONS” in this Joint Proxy Statement/Prospectus.

Comparison of Portfolio Managers

It is anticipated that each of the portfolio managers that manage the Oppenheimer VA Funds will, upon the completion of the Reorganization, manage the corresponding Acquiring Fund. A description of the employment history of these portfolio managers and the performance returns of such Oppenheimer VA Funds is included in the prospectuses and shareholder reports of the Oppenheimer VA Funds. The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain a copy of the Oppenheimer VA Funds’ prospectuses and Annual and Semi-Annual Shareholder Reports. The Acquiring Funds do not have any operating history or performance information and it is expected that upon completion of each proposed Reorganization, each Acquiring Fund will continue the historical performance information of its corresponding Oppenheimer VA Fund.

The “Portfolio Managers” section of the prospectuses enclosed with this Joint Proxy Statement/Prospectus describes the employment history of the portfolio managers of each Acquiring Fund of which shareholders will receive shares in connection with the proposed Reorganizations.

Comparison of Investment Advisers

OFI Global Asset Management, Inc. (“OFI Global”) is the investment adviser for each Oppenheimer VA Fund and OppenheimerFunds, Inc. (“OFI”) is the sub-adviser for each Oppenheimer VA Fund. OFI Global is a wholly owned subsidiary of OFI. OFI Global and OFI have a principal office located at 225 Liberty Street, New York, New York 10281-1008. OFI Global oversees each Oppenheimer VA Fund’s investment and business operations and OFI chooses the Fund’s investments and provides related advisory services, subject to the policies established by the Oppenheimer VA Board. OFI has a sub-advisory agreement with OFI Global and is paid by OFI Global.

Retention of Sub-subadvisers. OFI has retained Barings LLC (“Barings”) to provides securities selection and portfolio management services for the Oppenheimer Global Multi-Alternatives Fund/VA’s investments in real estate securities. Barings is an indirect subsidiary of MassMutual, the parent company of OFI, and is located at One Financial Plaza, Suite 1700, Hartford, Connecticut 06103-2604.

OFI has retained OFI SteelPath Inc. (“OFI SteelPath”) to provide securities selection and other portfolio management services for the Oppenheimer Global Multi-Alternatives Fund/VA’s investments in master limited partnership. OFI SteelPath is a wholly-owned subsidiary of OFI, and is located at 2100 McKinney Ave., Suite 1401, Dallas, Texas 75201. OFI will not be retained by Invesco Advisers to sub-advise the Invesco Oppenheimer V.I. Global Multi-Alternatives Fund as the portfolio managers of OFI SteelPath will become employees of Invesco Advisers.

OFI, not the Oppenheimer Global Multi-Alternatives Fund, pays Barings and OFI SteelPath an annual fee under Sub-Sub-Advisory Agreements between OFI and each of Barings and OFI SteelPath.

Cayman Subsidiaries. The Oppenheimer Global Multi-Alternatives Fund/VA and Oppenheimer Global Strategic Income Fund/VA each may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (a “Subsidiary”) that is an exempted company incorporated with limited liability under the laws of the Cayman Islands. Each Oppenheimer VA Fund is the sole shareholder of its Subsidiary. Oppenheimer Global Multi-Alternatives Fund/VA’s Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange-traded funds related to gold or other special minerals. Oppenheimer Global Strategic Income Fund/VA’s Subsidiary invests primarily in Regulation S securities. Oppenheimer Global Multi-Alternatives Fund/VA’s Subsidiary may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. OFI Global is responsible for each Subsidiary’s day-to-day business pursuant to an investment advisory agreement with each Subsidiary and OFI selects each Subsidiary’s investments pursuant to a sub-advisory agreement with OFI Global.

OFI is a diversified asset management company that services retail and institutional accounts and has more than [$            billion] under management or supervision as of [                    , 20__]. OFI is wholly-owned by Oppenheimer Acquisition Corp., a holding company primarily owned by MassMutual, a global, diversified insurance and financial services company. Invesco is a global investment management company that provides a comprehensive array of investment solutions for retail, institutional and high net worth clients around the world. Invesco operates in 20 countries and its principal U.S. office is located in Atlanta, Georgia.

Invesco Advisers, a registered investment adviser, serves as primary investment adviser for each Acquiring Fund. Invesco Advisers will manage the investment operations of the Acquiring Funds (upon consummation of the Reorganizations and commencement of operations) and has agreed to perform or arrange for the performance of each Acquiring Fund’s day-to-day management pursuant to an investment advisory agreement. Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers (and its predecessor) has acted as an investment adviser since its organization in 1976. As of [                    , 20__], Invesco Advisers had [$            billion] under management. Invesco Advisers is an indirect, wholly owned subsidiary of Invesco.

Comparison of Investment Advisory Arrangements. There are no material differences between the terms of the investment advisory agreement between Invesco Advisers and the Acquiring Funds (“Invesco Advisers Advisory Agreement”) and the terms of the current advisory agreements between OFI and the Oppenheimer VA Funds, except that unlike an Oppenheimer VA Fund, each of the Acquiring Funds are party to an administrative services agreement with Invesco Advisers that memorializes certain administrative services provided by Invesco Advisers to the Acquiring Funds (an “Invesco Administrative Services Agreement”). The Acquiring Funds pay a separate administrative services fee to Invesco Advisers for such services under the terms of the Invesco Administrative Services Agreement and the Invesco Advisers Advisory Agreement for the Acquiring Funds will include a provision that reduces the amount of the advisory fee payable by each Acquiring Fund by any amounts paid under the separate Invesco Administrative Services Agreement, except for certain additional services specific to variable insurance funds. In addition, the Invesco Advisers Advisory Agreement for the Acquiring Funds provides that the Acquiring Funds may pay Invesco Advisers 25% of the net monthly interest or fee income retained or paid to an Acquiring Fund for the provision of services related to an Acquiring Fund’s securities lending activities. Invesco Advisers has not charged this fee to an Acquiring Fund and has committed to seek approval from the Acquiring Funds’ Board of Trustees should it seek to collect this fee.

Delegation to Sub-Advisers. The Invesco Advisers Advisory Agreement applicable to all Acquiring Funds provides that Invesco Advisers may delegate any and all of its rights, duties or obligations to one or more wholly owned affiliates of Invesco as sub-advisers (the “Invesco Sub-Advisers”). Pursuant to a sub-advisory agreement, the Invesco Sub-Advisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to an Acquiring Fund. These affiliated sub-advisers, each of which is an indirect, wholly owned subsidiary of Invesco and a registered investment adviser under the Investment Advisers Act of 1940, are:

•	Invesco Asset Management Deutschland GmbH;

•	Invesco Asset Management Limited;

•	Invesco Asset Management (Japan) Limited;

•	Invesco Hong Kong Limited;

•	Invesco Senior Secured Management, Inc.; and

•	Invesco Canada Ltd.

In addition, Invesco Advisers has also entered into a Sub-Advisory Agreement with each of Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited, each a wholly owned subsidiary of Invesco and a registered investment adviser under the Advisers Act, to provide discretionary investment management services, investment advice, and/or order execution services to each Acquiring Fund.

Invesco Advisers has entered into a Sub-Advisory Agreement with OFI on behalf of each Acquiring Fund. After the closing of the Transaction, OFI will become a wholly-owned subsidiary of Invesco. Invesco Advisers has also entered into a Sub-Advisory Agreement with Barings to provide securities selection and portfolio management services for the Invesco Oppenheimer V.I. Global Multi-Alternatives Fund’s investments in real estate securities and in master limited partnerships, respectively.

Cayman Subsidiaries. The Invesco Oppenheimer V.I. Global Multi-Alternatives Fund and Invesco Oppenheimer V.I. Global Strategic Income Fund each may invest up to 25% of its total assets in a Subsidiary that is an exempted company incorporated with limited liability under the laws of the Cayman Islands. Each of the Invesco Oppenheimer V.I. Global Multi-Alternatives Fund and Invesco Oppenheimer VI Global Strategic Income Fund is the sole shareholder of its Subsidiary. Invesco Oppenheimer V.I. Global Multi-Alternatives Fund’s Subsidiary, like its Oppenheimer VA Fund counterpart, invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange traded funds related to gold or other special minerals. Invesco Oppenheimer V.I. Global Strategic Income Fund’s Subsidiary, like its Oppenheimer VA Fund counterpart, will invest primarily in Regulation S securities. Invesco Oppenheimer V.I. Global Multi-Alternatives Fund’s Subsidiary may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. Invesco Advisers is responsible for each Subsidiary’s day-to-day business and selects each Subsidiary’s investments pursuant to an investment advisory agreement for each Subsidiary.

Potential Pre-Reorganization Interim Advisory Agreements. The closing of the Transaction will automatically terminate each Oppenheimer VA Fund’s current investment advisory contract with OFI Global under the 1940 Act. If shareholders of an Oppenheimer VA Fund have not approved the Reorganization of such Oppenheimer VA Fund by the time of closing of the Transaction, it is anticipated that the Oppenheimer VA Fund would either liquidate or follow Rule 15a-4 under the 1940 Act, which permits the Oppenheimer VA Board to approve and enter into an interim investment advisory contract pursuant to which an interim adviser may serve as the investment adviser to the Oppenheimer VA Fund for a period not to exceed 150 days following the termination of the current advisory agreement to be able to continue uninterrupted portfolio management services for such Oppenheimer VA Fund. After the 150 day period has expired, if shareholders of an Oppenheimer VA Fund have still not approved the Reorganization, the Oppenheimer VA Board will consider what additional action to take.

Comparison of Other Service Providers

The following table identifies the principal service providers that service the Oppenheimer VA Funds and the Acquiring Funds:

	Oppenheimer VA Funds	Acquiring Funds

Administrator:	OFI Global Asset Management, Inc.	Invesco Advisers, Inc.

Transfer Agent:	OFI Global Asset Management, Inc. and Shareholder Services Inc. doing business as OppenheimerFunds Services	Invesco Investment Services, Inc.

Custodian:	JPMorgan Chase Bank	JPMorgan Chase Bank

Distributor:	OppenheimerFunds Distributor, Inc.	Invesco Distributors, Inc.

Auditor:	KPMG LLP	PricewaterhouseCoopers LLP

There are no material differences in the types of services provided by the Acquiring Funds’ service providers and the Oppenheimer VA Funds’ services providers. For administrative and other services the Oppenheimer VA Funds pay OFI Global Asset Management Inc. an annual fee rate of 0.12% of average daily net assets while the Acquiring Funds pay Invesco Advisers in its role as administrator an annual fee rate of up to 0.15% of average daily net assets.

Comparison of Share Classes and Distribution Arrangements

Each share class of an Oppenheimer VA Fund will be reorganized into a specific share class of the corresponding Acquiring Fund as described below and in Exhibit A of this Joint Proxy Statement/Prospectus. The following section describes the different distribution arrangements and eligibility requirements among the various share classes of the Oppenheimer VA Funds and the Acquiring Funds.

Distribution Arrangements. OppenheimerFunds Distributor, Inc. (“Oppenheimer Distributors”), a wholly-owned subsidiary of OFI, acts as the principal underwriter for the Oppenheimer VA Funds pursuant to written agreements on behalf of each Oppenheimer VA Fund (the “Oppenheimer VA Funds Distribution Agreements”). Invesco Distributors, Inc. (“Invesco Distributors”), a wholly-owned subsidiary of Invesco, is the principal underwriter for the Acquiring Funds pursuant to written agreements (“Acquiring Funds Distribution Agreements” and, together with the Oppenheimer VA Funds Distribution Agreement, the “Distribution Agreements”). The Distribution Agreements provide that Oppenheimer Distributors and Invesco Distributors have the exclusive right to distribute shares of the Oppenheimer VA Funds and the Acquiring Funds, respectively, on a continuous basis directly and through authorized financial intermediaries.

Class Structure. The Oppenheimer VA Funds offer Non-Service and Service Shares and the Acquiring Funds offer Series I and Series II Shares, except the Oppenheimer Government Money Fund/VA, only offers one class of shares designated as Non-Service Shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will usually have different share prices (except for the Oppenheimer Government Money Fund/VA). Service and Series II shares are subject to a distribution and service plan. The share classes offered by the Oppenheimer VA Funds and the corresponding share classes of the Acquiring Funds that Oppenheimer VA Fund shareholders will receive in connection with the Reorganizations are as follows:

Oppenheimer VA Funds Share Classes	Acquiring Funds Corresponding Share Classes
Non-Service	Series I
Service	Series II

Eligibility Requirements. Shares of the Oppenheimer VA Funds and shares of the Acquiring Funds are sold only to Accounts of participating insurance companies as an underlying investment for variable annuity contracts or variable life insurance policies. The Accounts may invest in shares of the Funds in accordance with allocation instructions received from Contract Owners. Such allocation rights, as well as sales charges and other expenses imposed on Contract Owners by the Contracts, are further described in the Contract prospectus, which can be obtained by contacting the insurance company through which you purchased your variable annuity contract or variable life insurance policy.

Additional information about the eligibility requirements to purchase the Oppenheimer VA Funds’ share classes and the Acquiring Funds’ share classes is available in their respective prospectuses and SAIs. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of the Oppenheimer VA Funds’ prospectuses. See the cover page of this Joint Proxy Statement/Prospectus for a description of how you can obtain a copy of each Fund’s SAI.

Distribution Plans and Service Plans. The Oppenheimer VA Funds have adopted a distribution and service plan (the “Oppenheimer Distribution and Service Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to each of their Service Shares. Non-Service Shares of the Oppenheimer VA Funds are not subject to the Oppenheimer Distribution and Service Plan.

Pursuant to the Oppenheimer Distribution and Service Plan, each Oppenheimer VA Fund is authorized to make payments to Oppenheimer Distributors in connection with the distribution of Oppenheimer VA Fund shares and shareholder services at the annual rate of up to 0.25% of the Oppenheimer VA Fund’s average daily net assets attributable to Service Shares. Under the Oppenheimer Distribution and Service Plan, the Oppenheimer VA Fund’s currently use the fees to pay insurance company separate account sponsors or their affiliates for personal services and account maintenance for Contract Owners who hold Service Shares.

The Acquiring Funds have adopted a distribution plan (the “Acquiring Fund Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to each of their Series II Shares. Pursuant to the Acquiring Fund Distribution Plan, each Acquiring Fund is authorized to make payments to Invesco Distributors in connection with the distribution of Acquiring Fund shares and shareholder services provided at the annual rate of 0.25% of the Acquiring Fund’s average daily net assets attributable to Series II Shares. The distribution plan for Series II Shares classes of the Acquiring Funds offered in the Reorganizations will operate in a similar manner to the Oppenheimer Distribution and Service Plan.

Amounts received by Invesco Distributors may be spent for any activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders. The Acquiring Fund Distribution Plan is a compensation plan that permits payments under the plan for services rendered regardless of the level of expenditures made by Invesco Distributors.

Initial Sales Charges and Contingent Deferred Sales Charges. No share class of the Oppenheimer VA Funds or the Acquiring Funds is subject to an initial sales charge or a contingent deferred sales charge. Sales charges may, however, be imposed on Contract Owners by the Contracts, as further described in the Contract prospectus.

Comparison of Purchase and Redemption Procedures

Purchase Procedures. The purchase procedures employed by the Acquiring Funds and the Oppenheimer VA Funds are substantially similar. Both the Acquiring Funds and the Oppenheimer VA Funds offer shares only through insurance companies and, as such, individual investors cannot purchase shares directly. Instead, Contract Owners may contact their respective insurance companies or consult their Contract prospectuses for specific information regarding purchases.

Investment Minimums. Neither the Acquiring Funds nor the Oppenheimer VA Funds maintain investment minimums with respect to their variable insurance investment products. Investment minimums may, however, be imposed on Contract Owners by the Contract. Consult your Contract prospectuses for details.

Redemption Procedures. The redemption procedures employed by the Acquiring Funds and the Oppenheimer VA Funds are substantially similar. Both the Acquiring Funds and the Oppenheimer VA Funds offer shares only through insurance companies. The redemption price will be the net asset value per share next determined after the receipt of a redemption request in proper form by the Contract Owner.

Both the Acquiring Funds and the Oppenheimer VA Funds reserve the right to determine whether to satisfy redemption requests by making payments in securities or other property (also known as a redemption in-kind). Neither the Oppenheimer VA Funds nor the Acquiring Funds charge a redemption fee on shares redeemed within a certain number of days of purchase.

Exchange Privileges. Service and Non-Service Shares of the Oppenheimer VA Funds and Series I and Series II Shares of the Acquiring Funds do not have any exchange privileges.

Comparison of Dividend and Distribution Policies and Fiscal Years

Dividend and Distribution Policies. Each Oppenheimer VA Fund and its corresponding Acquiring Fund have similar policies regarding the payment of dividends and distributions. Each Oppenheimer VA Fund and its corresponding Acquiring Fund may declare and pay dividends of net investment income, if any, with the same frequency, which is annually except that the Oppenheimer Government Money Fund/VA and the Invesco Oppenheimer V.I. Government Money Fund declare dividends from net investment income, if any, daily and pay them monthly. The Oppenheimer VA Funds and Acquiring Funds may also declare and pay capital gains distributions more than once per year as permitted by law. The Oppenheimer VA Funds and Acquiring Funds automatically reinvest any dividends from net investment income or capital gains distributions, unless otherwise instructed by the insurance company to have dividends and distributions paid in cash. The amount of dividends and distributions will vary and there is no guarantee that either the Oppenheimer VA Funds or the Acquiring Funds will pay either a dividend from net investment income or a capital gains distribution.

Additional information regarding the dividend and distribution policies of the Oppenheimer VA Funds and the Acquiring Funds is available in their respective prospectuses. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of such prospectuses.

Fiscal Years. Each Acquiring Fund has the same December 31 fiscal year as its corresponding Oppenheimer VA Fund. As a result, the Acquiring Funds will deliver annual and semi-annual shareholder reports and updated prospectuses about the same time of the year as the Oppenheimer VA Funds delivered this information.

Comparison of Business Structures, Shareholder Rights and Applicable Law

Each Acquiring Fund and each Oppenheimer VA Fund is a series of a Delaware statutory trust (the “Acquiring Trust” and the “Oppenheimer VA Trust,” respectively). As a result, there are no material differences between the rights of shareholders under the governing state laws of the Oppenheimer VA Funds and the corresponding Acquiring Funds except differences in rights provided for in the respective governing instruments of these entities, some of which are discussed below.

The following is a discussion of certain important provisions of the governing instruments and governing laws of each Oppenheimer VA Fund and its corresponding Acquiring Fund, but is not a complete description thereof. Further information about each Fund’s governance structure is contained in the Fund’s SAI and its governing instruments, which are on file with the SEC.

Shares. When issued and paid for in accordance with the prospectus, shares of both an Oppenheimer VA Fund and the corresponding Acquiring Fund are fully paid and non-assessable, have no preemptive or subscription rights and are freely transferable. Each share of both an Oppenheimer VA Fund and the corresponding Acquiring Fund represents an equal interest in such Fund. Shares of each Fund are entitled to receive its pro rata share of distributions of income and capital gains, if any, made with respect to that Fund as are declared by its Board, although such distributions may vary in amount among the classes of a Fund to reflect class-specific expenses. Such distributions may be in cash, in kind or in additional Fund shares. In any liquidation of an Oppenheimer VA Fund or an Acquiring Fund, each shareholder is entitled to receive his or her pro rata share of the net assets of the Fund, after satisfaction of all outstanding liabilities and expenses of the Fund.

Organization and Governing Law. The Oppenheimer VA Funds are series of a trust organized as a Delaware statutory trust (“DST”) pursuant to the Delaware Statutory Trust Act (“DSTA”). The Acquiring Funds are also series of a trust organized as a DST. Oppenheimer VA Trust and the Acquiring Trust are each governed by its

Declaration of Trust (a “Declaration”) and its By-Laws, and its business and affairs are managed under the supervision of its Board of Trustees.

Each Fund is subject to the federal securities laws, including the 1940 Act, and the rules and regulations promulgated by the SEC thereunder.

Shareholder Meetings and Rights of Shareholders to Call a Meeting. Neither the Oppenheimer VA Funds nor the Acquiring Funds are required to hold annual shareholders’ meetings under the DSTA or their respective Declarations or By-Laws unless required by applicable federal law.

The governing instruments of the Oppenheimer VA Trust and Acquiring Trust generally provide that special meetings of shareholders may be called for any purpose determined by the Trustees at any time. In addition, the governing instruments for each Fund provide that shareholders may only call a special meeting of shareholders under certain circumstances. In the case of all Funds, a special meeting may be called as required by federal law including the 1940 Act, upon the written request of shareholders owning shares representing at least the percentage of the total combined votes of all shares of the respective Trust issued and outstanding required by federal law including the 1940 Act.

Submission of Shareholder Proposals. The Oppenheimer VA Trust has no provisions in its governing instruments requiring that an Oppenheimer VA Fund shareholder provide notice to the Oppenheimer VA Trust in advance of a shareholder meeting to enable the shareholder to present a proposal at such meeting, although the federal securities laws, which apply to all of the Oppenheimer VA Funds and the Acquiring Funds, require that certain conditions be met to present any proposals at shareholder meetings. The By-Laws of the Acquiring Trust require that certain conditions be met to present any shareholder proposals at either an annual or a special meeting of shareholders, including that notice be given to the Acquiring Fund by a shareholder in advance of a shareholder meeting. For example, with respect to a special meeting of shareholders, only that business which is to be brought before the meeting pursuant to the Acquiring Fund’s notice of meeting may be conducted. If the Board of the Acquiring Trust determines to elect Trustees at such special meeting, in order for a shareholder to bring a nomination before such meeting, written notice must be delivered to the Secretary of the Acquiring Trust no later than the 90th day, nor earlier than the 120th day prior to such special meeting or in certain circumstances, no later than the 10th day following the public announcement of the meeting date. Failure to satisfy the requirements of this advance notice provision will mean that a shareholder may not be able to present a proposal at a meeting.

Quorum. For each Oppenheimer VA Fund and each Acquiring Fund, a quorum will exist if shareholders of one-third of the outstanding shares of such Fund entitled to vote are present at the meeting in person or by proxy.

Number of Votes; Aggregate Voting. The governing instruments of the Oppenheimer VA Trust and Acquiring Trust provide that each shareholder is entitled to one vote for each whole share held, and a fractional vote for each fractional share held. The governing instruments of both the Oppenheimer VA Trust and the Acquiring Trust also specify that shareholders are not entitled to cumulative voting in the election of Trustees.

The governing instruments of both the Oppenheimer VA Trust and the Acquiring Trust provide that all shares of the Acquiring Funds shall be voted together, except when required by applicable law or when the Trustees have determined that the matter affects the interests of one or more series (or classes), then only the shareholders of all such affected series (or classes) are entitled to vote on such matters.

Right to Vote. The 1940 Act provides that shareholders of each Fund have the power to vote with respect to certain matters: specifically, for the election of Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental. Shareholders of each Fund also have the right to vote on certain matters affecting the Fund or a particular share class thereof under their respective governing instruments and applicable state law. The following summarizes the matters on which Fund shareholders have a right to vote as well as the minimum shareholder vote required to approve the matter. For matters on which shareholders of a Fund do not have a right to vote, the Trustees of the Fund may nonetheless determine to submit the matter to shareholders for approval.

Election and Removal of Trustees. The shareholders of all Funds are entitled to vote for the election and the removal of Trustees. For all Funds, Trustees are elected by a plurality vote (i.e., the nominees receiving the greatest number of votes are elected). For the Oppenheimer VA Trust, any Trustee may be removed by a vote of two-thirds of the total combined net asset value of all shares of the Trust issued and outstanding. For the Acquiring Trust, any Trustee may be removed by a vote of two-thirds of the outstanding shares of such Trust or by a written instrument signed by at least two-thirds of the Trustees prior to removal.

Amendment of Governing Instruments. Generally, the Trustees of each Fund have the right to amend, from time to time, the Declaration and By-laws for the Funds. For the Oppenheimer VA Trust, shareholders have the right to vote on any amendment to the Declaration as determined by the Trustees in their sole discretion or as required by federal law including the 1940 Act, but only to the extent so required. Any such amendment requires the vote of a majority of the votes cast by shareholders present in person or by proxy at a meeting at which a quorum is present. Shareholders of the Acquiring Funds have the power to vote on any amendment to the Declaration (1) as determined by the Trustees in their sole discretion or as required by federal law, including the 1940 Act, but only to the extent required; (2) that would reduce their rights to indemnification as shareholders; and (3) that would amend their voting powers. Any amendment regarding indemnification requires the vote of two-thirds of the outstanding shares entitled to vote and all other amendments require the vote of a majority of the vote cast by shareholders present in person or by proxy at a meeting at which a quorum is present.

Mergers and Reorganizations. The Declaration of the Oppenheimer VA Trust provides that any merger, consolidation or other reorganization of such Oppenheimer VA Fund only requires the approval of the Trustees and not shareholders unless required by the 1940 Act. For the Acquiring Trust, the Declaration provides that any merger, consolidation or other reorganization of a Fund only requires the approval of the Trustees and not shareholders unless required by the 1940 Act.

Liquidation of a Fund. Each Oppenheimer VA Fund and each Acquiring Fund may be liquidated by its respective Board of Trustees without shareholder approval.

Liability of Shareholders. Consistent with the DSTA, the Declarations for the Oppenheimer VA Trust and the Declarations for the Acquiring Trust generally provide that shareholders will not be subject to personal liability for the obligations of the Funds. Similar statutory or other authority limiting statutory trust shareholder liability does not apply in many other states, however, and a shareholder subject to proceedings in courts in other states, which may not apply Delaware law, may be subject to liability. To guard against this risk, the governing instruments for the Oppenheimer VA Trust and the Acquiring Trust contain an express disclaimer of shareholder liability for acts of the Fund and provide for shareholder indemnification out of the Fund’s assets if any shareholder is personally held liable for the obligations of the Fund.

Liability of Trustees and Officers. Consistent with the 1940 Act, the governing instruments for all of the Funds generally provide that no Trustee, officer, employee or agent of the Funds shall be subject to any personal liability in connection with the assets or affairs of the Funds, except for liability arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (“Disqualifying Conduct”).

Indemnification. For the Oppenheimer VA Trust, the Declaration generally requires the Oppenheimer VA Trust to indemnify each of its Trustees, officers, employees and agents (“Covered Persons”) to the fullest extent permitted by law against all liabilities and expenses reasonably incurred by any Covered Person in connection with any claim, action, suit or proceeding in which such Covered Person may be involved (or with which such Covered Person may be threatened) by reason of being or having held such position with the applicable Oppenheimer VA Fund, except with respect to any matter as to which it has been determined that such Covered Person (i) shall have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; or (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither “interested persons” (as defined by the 1940 Act) of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry). Such rights to indemnification are not exclusive and do not affect any other rights the Covered Person may have, including under any liability insurance policy.

The Declaration of the Acquiring Trust provides that every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the DSTA, the By-Laws and applicable laws. The By-Laws of the Acquiring Trust provides that every Covered Person of the Acquiring Trust shall be indemnified by the Acquiring Trust or applicable Acquiring Fund for expenses actually and reasonably incurred in the defense or settlement of any proceeding to which such Covered Person is made a party or is threatened to be made a party by reason of the fact that such person is a Covered Person. For proceedings not by or in the right of an Acquiring Fund (i.e., derivative lawsuits), such indemnification may also cover fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such proceeding. The Acquiring Fund generally must advance to such Covered Persons such expenses in advance of the proceeding’s final disposition. No Covered Person, however, shall be indemnified for any expenses, judgments, fines, amounts paid in settlement, or other liability or loss arising by reason of his or her Disqualifying Conduct.

Any indemnification required or permitted under the By-Laws (unless ordered by a court) must be made by the Acquiring Trust or applicable Acquiring Fund only as authorized in the specific case upon a reasonable determination, based upon a review of the facts, that the Covered Person is entitled to indemnification because (i) he or she is not liable by reason of Disqualifying Conduct, or (ii) in cases where there is no liability, he or she has not engaged in Disqualifying Conduct. Such determination must be made by (i) the vote of a majority of a quorum of Trustees who are not interested persons (as defined in the 1940 Act) of the Acquiring Trust and is not a party to the proceeding; or (ii) if there are no such Trustees, or if such Trustees so direct, by independent legal counsel in a written opinion.

Terms of the Reorganization

The terms and conditions under which each Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit D to this Joint Proxy Statement/Prospectus.

With respect to each Reorganization, if shareholders of the Oppenheimer VA Fund approve the Agreement and other closing conditions are satisfied or waived (to the extent legally permissible), the assets (as defined in the Agreement) of the Oppenheimer VA Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of liabilities (as defined in the Agreement) of the Oppenheimer VA Fund and delivery by the Acquiring Fund to the Oppenheimer VA Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Oppenheimer VA Fund so transferred, all determined and adjusted as provided in the Agreement. The value of your account with an Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the Oppenheimer VA Fund immediately prior to the Reorganization.

The class or classes of Acquiring Fund shares that shareholders will receive in connection with the Reorganization will depend on the class or classes of Oppenheimer VA Fund shares that shareholders hold. The share classes that will be issued by the Acquiring Funds to the holders of the various share classes of the Oppenheimer VA Funds are described in Exhibit A.

Each Oppenheimer VA Fund and Acquiring Fund has made representations and warranties in the form of Agreement attached as Exhibit D that are customary in matters such as the Reorganizations. These representations and warranties were made solely for the benefit of the parties to the Agreement and (i) were not intended to be treated as categorical statements of fact, but rather as a way of allocating the risk to one of the parties if those statements prove to be inaccurate; (ii) may have been qualified in the Agreement by disclosures that were made in connection with the negotiation of the Agreement; (iii) may apply contract standards of “materiality” that are different from “materiality” under the applicable securities laws; and (iv) were made only as of the date of the Agreement or such other dates as may be specified in the Agreement.

If shareholders approve the Reorganizations and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganizations (the “Closing”) is expected to occur within a reasonable period thereafter (the “Closing Date”). The Closing of the Reorganizations shall take place as of the later of 7:01 p.m. Eastern Time or the finalization of the Oppenheimer VA Fund’s net asset value on the Closing Date, unless otherwise agreed to by the parties. The valuation of an Oppenheimer VA Fund’s assets shall be immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date on the basis of values calculated as of the close of regular trading on the NYSE on the Closing Date. The consummation of any particular Reorganization is not conditioned upon the consummation of any other Reorganization. As a result, the Reorganizations may close at different times if, for example, shareholders of one or more Oppenheimer VA Funds have not approved their respective Reorganizations at the time of the closing of the Transaction. In addition, the parties may choose to delay the consummation of a Reorganization that shareholders have approved so that all or substantially all of the Reorganizations are consummated at the same time. On or before the Closing Date, some securities held by certain Oppenheimer VA Funds may be unable to be transferred to the corresponding Acquiring Fund due to foreign regulatory restrictions or other impediments to transfer. If this occurs, management of each such Oppenheimer VA Fund and its corresponding Acquiring Fund will take steps to minimize any portfolio disruption by seeking alternative investment exposure to those positions, however in the unlikely event alternate investment approaches are unavailable, an affected fund may temporarily deviate from its investment strategy with respect to these select securities, and may incur certain related costs.

For a description of the vote required to approve the Agreement, see “Vote Necessary to Approve the Agreement” section of this Joint Proxy Statement/Prospectus. Following receipt of the requisite shareholder vote in favor of a Reorganization and prior to the opening of trading on the NYSE following the Closing Date, an Oppenheimer VA Fund will distribute to its shareholders of record the shares of the Acquiring Fund received by the Oppenheimer VA Fund, on a pro rata basis. Additionally, as soon as reasonably practicable after the Closing, the outstanding shares of the Oppenheimer VA Fund will be redeemed and cancelled as permitted by, and terminated in accordance with, its governing instruments and applicable law, and the Oppenheimer VA Fund will, as promptly as practicable, completely liquidate and dissolve as permitted by its governing instruments and applicable law.

The obligations of each Acquiring Fund and Oppenheimer VA Fund are subject to other conditions, including the following conditions:

•

Acquiring Fund Registration Statement on Form N-14 under the Securities Act of 1933, as amended (the “1933 Act”) shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued;

•

the shareholders of the Oppenheimer VA Fund shall have approved the Agreement in accordance with the provisions of the Oppenheimer VA Trust’s Governing Instruments, applicable Delaware state law and the 1940 Act;

•

the Acquiring Fund and Oppenheimer VA Fund shall each have received a legal opinion on or before the Closing that the consummation of the transactions contemplated by the Agreement will not result in the recognition of gain or loss for federal income tax purposes for the Oppenheimer VA Fund or its shareholders or Acquiring Fund.

If the shareholders of an Oppenheimer VA Fund do not approve the Reorganization, it is anticipated that such Oppenheimer VA Fund would either liquidate or follow Rule 15a-4 under the 1940 Act, which permits the Oppenheimer VA Board to approve, and for the Oppenheimer VA Fund to enter into, an interim investment advisory contract with Invesco Advisers pursuant to which Invesco Advisers, as an interim adviser, may serve as the investment adviser to the Oppenheimer VA Fund for a period not to exceed 150 days following the termination of the current advisory agreement, to be able to continue uninterrupted portfolio management services for such Oppenheimer VA Fund. After the 150 day period has expired, if shareholders of an Oppenheimer VA Fund still have not approved the Reorganization, the Oppenheimer VA Board will consider other possible courses of action for such Oppenheimer VA Fund, including possibly liquidating the Oppenheimer VA Fund. Additionally, while the consummation of any particular Reorganization is not conditioned upon the specific consummation of any other Reorganization, the Reorganizations may not close unless certain conditions to the closing of the Transaction are met or waived. If such conditions are not met or waived, none of the Reorganizations will be consummated, even if shareholders of an Oppenheimer VA Fund approved the Reorganization, and the Oppenheimer VA Funds will not be reorganized into the Acquiring Funds. If this occurs, the Oppenheimer VA Board will consider what action, if any, for each Oppenheimer VA Fund to take.

The Agreement may be terminated and a Reorganization may be abandoned at any time by mutual agreement of the parties, or by either party if the Closing does not occur on or before [                    ], 2019 or if one or more of the parties shall have materially breached its obligations under the Agreement. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

Invesco has made certain covenants in connection with the Transaction Agreement regarding compliance with Section 15(f) of the 1940 Act, which, in pertinent part, provides a safe harbor for the receipt by an investment adviser or any of its affiliated persons of any amount or benefit in connection with certain transactions, such as the Transaction, involving an assignment of an investment management services agreement as long as two conditions are satisfied.

The first condition requires that no “unfair burden” be imposed on the investment company as a result of the Transaction, or as a result of any express or implied terms, conditions or understandings applicable to the Transaction. The term “unfair burden,” as defined in the 1940 Act, includes any arrangement during the two-year period after the change in control whereby the investment adviser (or predecessor or successor investment adviser), or any interested person of any such investment adviser, receives or is entitled to receive any compensation, directly or indirectly, from such investment company or its security holders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of such investment company (other than bona fide ordinary fees for principal underwriting services). No such compensation arrangements are contemplated in the Transaction. Oppenheimer and Invesco have agreed to refrain from imposing or seeking to impose, for a period of two years after the closing of the Transaction, any “unfair burden” on the Funds.

The second condition requires that, during the three-year period immediately following the closing of such transactions, at least 75% of the investment company’s board of directors or trustees not be “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the investment adviser or predecessor investment adviser. The Board of Trustees of the Acquiring Fund currently satisfies such 75% requirement. Invesco has agreed with Oppenheimer to use its reasonable best efforts to ensure continued satisfaction of the 75% requirement for the three-year period following the closing of the Transaction.

Federal Income Tax Consequences

The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.

The Reorganizations are intended to be tax-free reorganizations for federal income tax purposes. As a condition to consummation of the Reorganization, Stradley Ronon Stevens & Young, LLP, counsel to Invesco, will deliver an opinion (“Tax Opinion”) to the Funds to the effect that, based on the facts and assumptions stated therein (as well as certain representations of each Fund) and the existing federal income tax law, and conditioned on the Reorganization being completed in accordance with the Plan of Reorganization, for federal income tax purposes:

•

Each Reorganization will qualify as a “reorganization” (as defined in Section 368(a)(1) of the Code), and each Fund will be a “party to a reorganization” (within the meaning of Section 368(b) of the Code);

•	No Fund will recognize any gain or loss as a direct result of the Reorganization;

•	The Oppenheimer VA Funds’ shareholders will not recognize any gain or loss on the exchange of their Oppenheimer VA Fund shares for corresponding Acquiring Fund shares;

•

The aggregate tax basis in Acquiring Fund shares that an Oppenheimer VA Fund shareholder receives pursuant to the Reorganization will be the same as the aggregate tax basis in the Oppenheimer VA Fund shares the shareholder holds immediately before the Reorganization. The holding period for Acquiring Fund shares that an Oppenheimer VA Fund shareholder receives pursuant to the Reorganization will include the holding period for the Oppenheimer VA Fund shares the shareholder holds immediately before the Reorganization, provided the shareholder holds the shares as capital assets at the time of the Closing; and

•

An Acquiring Fund’s tax basis in each asset the corresponding Oppenheimer VA Fund transfers to it will be the same as the Oppenheimer VA Fund’s tax basis therein immediately before the Reorganization, and the Acquiring Fund’s holding period for each such asset will include the Oppenheimer VA Fund’s holding period therefore immediately after the Reorganization (except where an Acquiring Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period).

Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization on contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. None of the Funds has requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization.

The Tax Opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If a Reorganization was consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus were taxable, the applicable Oppenheimer VA Fund would recognize gain or loss on the transfer of its assets to the corresponding Acquiring Fund, and each shareholder of the applicable Oppenheimer VA Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Oppenheimer VA Fund shares and the fair market value of the shares of the Acquiring Fund it received.

General Limitation on Capital Losses. Assuming the Reorganizations qualify as a tax-free reorganizations, as expected, each of the Acquiring Funds will succeed to the tax attributes of the corresponding Oppenheimer VA Fund upon the closing of each Reorganization, including any capital loss carryovers that could have been used by each Oppenheimer VA Fund to offset its future realized capital gains, if any, for federal income tax purposes. The capital loss carryovers of each Oppenheimer VA Fund will be available to offset future gains recognized by the combined Fund. Capital losses of a Fund arising in taxable years beginning after December 22, 2010 (the date of enactment of a change in law with respect to capital loss carryovers incurred by regulated investment companies, and such years referred to as “post-enactment taxable years”) may be carried forward indefinitely to offset future capital gains; capital losses arising in earlier taxable years (“pre-enactment taxable years”) generally may be carried forward only to each of the eight taxable years succeeding the loss year. Capital losses incurred in pre-enactment taxable years may not be used to offset capital gains until all net capital losses arising in post-enactment taxable years have been utilized. As a result, some net capital loss carryovers incurred in pre-enactment taxable years which otherwise would have been utilized under prior law may expire unused.

If, as is anticipated, at the time of the closing of the Reorganizations, an Acquiring Fund has either no assets or de minimis assets incident to its organization, there will be no change of ownership of the corresponding Oppenheimer VA Fund as a result of the Reorganizations. Thus, a reorganization of an Oppenheimer VA Fund into an Acquiring Fund is not expected to result in any limitation on the use by the Acquiring Fund of the Oppenheimer VA Fund’s capital loss carryovers, if any. However, the capital losses of an Acquiring Fund, as the successor in interest to an Oppenheimer VA Fund, may subsequently become subject to an annual limitation as a result of sales of the Acquiring Fund shares or other reorganization transactions in which the Acquiring Fund might engage post-Reorganization.

If a Reorganization were to end the tax year of an Oppenheimer VA Fund, it would accelerate distributions to shareholders from the Oppenheimer VA Fund for its short tax year ending on the Closing Date. If determined necessary by the Funds, such an Oppenheimer VA Fund will declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization. Contract Owners are not expected to recognize any income or gains for federal income tax purposes from this distribution.

The foregoing description of the U.S. federal income tax consequences of the Reorganizations applies generally to shareholders who are not tax-exempt investors and does not take into account your particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws because this discussion only relates to U.S. federal income tax laws. Contract Owners should ask their own tax advisors for more information on their own tax situation.

Accounting Treatment

The Reorganizations will be accounted for on a tax-free combined basis. Accordingly, the book cost basis to each Acquiring Fund of the assets of the corresponding Oppenheimer VA Fund will be the same as the book cost basis of such assets to the Oppenheimer VA Fund. The Acquiring Funds will continue the accounting records of the Oppenheimer VA Funds and, as a result, the accounting books and records of the Oppenheimer VA Funds will become the accounting books and records of the Acquiring Funds.

BOARD CONSIDERATIONS

At several in-person and telephonic meetings held in August, September, October, November and December 2018 and January 2019, the Oppenheimer VA Board, and/or the independent Trustees meeting separately, discussed and ultimately approved the Reorganizations. Together with the Trustees of the New York Oppenheimer funds, the Trustees requested and obtained information from Invesco, MassMutual and Oppenheimer, in writing and orally.

At its meetings, the Oppenheimer VA Board considered information provided by Oppenheimer, Invesco and MassMutual regarding, among other things: Invesco’s organization and personnel; business strategy; ownership structure; financial condition; asset management practices and capabilities; operations related to and supportive of their asset management business; legal, risk and compliance infrastructure; legal and regulatory matters; internal audit and compliance matters. The Oppenheimer VA Board considered that Invesco is a global investment management leader, and that the combination of Invesco and Oppenheimer’s retail asset management business can benefit the Oppenheimer VA Funds’ shareholders. The parties discussed current economic conditions, the securities markets and developments affecting the mutual fund industry, Invesco’s status as a publicly traded entity, the investment by MassMutual in Invesco (which the Transaction represents), Invesco’s strategic focus solely on the investment management business (including Invesco’s investment reputation, broad product line, service quality, industry relationships and objective of putting investors’ interests first) and its significant depth in resources, diversification, performance and experience. The parties discussed how the current Invesco and Oppenheimer businesses compare and complement each other and the synergies of the combined organization which management believes will benefit the Oppenheimer VA Funds’ shareholders. The parties discussed aligning the Oppenheimer VA Funds and other funds currently advised by OFI together with other funds and products currently advised by Invesco and its affiliates towards using a single, common operating platform (which includes, among other things, common service providers, common investment operating platforms, common global performance measurement and risk analysis, common compliance policies and procedures and common internal audit services). Thus, in addition to the approval of the Agreement as described above, it is also expected that Invesco and its affiliates will provide each Oppenheimer VA Fund with administrative and client servicing services that are currently provided by Oppenheimer and its affiliates. The parties discussed these other services, and efforts to capitalize on synergistic opportunities from combined scale for the benefit of shareholders, leveraging operating best practices and talent across the organization and the commitment to quality services.

The parties discussed the challenges of getting the Oppenheimer VA Funds on a common operating platform, with particular emphasis on ensuring portfolio management operations properly migrate to Invesco as part of the Transaction, to ensure uninterrupted services for shareholders and the opportunity for the Oppenheimer VA Funds to recognize savings from economies of scale when such savings occur. In this regard, the Oppenheimer VA Board considered information regarding certain retention arrangements for key Oppenheimer employees to address continuity of services to the Oppenheimer VA Funds during and after consummation of the Transaction. In connection with the Transaction, the Oppenheimer VA Board was asked to approve the Reorganization of each

Oppenheimer VA Fund into its corresponding Acquiring Fund by transferring the assets and certain liabilities of each Oppenheimer VA Fund to a newly formed fund with the same (or substantially similar) investment personnel, investment objective and substantially similar principal investment strategies and risks as the corresponding Oppenheimer VA Fund. As a result, it is anticipated that the current portfolio management teams associated with each Oppenheimer VA und will continue to manage the corresponding Acquiring Fund.

The Oppenheimer VA Board discussed with Oppenheimer and Invesco the Transaction and its foreseeable short- and long-term effects on the Oppenheimer VA Funds and shareholders. The members of the Oppenheimer VA Board who are not “interested persons” of the Oppenheimer VA Funds, as that term is defined in the 1940 Act, conferred separately with their independent counsel about the Transaction on many occasions during the meetings conducted from August 2018 through January 2019. The independent Trustees also met with trustees of the Invesco boards to address numerous topics, including those related to governance practices, processes and frameworks, oversight of service providers to the Acquiring Funds, continuity on the Invesco boards of governance history and knowledge related to the Oppenheimer VA Funds, and the Invesco boards’ relationship with management.

In connection with the Oppenheimer VA Board’s review of the Transaction, Oppenheimer, Mass Mutual and Invesco advised the Oppenheimer VA Board about a variety of matters, including, but not limited to:

(1) the reputation, financial strength and resources of Invesco, one of the world’s leading independent global investment management firms;

(2) the expectation that there will not be any diminution in the nature, quality and extent of services provided to the Oppenheimer VA Funds and shareholders as a result of the Transaction;

(3) the unchanged investment objectives, principal investment strategies and risks of each Oppenheimer VA Fund after the Transaction and expectations that the same portfolio managers currently managing each Oppenheimer VA Fund will continue managing the corresponding Acquiring Fund after the Transaction;

(4) the lack of material differences between the terms of Invesco Advisers Advisory Agreement and the terms of the current advisory agreements between OFI and the Oppenheimer VA Funds, except that unlike an Oppenheimer VA Fund, each of the Acquiring Funds are party to the Invesco Administrative Services Agreement with Invesco Advisers that memorializes certain administrative services provided by Invesco Advisers to the Acquiring Funds, or as otherwise described in the Proxy Statement/Prospectus;

(5) the fact that the advisory fee of each Oppenheimer Fund and its corresponding Acquiring Fund are the same;

(6) the distribution arrangements that will be available to the Acquiring Funds;

(7) the transition from current service providers to post-Transaction service providers will be managed to assure that it will not have a foreseeable short-term or long-term adverse effect on shareholders;

(8) Invesco will provide a two-year contractual guaranty that will limit the total expense ratio of each Oppenheimer VA Fund to such Oppenheimer VA Fund’s total expense ratio prior to the Transaction (in determining the obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account: (i) interest, (ii) taxes, (iii) dividend expense on short sales, (iv) extraordinary or non-routine items, including litigation expenses and (v) expenses that an Oppenheimer VA Fund has incurred but did not actually pay because of an offset arrangement);

(9) Invesco and MassMutual will pay all expenses of the Oppenheimer VA Funds in connection with the Transaction;

(10) Shareholders will face no adverse tax consequences as a result of the Transaction; and

(11) Invesco and Oppenheimer have agreed to conduct, and use reasonable best efforts to cause their affiliates to conduct, their respective businesses in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Oppenheimer VA Funds.

In its deliberations, the Oppenheimer VA Board considered all information it received, as well as advice and analysis from its independent counsel. The Oppenheimer VA Board considered the Transaction as a whole and the Reorganization and the impact of the Transaction and the Reorganization on each Oppenheimer VA Fund and its respective shareholders.

The Oppenheimer VA Board further considered that, to safeguard continuity of governance and knowledge of the Oppenheimer VA Funds after the Transaction is effected, one of the Oppenheimer VA Funds’ Trustees will serve on the Invesco open-end funds’ board and another trustee will serve on the Invesco exchange traded funds’ board. Those Trustees will continue to oversee a number of Acquiring Funds after the Transaction closes. In connection with the Transaction, it is anticipated that Invesco will continue the deferred compensation plan for Trustees that will continue to serve on the Invesco boards and the acquired funds overseen by the Trustees would assume all payment liabilities. Invesco has also offered to provide protection for Trustees who will not continue as trustees of the Invesco boards, with respect to events that may accelerate the payment of their deferred compensation and thereby adversely affect the deferral of taxes that would otherwise result from receiving payments in installments over a period of years. In addition, current Board members who do not continue to oversee Invesco managed funds after the closing of the Transaction have agreed to act as consultants to Invesco for a period of time. Compensation for consulting services will not be paid for by the Oppenheimer VA Funds or the Acquiring Funds.

The Oppenheimer VA Board concluded, based on all of the information presented, that the Reorganizations would be in the best interests of each Oppenheimer VA Funds and that shareholders would not be diluted as a result thereof and determined to call a meeting of shareholders of each Oppenheimer VA Fund to consider the approval of the Reorganization of that Oppenheimer VA Fund and to recommend that Oppenheimer VA Fund shareholders approve each Reorganization.

ADDITIONAL INFORMATION ABOUT ACQUIRING FUNDS AND OPPENHEIMER VA FUNDS

Where to Find More Information

For more information with respect to each Acquiring Fund concerning the following topics, please refer to the following sections of the Acquiring Fund Prospectus, which has been made a part of this Joint Proxy Statement/ Prospectus by reference: (i) see “Fund Management” for more information about the management of the Acquiring Fund; (ii) see “Other Information” for more information about the Acquiring Fund’s policy with respect to dividends and distributions; and (iii) see “Other Information” for more information about the pricing, purchase, redemption and repurchase of shares of the Acquiring Fund, tax consequences to shareholders of various transactions in shares of the Acquiring Fund, and distribution arrangements of the Acquiring Fund.

For more information with respect to each Oppenheimer VA Fund concerning the following topics, please refer to the following sections of the Oppenheimer VA Fund Prospectuses, which have been made a part of this Joint Proxy Statement/ Prospectus by reference: (i) see “The Fund’s Past Performance” for more information about the performance of the Oppenheimer VA Fund; (ii) see “Investment Adviser” for more information about the management of the Oppenheimer VA Fund; (iii) see “Purchase of Sale of Fund Shares” for more information about the pricing of shares of the Oppenheimer VA Fund; (iv) see “Taxes” and “Dividends, Capital Gains and Taxes” for more information about tax consequences to shareholders of various transactions in shares of the Oppenheimer VA Fund; (v) see “Dividends, Capital Gains and Taxes” for more information about the Oppenheimer VA Fund’s policy with respect to dividends and distributions; and (vi) see “Financial Highlights” for more information about the Oppenheimer VA Fund’s financial performance. See also Exhibit E – Financial Highlights.

INFORMATION ON VOTING

Joint Proxy Statement/Prospectus

We are sending you this Joint Proxy Statement/Prospectus and the enclosed proxy card or voting instruction form because (1) the Oppenheimer VA Board is soliciting proxies from the insurance companies and any other direct owners of Oppenheimer VA Fund shares and (2) the insurance companies are soliciting your voting instructions on how to vote shares of an Oppenheimer VA Fund attributable to your variable annuity contract or variable life insurance policy at the Meeting and at any adjournments or postponements of the Meeting.

As discussed above, shares of the Oppenheimer VA Funds are offered only to insurance company separate accounts as investment options under their variable annuity contracts or variable life insurance policies. Accordingly, as of the Record Date, shares of the Oppenheimer VA Funds were held by insurance company separate accounts. Contract Owners have the right to instruct the insurance company on how to vote the shares related to their interests through their contracts (i.e., “pass-through voting”). If you complete and sign the voting instruction form, the shares attributable to your contract will be voted as you instruct. If you sign the voting instruction form without otherwise indicating a vote, the shares attributable to your contract will be voted “FOR” the approval of the proposed Reorganization. If you do not return a voting instruction form at all, the shares attributable to your contract will be voted in the same proportion as shares for which instructions have been received from other Contract Owners of your insurance company (i.e., “echo voting”). The effect of this proportional voting is that Contract Owners representing a small number of Oppenheimer VA Fund shares may determine the outcome of the vote on the Reorganization. Contract Owners should contact their insurance company for information about any applicable deadline for providing voting instructions to such insurance company. To provide voting instructions, you may simply complete, sign and return the enclosed voting instruction form or provide voting instructions by telephone or through a website established for that purpose as provided by your insurance company.

This Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed voting instruction form is expected to be mailed on or about                     , 2019 to all shareholders entitled to vote. Shareholders of record of the Oppenheimer VA Funds as of the close of business on January 14, 2019 (the “Record Date”) are entitled to vote at the Meeting. The number of outstanding shares of each class of the Oppenheimer VA Funds on                     , 2019 can be found at Exhibit F. Each Contract Owner is entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held. The number of votes that a Contract Owner may cast when providing voting instructions is determined by applying the Contract Owner’s percentage interest in an Oppenheimer VA Fund to the total number of votes attributable to the Oppenheimer VA Fund.

Insurance companies and their separate accounts are the shareholders of the Oppenheimer VA Funds. Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, shareholders may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Oppenheimer VA Funds in writing to the address of the Oppenheimer VA Funds set forth on the cover page of the Joint Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke a proxy, if a shareholder is present at the Meeting, it may withdraw your proxy and vote in person.

Quorum Requirement and Adjournment

A quorum of shareholders is necessary to hold a valid meeting of each Oppenheimer VA Fund. For each Oppenheimer VA Fund, a quorum will exist if shareholders representing one-third or more of the total combined votes of all shares of a Fund entitled to vote on the Record Date are present at the Meeting in person or by proxy (except when a larger quorum is required by federal law). Shareholders of record as of the Record Date will be insurance companies, so attendance by the insurance companies at the Meeting will constitute a quorum.

Abstentions will count as shares present at the Meeting for purposes of establishing a quorum. If a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve a proposal are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the

Meeting to allow for further solicitation of votes. The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including the nature of the particular proposals, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation.

It is not anticipated that any matters other than the approval of the Reorganization will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the entities named on the voting instruction form will vote in accordance with their best judgment. The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting.

Vote Necessary to Approve the Agreement

The Oppenheimer VA Board has unanimously approved each Reorganization, subject to shareholder approval. Shareholder approval of a Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the shares present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding shares of the Oppenheimer VA Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of the Oppenheimer VA Fund. Abstentions are counted as present but are not considered votes cast at the Meeting. As a result, they have the same effect as a vote against a Reorganization because approval of the Reorganization requires the affirmative vote of a percentage of the voting securities present in person or represented by proxy of the outstanding voting securities of the applicable Oppenheimer VA Fund.

Proxy Solicitation

The Oppenheimer VA Funds have engaged the services of AST Fund Solutions, LLC (“Solicitor”), a private proxy services firm, to assist in the solicitation of proxies for the Meeting. Proxies and voting instructions are expected to be solicited principally by the mailing of this Joint Proxy Statement/Prospectus, but proxies may also be solicited by telephone and/or in person by representatives of the Oppenheimer VA Funds, regular employees of OFI or its affiliate(s) or the Solicitor.

Solicitor’s costs are expected to be approximately $[            ]. The cost of the Meeting, including the costs of retaining the Solicitor, preparing and mailing of the notice, Joint Proxy Statement/Prospectus, and the solicitation of proxies, will be borne by Oppenheimer, Invesco and/or their affiliates. The Funds and their shareholders will not bear any costs or expenses, directly or indirectly, related to the Transaction and any Reorganization, regardless of whether a Reorganization is consummated.

Other Matters

Management is not aware of any matters to be presented at the Meeting other than as is discussed in this Joint Proxy Statement/Prospectus. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.

CAPITALIZATION

The following tables set forth, for each Reorganization, the total net assets, number of shares outstanding and net asset value per share. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of an Acquiring Fund after it has combined with the corresponding Oppenheimer VA Fund. The following tables are as of December 17, 2018, and assume that each Reorganization has taken place. The capitalizations will be different on the Closing Date as a result of daily Oppenheimer VA Fund share purchase, redemption, and market activity.

Each Oppenheimer VA Fund shall be the accounting and performance survivor in the Reorganization, with the result that the corresponding Acquiring Fund, as the corporate survivor in the Reorganization, shall adopt the accounting and performance history of its corresponding Oppenheimer VA Fund.

Capitalization Tables

	Oppenheimer Capital Appreciation Fund/VA	Invesco Oppenheimer V.I. Capital Appreciation Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer V.I. Capital Appreciation Fund
Net Assets:
Non-Service (3)	$464,898,404	$—	$(464,898,404)	$—
Series I(3)	—	—	464,898,404	464,898,404
Service(4)	144,346,486	—	(144,346,486)	—
Series II(4)	—	—	144,346,486	144,346,486
Net Value Per Share:
Non-Service (3)	$49.29	$—	$—	$—
Series I(3)	—	—	—	49.29
Service(4)	48.56	—	—	—
Series II(4)	—	—	—	48.56
Shares Outstanding:
Non-Service (3)	9,432,303	—	(9,432,303)	—
Series I(3)	—	—	9,432,303	9,432,303
Service(4)	2,972,222	—	(2,972,722)	—
Series II(4)	—	—	2,972,722	2,972,722

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer VA Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of each Oppenheimer VA Fund Non-Service shares will receive Series I shares of the Acquiring Fund upon closing of the Reorganization.
(4)	Holders of each Oppenheimer VA Fund Service shares will receive Series II shares of the Acquiring Fund upon closing of the Reorganization.

	Oppenheimer Conservative Balanced Fund/VA	Invesco Oppenheimer V.I. Conservative Balanced Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer V.I. Conservative Balanced Fund
Net Assets:
Non-Service (3)	$140,855,761	$—	$(140,855,761)	$—
Series I(3)	—	—	140,855,761	140,855,761
Service(4)	43,578,315	—	(43,578,315)	—
Series II(4)	—	—	43,578,315	43,578,315
Net Value Per Share:
Non-Service (3)	$14.47	$—	$—	$—
Series I(3)	—	—	—	14.47
Service(4)	14.28	—	—	—
Series II(4)	—	—	—	14.28
Shares Outstanding:
Non-Service (3)	9,734,779	—	(9,734,779)	—
Series I(3)	—	—	9,734,779	9,734,779
Service(4)	3,051,509	—	(3,051,509)	—
Series II(4)	—	—	3,051,509	3,051,509

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer VA Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of each Oppenheimer VA Fund Non-Service shares will receive Series I shares of the Acquiring Fund upon closing of the Reorganization.
(4)	Holders of each Oppenheimer VA Fund Service shares will receive Series II shares of the Acquiring Fund upon closing of the Reorganization.

	Oppenheimer Discovery Mid Cap Growth Fund/VA	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
Net Assets:
Non-Service (3)	$579,968,317	$—	$(579,968,317)	$—
Series I(3)	—	—	579,968,317	579,968,317
Service(4)	35,706,025	—	(35,706,025)	—
Series II(4)	—	—	35,706,025	35,706,025
Net Value Per Share:
Non-Service (3)	$68.65	$—	$—	$—
Series I(3)	—	—	—	68.65
Service(4)	64.41	—	—	—
Series II(4)	—	—	—	64.41
Shares Outstanding:
Non-Service (3)	8,448,766	—	(8,448,766)	—
Series I(3)	—	—	8,448,766	8,448,766
Service(4)	554,364	—	(554,364)	—
Series II(4)	—	—	554,364	554,364

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer VA Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of each Oppenheimer VA Fund Non-Service shares will receive Series I shares of the Acquiring Fund upon closing of the Reorganization.
(4)	Holders of each Oppenheimer VA Fund Service shares will receive Series II shares of the Acquiring Fund upon closing of the Reorganization.

	Oppenheimer Global Fund/VA	Invesco Oppenheimer V.I. Global Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer V.I. Global Fund
Net Assets:
Non-Service (3)	$1,166,229,122	$—	$(1,166,229,122)	$—
Series I(3)	—	—	1,166,229,122	1,166,229,122
Service(4)	914,159,925	—	(914,159,925)	—
Series II(4)	—	—	914,159,925	914,159,925
Net Value Per Share:
Non-Service (3)	$38.23	$—	$—	$—
Series I(3)	—	—	—	38.23
Service(4)	37.76	—	—	—
Series II(4)	—	—	—	37.76
Shares Outstanding:
Non-Service (3)	30,502,040	—	(30,502,040)	—
Series I(3)	—	—	30,502,040	30,502,040
Service(4)	24,207,733	—	(24,207,733)	—
Series II(4)	—	—	24,207,733	24,207,733

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer VA Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of each Oppenheimer VA Fund Non-Service shares will receive Series I shares of the Acquiring Fund upon closing of the Reorganization.
(4)	Holders of each Oppenheimer VA Fund Service shares will receive Series II shares of the Acquiring Fund upon closing of the Reorganization.

	Oppenheimer Global Multi- Alternatives Fund/VA	Invesco Oppenheimer V.I. Global Multi- Alternatives Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer V.I. Global Multi- Alternatives Fund
Net Assets:
Non-Service (3)	$370,202,025	$—	$(370,202,025)	$—
Series I(3)	—	—	370,202,025	370,202,025
Service(4)	4,008,994	—	(4,008,994)	—
Series II(4)	—	—	4,008,994	4,008,994
Net Value Per Share:
Non-Service (3)	$9.55	$—	$—	$—
Series I(3)	—	—	—	9.55
Service(4)	9.52	—	—	—
Series II(4)	—	—	—	9.52
Shares Outstanding:
Non-Service (3)	38,776,423	—	(38,776,423)	—
Series I(3)	—	—	38,776,423	38,776,423
Service(4)	421,116	—	(421,116)	—
Series II(4)	—	—	421,116	421,116

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer VA Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of each Oppenheimer VA Fund Non-Service shares will receive Series I shares of the Acquiring Fund upon closing of the Reorganization.
(4)	Holders of each Oppenheimer VA Fund Service shares will receive Series II shares of the Acquiring Fund upon closing of the Reorganization.

	Oppenheimer Global Strategic Income Fund/VA	Invesco Oppenheimer V.I. Global Strategic Income Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer V.I. Global Strategic Income Fund
Net Assets:
Non-Service (3)	$361,019,802	$—	$(361,019,802)	$—
Series I(3)	—	—	361,019,802	361,019,802
Service(4)	1,098,697,818	—	(1,098,697,818)	—
Series II(4)	—	—	1,098,697,818	1,098,697,818
Net Value Per Share:
Non-Service (3)	$4.69	$—	$—	$—
Series I(3)	—	—	—	4.69
Service(4)	4.82	—	—	—
Series II(4)	—	—	—	4.82
Shares Outstanding:
Non-Service (3)	77,015,498	—	(77,015,498)	—
Series I(3)	—	—	77,015,498	77,015,498
Service(4)	227,726,457	—	(227,726,457)	—
Series II(4)	—	—	227,726,457	227,726,457

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer VA Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of each Oppenheimer VA Fund Non-Service shares will receive Series I shares of the Acquiring Fund upon closing of the Reorganization.
(4)	Holders of each Oppenheimer VA Fund Service shares will receive Series II shares of the Acquiring Fund upon closing of the Reorganization.

	Oppenheimer Government Money Fund/VA	Invesco Oppenheimer V.I. Government Money Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer V.I. Government Money Fund
Net Assets:
Non-Service (3)	$2,957,096,676	$—	$(2,957,096,676)	$—
Series I(3)	—	—	2,957,096,676	2,957,096,676
Net Value Per Share:
Non-Service (3)	$1.00	$—	$—	$—
Series I(3)	—	—	—	1.00
Shares Outstanding:
Non-Service (3)	2,957,071,253	—	(2,957,071,253)	—
Series I(3)	—	—	2,957,071,253	2,957,071,253

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer VA Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of each Oppenheimer VA Fund Non-Service shares will receive Series I shares of the Acquiring Fund upon closing of the Reorganization.

	Oppenheimer International Growth Fund/VA	Invesco Oppenheimer V.I. International Growth Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer V.I. International Growth Fund
Net Assets:
Non-Service (3)	$265,524,217	$—	$(265,524,217)	$—
Series I(3)	—	—	265,524,217	265,524,217
Service(4)	198,553,154	—	(198,553,154)	—
Series II(4)	—	—	198,553,154	198,553,154
Net Value Per Share:
Non-Service (3)	$2.03	$—	$—	$—
Series I(3)	—	—	—	2.03
Service(4)	2.12	—	—	—
Series II(4)	—	—	—	2.12
Shares Outstanding:
Non-Service (3)	130,651,805	—	(130,651,805)	—
Series I(3)	—	—	130,651,805	130,651,805
Service(4)	93,681,150	—	(93,681,150)	—
Series II(4)	—	—	93,681,150	93,681,150

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer VA Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of each Oppenheimer VA Fund Non-Service shares will receive Series I shares of the Acquiring Fund upon closing of the Reorganization.
(4)	Holders of each Oppenheimer VA Fund Service shares will receive Series II shares of the Acquiring Fund upon closing of the Reorganization.

	Oppenheimer Main Street Fund/VA	Invesco Oppenheimer V.I. Main Street Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer V.I. Main Street Fund
Net Assets:
Non-Service (3)	$494,091,124	$—	$(494,091,124)	$—
Series I(3)	—	—	494,091,124	494,091,124
Service(4)	645,725,814	—	(645,725,814)	—
Series II(4)	—	—	645,725,814	645,725,814
Net Value Per Share:
Non-Service (3)	$27.38	$—	$—	$—
Series I(3)	—	—	—	27.38
Service(4)	27.07	—	—	—
Series II(4)	—	—	—	27.07
Shares Outstanding:
Non-Service (3)	18,045,880	—	(18,045,880)	—
Series I(3)	—	—	18,045,880	18,045,880
Service(4)	23,850,718	—	(23,850,718)	—
Series II(4)	—	—	23,850,718	23,850,718

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer VA Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of each Oppenheimer VA Fund Non-Service shares will receive Series I shares of the Acquiring Fund upon closing of the Reorganization.
(4)	Holders of each Oppenheimer VA Fund Service shares will receive Series II shares of the Acquiring Fund upon closing of the Reorganization.

	Oppenheimer Main Street Small Cap Fund/VA	Invesco Oppenheimer V.I. Main Street Small Cap Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer V.I. Main Street Small Cap Fund
Net Assets:
Non-Service (3)	$128,123,926	$—	$(128,123,926)	$—
Series I(3)	—	—	128,123,926	128,123,926
Service(4)	751,249,982	—	(751,249,982)	—
Series II(4)	—	—	751,249,982	751,249,982
Net Value Per Share:
Non-Service (3)	$20.78	$—	$—	$—
Series I(3)	—	—	—	20.78
Service(4)	20.44	—	—	—
Series II(4)	—	—	—	20.44
Shares Outstanding:
Non-Service (3)	6,165,339	—	(6,165,339)	—
Series I(3)	—	—	6,165,339	6,165,339
Service(4)	36,746,249	—	(36,746,249)	—
Series II(4)	—	—	36,746,249	36,746,249

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer VA Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of each Oppenheimer VA Fund Non-Service shares will receive Series I shares of the Acquiring Fund upon closing of the Reorganization.
(4)	Holders of each Oppenheimer VA Fund Service shares will receive Series II shares of the Acquiring Fund upon closing of the Reorganization.

	Oppenheimer Total Return Bond Fund/VA	Invesco Oppenheimer V.I. Total Return Bond Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer V.I. Total Return Bond Fund
Net Assets:
Non-Service (3)	$75,239,940	$—	$(75,239,940)	$—
Series I(3)	—	—	75,239,940	75,239,940
Service(4)	47,848,917	—	(47,848,917)	—
Series II(4)	—	—	47,848,917	47,848,917
Net Value Per Share:
Non-Service (3)	$7.46	$—	$—	$—
Series I(3)	—	—	—	7.46
Service(4)	7.36	—	—	—
Series II(4)	—	—	—	7.36
Shares Outstanding:
Non-Service (3)	10,082,660	—	(10,082,660)	—
Series I(3)	—	—	10,082,660	10,082,660
Service(4)	6,500,146	—	(6,500,146)	—
Series II(4)	—	—	6,500,146	6,500,146

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer VA Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of each Oppenheimer VA Fund Non-Service shares will receive Series I shares of the Acquiring Fund upon closing of the Reorganization.
(4)	Holders of each Oppenheimer VA Fund Service shares will receive Series II shares of the Acquiring Fund upon closing of the Reorganization.

OWNERSHIP OF SHARES

Security Ownership of Large Shareholders

A list of the name, address and percent ownership of each person who, as of                     , 20__, to the knowledge of each Oppenheimer VA Fund, owned 5% or more of the outstanding shares of a class of such Oppenheimer VA Fund can be found at Exhibit G.

Each Acquiring Fund is a newly organized shell fund created to acquire the assets and assume the accrued liabilities of the corresponding Oppenheimer VA Fund and as of the date of this Joint Proxy Statement/Prospectus each Acquiring Fund does not have any shareholders.

Security Ownership of Management and Trustees

Information regarding the ownership of shares of the Oppenheimer VA Funds by the Trustees of Oppenheimer VA Funds and executive officers can be found at Exhibit G.

DISSENTERS’ RIGHTS

If the Reorganizations are approved at the Meeting, Oppenheimer VA Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Oppenheimer VA Funds, however, have the right to redeem their shares at net asset value subject to applicable deferred sales charges and/or redemption fees (if any) until the Closing Date of the Reorganizations. After the Reorganizations, Oppenheimer VA Fund shareholders will hold shares of the Acquiring Funds, which may also be redeemed at net asset value subject to applicable deferred sales charges and/or redemption fees (if any).

SHAREHOLDER PROPOSALS

The Oppenheimer VA Trust is not required to, and does not, hold annual shareholder meetings. Nonetheless, the Oppenheimer VA Board may call a special meeting of shareholders for action by shareholder vote as may be required by the 1940 Act or as required or permitted by the Oppenheimer VA Trust’s Governing Instruments. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of an Oppenheimer VA Fund hereafter called should send the proposal to the Oppenheimer VA Fund at the Oppenheimer VA Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws. If the proposed Reorganization is approved and completed for an Oppenheimer VA Fund, shareholders of such Oppenheimer VA Fund will become shareholders of the corresponding Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund, as described above under “Comparison of Business Structures, Shareholder Rights and Applicable Law – Submission of Shareholder Proposals.” The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in the proxy statement because certain rules under the federal securities laws must be complied with before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at the Meeting. For a shareholder proposal to be considered at a shareholder meeting, it must be a proper matter for consideration under applicable law.

INFORMATION FILED WITH THE SECURITIES

AND EXCHANGE COMMISSION

This Joint Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements and the exhibits relating thereto filed by the Funds and, with respect to the Oppenheimer VA Funds only, annual and semiannual reports filed by such Oppenheimer VA Funds as such documents have been filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made.

The SEC file number of the registrant of each Oppenheimer VA Fund’s registration statement, which contains the Oppenheimer VA Fund prospectuses and related SAIs, is set forth on Exhibit A. Such Oppenheimer VA Fund prospectuses are incorporated herein by reference. The SEC file number of the registrant of each Acquiring Fund’s registration statement, which contains the Acquiring Fund prospectuses and related SAIs, is set forth on Exhibit A.

Each Acquiring Fund and each Oppenheimer VA Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, each Acquiring Fund files reports and other information with the SEC. Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Acquiring Funds on Form N-14 of which this Joint Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street N.E., Washington, DC 20549-2736. Copies of such material may also be obtained from the Public Reference Section of the SEC at 100 F Street N.E., Washington, DC 20549-2736, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Acquiring Funds and other registrants that file electronically with the SEC.

EXHIBIT A

OPPENHEIMER VA FUNDS AND CORRESPONDING ACQUIRING FUNDS

OPPENHEIMER VA FUND	SEC FILE NUMBER	ACQUIRING FUND	SEC FILE NUMBER

Oppenheimer Capital Appreciation Fund/VA, a series of Oppenheimer Variable Account Funds	002-93177	Invesco Oppenheimer V.I. Capital Appreciation Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	033-57340
Non-Service		Series I
Service		Series II

Oppenheimer Conservative Balanced Fund/VA, a series of Oppenheimer Variable Account Funds	002-93177	Invesco Oppenheimer V.I. Conservative Balanced Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	033-57340
Non-Service		Series I
Service		Series II

Oppenheimer Discovery Mid Cap Growth Fund/VA, a series of Oppenheimer Variable Account Funds	002-93177	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	033-57340
Non-Service		Series I
Service		Series II

Oppenheimer Global Fund/VA, a series of Oppenheimer Variable Account Funds	002-93177	Invesco Oppenheimer V.I. Global Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	033-57340
Non-Service		Series I
Service		Series II

Oppenheimer Global Multi-Alternatives Fund/VA, a series of Oppenheimer Variable Account Funds	002-93177	Invesco Oppenheimer V.I. Global Multi-Alternatives Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	033-57340
Non-Service		Series I
Service		Series II

Oppenheimer Global Strategic Income Fund/VA, a series of Oppenheimer Variable Account Funds	002-93177	Invesco Oppenheimer V.I. Global Strategic Income Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	033-57340
Non-Service		Series I
Service		Series II

Oppenheimer Government Money Fund/VA, a series of Oppenheimer Variable Account Funds	002-93177	Invesco Oppenheimer V.I. Government Money Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	033-57340
Non-Service		Series I

Oppenheimer International Growth Fund/VA, a series of Oppenheimer Variable Account Funds	002-93177	Invesco Oppenheimer V.I. International Growth Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	033-57340
Non-Service		Series I
Service		Series II

A-1

OPPENHEIMER VA FUND	SEC FILE NUMBER	ACQUIRING FUND	SEC FILE NUMBER

Oppenheimer Main Street Fund/VA, a series of Oppenheimer Variable Account Funds	002-93177	Invesco Oppenheimer V.I. Main Street Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	033-57340
Non-Service		Series I
Service		Series II

Oppenheimer Main Street Small Cap Fund/VA, a series of Oppenheimer Variable Account Funds	002-93177	Invesco Oppenheimer V.I. Main Street Small Cap Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	033-57340
Non-Service		Series I
Service		Series II

Oppenheimer Total Return Bond Fund/VA, a series of Oppenheimer Variable Account Funds	002-93177	Invesco Oppenheimer V.I. Total Return Bond Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	033-57340
Non-Service		Series I
Service		Series II

A-2

EXHIBIT B

PROSPECTUSES INCORPORATED BY REFERENCE INTO THE JOINT PROXY

STATEMENT/PROSPECTUS

1.

Prospectuses dated April 30, 2018 for Oppenheimer Capital Appreciation Fund/VA , Oppenheimer Conservative Balanced Fund/VA, Oppenheimer Discovery Mid Cap Growth Fund/VA, Oppenheimer Global Fund/VA, Oppenheimer Global Multi-Alternatives Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer Government Money Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small Cap Fund/VA, and Oppenheimer Total Return Bond Fund/VA (filed via EDGAR on April 26, 2018, Accession No. 0000728889-18-000780).

2.

Supplement dated June 28, 2018 to the Prospectus and Statement of Additional Information for Oppenheimer Global Multi-Alternatives Fund/VA (filed via EDGAR on June 28, 2018, Accession No. 0000728889-18-001018)

3.

Supplement dated November 2, 2018 to the Prospectus and Statement of Additional Information for Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Conservative Balanced Fund/VA, Oppenheimer Discovery Mid Cap Growth Fund/VA, Oppenheimer Global Fund/VA, Oppenheimer Global Multi-Alternatives Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer Government Money Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small Cap Fund/VA, and Oppenheimer Total Return Bond Fund/VA (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001901).

4.

Prospectus dated                     , 2019 for AIM Variable Insurance Funds (Invesco Variable Insurance Funds) with respect to Invesco Oppenheimer V.I. Capital Appreciation Fund, Invesco Oppenheimer V.I. Conservative Balanced Fund, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Invesco Oppenheimer V.I. Global Fund, Invesco Oppenheimer V.I. Global Multi-Alternatives Fund, Oppenheimer V.I. Global Strategic Income Fund, Invesco Oppenheimer V.I. Government Money Fund, Invesco Oppenheimer V.I. International Growth Fund, Invesco Oppenheimer V.I. Main Street Fund, Invesco Oppenheimer V.I. Main Street Small Cap Fund, and Invesco Oppenheimer V.I. Total Return Bond Fund (filed via EDGAR on                 , 2019, Accession No.                 ).

B-1

EXHIBIT C

COMPARISON OF FUNDAMENTAL INVESTMENT RESTRICTIONS

Oppenheimer VA Fund Fundamental Restriction (The Fund may not . . .)	Acquiring Fund Fundamental Restriction (The Fund may not . . .)

Diversification	Diversification

The Funds are classified as “diversified” under the Investment Company Act. Currently, under the Investment Company Act a “diversified” fund is one with at least 75% of the value of its total assets represented by: (i) cash and cash items (including receivables), (ii) securities issued by the U.S. government or any of its agencies or instrumentalities, (iii) securities of other investment companies, and (iv) other securities that, for any one issuer, are limited in respect to an amount not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer. A change to a non-diversified status would require shareholder approval.	The Fund is a “diversified company” as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the 1940 Act Laws and Interpretations) or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the 1940 Act Laws, Interpretations and Exemptions). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

Borrowing	Borrowing (Combined with Issuing Senior Securities)

Borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemptions may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

Issuing Senior Securities	Borrowing (Combined with Issuing Senior Securities)

Issue “senior securities,” except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

Underwriting Securities	Underwriting Securities

Underwrite securities of other issuers, except to the extent permitted under the Investment Company Act or the Securities Act of 1933, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statutes, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.	Underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

Oppenheimer VA Fund Fundamental Restriction (The Fund may not . . .)	Acquiring Fund Fundamental Restriction (The Fund may not . . .)

Investing in Real Estate and Commodities	Investing in Real Estate and Commodities

Invest in real estate or commodities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.

Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

Purchase or sell physical commodities except to the extent permitted by the 1940 Act and any other governing statute, and by the rules thereunder, and by the SEC or other regulatory agency with authority over the Fund.

Explanatory Note

For purposes of the Fund’s fundamental restriction related to physical commodities above, the Fund is currently permitted to invest in futures, swaps and other instruments on physical commodities to the extent disclosed in the Fund’s Prospectus or SAI.

Making Loans	Making Loans

Make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.	Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

Industry Concentration	Industry Concentration

All Oppenheimer VA Funds except the Oppenheimer Government Money Fund/VA: Make any investment if, as a result, the Fund’s investments will be concentrated in any one industry, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction. For purposes of this concentration limitation, the Fund’s investment adviser may analyze the characteristics of a particular issuer and instrument and may assign an industry or sector classification consistent with those characteristics in the event that any third party classification provider that may be used by the investment adviser does not assign a classification.

All Acquiring Funds except the Invesco Oppenheimer V.I. Government Money Fund: Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

Explanatory Note

For purposes of the Fund’s fundamental restriction related to industry concentration above, investments in tax-exempt municipal securities where the payment of principal and interest for such securities is derived solely from a specific project associated with an issuer that is not a governmental entity or a political subdivision of a government are subject to a Fund’s industry concentration policy.

Oppenheimer VA Fund Fundamental Restriction (The Fund may not . . .)	Acquiring Fund Fundamental Restriction (The Fund may not . . .)
Oppenheimer Government Money Fund/VA: Make any investment if, as a result, the Fund’s investments will be concentrated in any one industry, except that the Fund may invest without limit in obligations issued by banks, and except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction. For purposes of this concentration limitation, the Fund’s investment adviser may analyze the characteristics of a particular issuer and instrument and may assign an industry or sector classification consistent with those characteristics in the event that any third party classification provider that may be used by the investment adviser does not assign a classification.

Invesco Oppenheimer V.I. Government Money Fund: Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments or (iii) bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

Explanatory Note

For purposes of the Fund’s fundamental restriction related to industry concentration above, investments in tax-exempt municipal securities where the payment of principal and interest for such securities is derived solely from a specific project associated with an issuer that is not a governmental entity or a political subdivision of a government are subject to a Fund’s industry concentration policy.

Investing in Other Investment Companies	Investing in Other Investment Companies

Oppenheimer Main Street Small Cap Fund/VA cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of Section 12(d)(1) of the Investment Company Act. (Non-Fundamental Policy)	Notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

EXHIBIT D

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

The Form of Agreement and Plan of Reorganization has been included to provide shareholders with information regarding its terms. It is not intended to provide any other factual information about the Oppenheimer Funds or the Acquiring Funds. Accordingly, shareholders should not rely on the representations and warranties in the Agreement and Plan of Reorganization as characterizations of the actual state of facts at the time they were made or otherwise. In addition, the Agreement and Plan of Reorganization may be revised from that shown here prior to its execution, and may be amended after its execution.

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this          day of                 , 201     by and among: (i) each of the Oppenheimer open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”), separately, where applicable, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); and (ii) each of the Invesco open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately, on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”). OFI Global Asset Management, Inc. (“OFI Global”), OFI SteelPath, Inc. (“OFI SteelPath”) and Invesco Advisers, Inc. (“IAI”) join this Agreement solely for purposes of Sections 1.2(c), 1.2(f), 5.1(a), 10, 14, 15, 17.1, 17.2, 17.3, 17.6 and 18.

WHEREAS, the parties hereto intend for each Acquiring Fund and the corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the Assets and Liabilities (as each such term is defined in Section 1.2) of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”). Each Acquiring Fund is, and will be immediately prior to Closing (defined in Section 3.1), a shell series, without assets or liabilities, created solely for the purpose of acquiring the Assets and Liabilities (each as defined in Section 1.2) of the Target Fund;

WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (“Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATIONS

1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (defined in Section 3.1), and based on the representations and warranties each party provides to the other, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

(a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.

(b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, and choses in action, copies of all books and records belonging to the Target Fund (including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”)), any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing Time, and all interests, rights, privileges and powers, other than the Target Fund’s rights under this Agreement on the Closing Date as defined in Section 2.1(a) (collectively, “Assets”), but excluding any assets set forth in Schedule 1.2(b) (collectively, “Excluded Assets”). For the avoidance of doubt, any Excluded Assets shall remain the property of the Target Fund and Acquiring Fund shall have no rights thereunder.

(c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). Each Target Fund will use commercially reasonable efforts to discharge all known Liabilities prior to or at the Closing Date (as defined in Section 2.1(a)) to the extent possible and consistent with its own investment objectives and policies and normal business operations. If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). Any liabilities arising from the termination by the Target Fund of contracts pursuant to Section 4.1(h) of this Agreement shall also be Excluded Liabilities and shall be borne by IAI, OFI Global and OFI SteelPath in accordance with Section 10.2 of this Agreement. The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and without further notice the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its Governing Documents (as defined in Section 4.1) and applicable law, and the Target Fund will as promptly as practicable completely liquidate and dissolve as permitted by its Governing Documents and applicable law. Such distribution to the Target Fund Shareholders and liquidation of the Target Fund will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund’s shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund’s shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Closing Date. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.

(e) Ownership of the Acquiring Fund’s shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

(f) Beginning at least forty-five (45) business days prior to the Closing Date, the Target Fund will provide IAI and the Acquiring Fund with a daily schedule of the Assets then held by the Target Fund, with current market values. At least thirty (30) business days prior to the Closing Date, and ten (10) business days prior to the Closing Date, IAI, on behalf of the Acquiring Fund, will advise OFI Global, OFI SteelPath and the Target Fund of any investments of the Target Fund shown on the Target Fund’s schedule of Assets that the Acquiring Fund has advised it that the Acquiring Fund would not be permitted to hold (i) under its investment restrictions; (ii) under applicable law; or (iii) because the transfer of such investments would result in material operational or administrative difficulties (including relating to valuation matters) to the Acquiring Fund in connection with facilitating the orderly transition of the Target Fund’s Assets to the Acquiring Fund. Under such circumstances, to the extent practicable, the Target Fund will, if requested by the Acquiring Fund and, if in the Target Fund’s discretion to the extent permissible and consistent with its own investment objectives and policies and the fiduciary duties of the investment adviser responsible for the portfolio management of the Target Fund, attempt to dispose of such investments prior to the Closing Date. Notwithstanding the foregoing, nothing herein will permit or require the Target Fund to dispose of any Assets, if, in the reasonable judgment of the Target Entity’s board of trustees or the Target Fund’s investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for U.S. federal income tax purposes, or would adversely affect the Target Fund’s status as a “regulated investment company” under the Code or would otherwise not be in the best interests of the Target Fund.

(g) OFI Global, on behalf of the Target Fund, shall notify the Acquiring Fund of any portfolio security held by the Target Fund in other than book-entry form at least thirty (30) business days prior to the Closing Date.

(h) Any transfer taxes payable upon issuance of the Acquiring Fund’s shares in a name other than the registered holder of the Target Fund’s shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund’s shares are to be issued and transferred.

(i) Immediately after the Closing Time, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.

2.	VALUATION

2.1. With respect to each Reorganization:

(a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the Closing Date, using the valuation methodologies set forth in the then-current prospectus for the Target Fund and the valuation procedures established by the Target Entity’s board of trustees. On the Closing Date, the Target Fund shall record the value of the Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the Acquiring Fund by 7:00 p.m. (Eastern time) on the Closing Date, or as soon as practicable thereafter.

(b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of the Target Fund as of the close of business on the Closing Date, provided that, if more than one class of shares of the Target Fund is being exchanged for a single class of shares of the Acquiring Fund, then the net asset value per share of such class of shares of the Acquiring Fund issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of the Target Fund having attributes most consistent with the Acquiring Fund share class, as determined by the Acquiring Fund (the “Primary Share Class”), or the net asset value of such other class of shares of the Target Fund as the parties may mutually agree.

(c) The number of shares of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) issued in exchange for the Target Fund’s Net Assets shall equal the number of shares of the corresponding class of the Target Fund outstanding as of the Closing Date, provided that if two or more classes of shares of the Target Fund are exchanged for a single class of shares of the Acquiring Fund, then the number of Acquiring Fund shares issued with respect to each such Target Fund class, other than the Primary Share Class, shall equal the quotient of the net asset value of such class divided by the net asset value per share of the Primary Share Class, all as of the Closing Time. All Acquiring Fund shares delivered to a Target Fund will be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.

(d) All computations of value shall be made by the Target Fund or its designated recordkeeping agent using the valuation procedures described in this Section 2 and shall be subject to review by the Acquiring Fund and/or its recordkeeping agent, and, if requested by either the Target Entity or the Acquiring Entity, by the independent registered public accountant of the requesting party.

3.	CLOSING AND CLOSING DATE

3.1. Each Reorganization shall close on the date of the closing of the transactions contemplated by that certain Agreement and Plan of Merger (the “Transaction Agreement”) dated as of October 17, 2018, by and among Invesco Ltd., a Bermuda exempted company, Gem Acquisition Corp., a Delaware corporation, Gem Acquisition Two Corp., a Delaware corporation, MM Asset Management Holding LLC, a Delaware limited liability company, and Oppenheimer Acquisition Corp., a Delaware corporation, or such other date as the parties may mutually agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01 p.m. Eastern time or the finalization of the applicable Target Fund’s net asset value on the Closing Date of that Reorganization, unless otherwise agreed to by the parties (the “Closing Time”). The Closing of each Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree.

3.2. With respect to each Reorganization:

(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred, presented and delivered by the Target Fund as of the Closing Time or as soon as practicable thereafter to the Acquiring Fund by directing that the Target Fund’s custodian (the “Custodian”) transfer and deliver them from the account of the Target Fund (the “Target Account”) to an account of the Acquiring Fund at the Custodian (the “Acquiring Account”) duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Custodian to transfer and deliver to the Acquiring Account as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by the Target Fund shall be transferred from the Target Account to the Acquiring Account by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its Custodian, such as brokers’ confirmation slips.

(b) The Target Entity shall direct the Custodian for the Target Fund to deliver, at the Closing or as soon as practicable thereafter, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary Taxes (as defined below) in connection with the delivery of the Assets, including all applicable federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made. At the Closing, or as soon as practicable thereafter, the Acquiring Entity will cause the Custodian to deliver a certificate of an authorized officer acknowledging that the Acquiring Fund has received the Target Fund portfolio securities, cash and any other Assets as of the final settlement date for such transfers.

(c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall instruct its transfer agent (the “Target Transfer Agent”) to provide instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary). The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(d) The Target Entity shall direct the Target Transfer Agent to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Fund, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e) In the event that on the Closing Date (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees of the Acquiring Entity or the Target Entity, or the authorized officers of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impossible or impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.

4.	REPRESENTATIONS AND WARRANTIES

4.1. With respect to each Reorganization, the applicable Target Entity, on behalf of itself or, where applicable a Target Fund, represents and warrants to the corresponding Acquiring Entity and Acquiring Fund as follows:

(a) The Target Entity is a statutory trust organized under the laws of the State of Delaware, validly existing and in good standing and with power under the Target Entity’s governing documents (including bylaws), as applicable (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder. If the Target Fund is a separate person or entity from the Target Entity, the Target Fund is a duly established and designated separate series of the Target Entity;

(b) The Target Fund is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Target Fund, threatened. All issued and outstanding shares of the Target Fund have been offered for sale by the Target Fund in conformity in all material respects with applicable federal and state securities laws;

(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Target Fund of the transactions contemplated by this Agreement;

(d) Except as disclosed in writing to the Acquiring Entity, the prospectus and statement of additional information and current shareholder reports of the Target Fund, and each prospectus and statement of additional information and shareholder reports of the Target Fund used at all times during the three (3) years prior to the date of this Agreement, conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, the requirements of, and the rules and regulations under, the 1933 Act, the 1934 Act and the 1940 Act, state securities laws and all other applicable federal and state laws or regulations. The Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, its investment objectives, policies, guidelines and restrictions and compliance procedures, and the value of the Net Assets of the Target Fund is, and during such period was, determined using portfolio valuation methods that, in the reasonable judgment of the Target Fund, comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the Commission thereunder and the pricing and valuation policies of the Target Fund and there have been no material miscalculations of the net asset value of the Target Fund or the net asset value per share of the Target Fund (or any class thereof) during the twelve (12) month period preceding the date hereof that have not been remedied or will not be remedied prior to the Closing Date in accordance with industry practice that, individually or in the aggregate, would have a material adverse effect on the Target Fund or its Assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act. All advertising and sales material used by the Target Fund during the twelve (12) months prior to the date of this Agreement complied in all material respects, at the time such material was used, with applicable law and the rules and regulations of FINRA;

(f) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, (i) the Target Fund will as of the Closing Time have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances not disclosed and reflected in the value thereof, and (ii) upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to only those restrictions on the full transfer thereof when held by the Acquiring Fund as when they were held by the Target Fund (including, without limitation, such restrictions as might arise under the 1933 Act), free of adverse claims not otherwise disclosed and reflected in the value thereof (including, without limitation, assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets);

(g) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or Target Entity is a party or by which it is bound;

(h) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, all material contracts or other commitments of the Target Fund (other than this Agreement and certain investment contracts, including swap agreements, options, futures and forward contracts) will terminate or be terminated with respect to the Target Fund without liability to the Target Fund or may otherwise be assigned to the Acquiring Fund (subject to any consent or approval by the other parties if required by any such contract) without the payment of any fee (penalty or otherwise) or acceleration of any obligations of the Target Fund on or prior to the Closing Date, provided that such assigned contracts are identified on Schedule 4.1(h);

(i) Except as set forth on Schedule 4.1(i), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Target Fund’s knowledge, threatened against the Target Fund or Target Entity, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transactions contemplated by this Agreement. The Target Fund and the Target Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Target Entity nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated. The Target Fund (i) has not entered into any contract or agreement or amendment of any contract or agreement or terminated any contract or agreement, in each case material to the operation of the Target Fund, except as otherwise contemplated by this Agreement or as disclosed to the Acquiring Fund; (ii) has not incurred any indebtedness, other than in the ordinary course of business consistent with the investment objective and policies of the Target Fund; (iii) has not entered into any amendment of its Governing Documents that has not been disclosed to the Acquiring Fund; (iv) does not have outstanding any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business) upon any asset of the Target Fund other than a lien for Taxes (as defined below) not yet due and payable; and (v) has not entered into any agreement or made any commitment to do any of the foregoing except as disclosed to the Acquiring Fund;

(j) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements (copies of which have been furnished or made available to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein. No material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Target Fund has been disclosed or is required to be disclosed in the Target Fund’s reports on Form N-CSR and, to the knowledge of the Target Fund, no such disclosure will be required as of the Closing Date. All significant deficiencies in the design or operation of internal control over financial reporting of the Target Funds that occurred during the five (5) years prior to the date of this Agreement have been disclosed in writing to the Acquiring Entity;

(k) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph, a decline in net asset value due to declines in market values of securities held by the Target Fund, the redemption of the Target Fund’s shares by shareholders of the Target Fund or the discharge of the Target Fund’s ordinary course liabilities shall not constitute a material adverse change;

(l) On the Closing Date, all federal and other material Tax Returns (as defined below) of the Target Fund required by law to have been filed by such date (taking into account any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge: no such Tax Return is currently under audit by and no such audit has been threatened by any federal, state, local or foreign Tax authority; no assessment has been asserted or proposed with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes (other than for Taxes not yet due and payable); no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending (in each case other than waivers as a result of extensions of time to file Tax Returns); and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. To the Target Fund’s knowledge, no claim has ever been made by a taxing authority in a jurisdiction where the Target Fund does not file a Tax Return that the Target Fund is or may be subject to taxation in that jurisdiction. The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder. As used in this Agreement, “Tax” or “Taxes” means any tax or other like assessment or charge (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (whether domestic, foreign, federal, state or local) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(m) The Target Fund, with the exception of Oppenheimer SteelPath MLP Alpha Fund, Oppenheimer SteelPath MLP Alpha Plus Fund, Oppenheimer SteelPath MLP Income Fund and Oppenheimer SteelPath MLP Select 40 Fund (the Oppenheimer SteelPath MLP Alpha Fund, the Oppenheimer SteelPath MLP Alpha Plus Fund, the Oppenheimer SteelPath MLP Income Fund and the Oppenheimer SteelPath MLP Select 40 Fund are each referred to herein as a “C Corporation Target Fund”): (i) is (and will be as of the Closing Date) classified as an association that is subject to Tax as a corporation for federal Tax purposes, (ii) has elected to be a regulated investment company under Subchapter M of the Code, and (iii) is a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Target Fund, with the exception of the C Corporation Target Fund and with the exception of the Oppenheimer Emerging Markets Local Debt Fund solely for its fiscal year ended May 31, 2014, has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date, and for each such taxable year (or portion thereof), the Target Fund, with the exception of the C Corporation Target Fund, has been eligible to compute its federal income tax under Section 852 of the Code. The Target Fund, with the exception of the C Corporation Target Fund, has paid or made provision for the payment of any tax liability under Sections 852 or 4982 of the Code for, to the knowledge of the Target Fund, any period ended on or before the Closing Date. The Target Fund, to its knowledge, with the exception of the C Corporation Target Fund, has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to the Target Fund. If the Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. No variable contract holder is or will be taxable on the income and gains of a Target Fund that serves as a funding vehicle for variable contracts (life insurance or annuity) pursuant to the investor control doctrine solely as a result of the manner in which such Target Fund has been managed and its business has been conducted. With respect to any wholly owned subsidiary of the Target Fund organized outside the United States, if any, such subsidiary: (i) is classified as an association that is subject to Tax as a corporation for U.S. federal Tax purposes and (ii) is not, for each taxable year since inception that has ended prior to the Closing Date, and will not be for the period beginning on the first day of its current taxable year and ending on the Closing Date, engaged in a trade or business within the United States. The Target Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7T(a)(2)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations promulgated thereunder. Since its inception, the Target Fund, if it is one of

Oppenheimer Municipal Fund, Oppenheimer Rochester New Jersey Municipal Fund, Oppenheimer Rochester Pennsylvania Municipal Fund, Oppenheimer Rochester AMT-Free Municipal Fund, Oppenheimer Rochester AMT-Free New York Municipal Fund, Oppenheimer Rochester California Municipal Fund, Oppenheimer Rochester Fund Municipals, Oppenheimer Rochester High Yield Municipal Fund, Oppenheimer Intermediate Term Municipal Fund, Oppenheimer Rochester Short Duration High Yield Municipal Fund, Oppenheimer Rochester Limited Term California Municipal Fund, Oppenheimer Rochester Limited Term New York Municipal Fund and Oppenheimer Short Term Municipal Fund, has qualified to pay “exempt-interest dividends” as such term is defined in Section 852 of the Code;

(n) The Target Fund has not changed its taxable year end within the most recent 60-month period ending on the last day of the month immediately preceding the Closing Date of a Reorganization, and it does not intend to change its taxable year end prior to the Closing Date;

(o) The Target Fund (including the Acquiring Fund as its successor) will not be required to include any material item of income in, or exclude any material item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date (including as a result of the transactions contemplated in this Agreement); (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

(p) [Reserved.];

(q) The Target Fund has no actual or potential material liability for any Tax obligation of any taxpayer other than itself. The Target Fund is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns except as disclosed on Schedule 4.1(q) with respect to certain state Tax Returns. The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement (other than agreements the primary purpose of which do not relate to Taxes);

(r) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights. In every state where offered or sold, such offers and sales by the Target Fund have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws. All of the issued and outstanding shares of the Target Fund will, at the time of Closing, be held of record by the persons and in the amounts set forth in the records of the Target Transfer Agent, on behalf of the Target Fund. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Target Fund, nor is there outstanding any security convertible into any of the Target Fund’s shares, except for any automatic conversion right of holders of Class C shares, as applicable, of the Target Fund to convert to Class A shares in accordance with the terms set forth in the Target Fund’s prospectus and statement of additional information and Governing Documents;

(s) The Target Entity, on behalf of the Target Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the board of trustees of the Target Entity and, subject to the approval of the shareholders of the Target Fund (only with respect to those obligations under this Agreement that are contingent on such shareholder approval) and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(t) The information relating to the Target Fund furnished by the Target Fund for use in registration statements, proxy materials and other documents filed or to be filed by the Target Fund or, with the consent of the Target Fund, by the Acquiring Fund, with any federal, state or local regulatory or self-regulatory authority that are necessary in connection with the transactions contemplated hereby is and will be accurate and complete in all material respects and will comply in all material respects with federal securities laws and regulations thereunder and other applicable laws and regulations applicable thereto;

(u) As of the date of this Agreement or within a certain time thereafter as mutually agreed by the parties, the Target Fund has provided the Acquiring Fund with all information relating to the Target Fund reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b) hereof), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of shareholders of the Target Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund and the Closing Date, such information provided by any Target Fund will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund or its investment adviser or affiliates thereof for use therein;

(v) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(w) The Target Entity and the Target Fund have maintained any material license, permit, franchise, authorization, certification and approval required by any governmental entity in the conduct of its business (the “Licenses and Permits”). Each License and Permit has been duly obtained, is valid and in full force and effect, and is not subject to any pending or, to the knowledge of the Target Entity, threatened administrative or judicial proceeding to revoke, cancel, suspend or declare such License and Permit invalid;

(x) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(y) The Target Fund has no unamortized or unpaid organizational fees or expenses; and

(z) The C Corporation Target Fund is, will be as of the Closing Date, and has been, for all taxable years since its inception, classified as an association that is subject to Tax as a corporation for federal, state and local Tax purposes. The C Corporation Target Fund has not, at any time since its inception, elected to be a regulated investment company under Subchapter M of the Code. The C Corporation Target Fund has not been a party to a transaction intended to qualify under Section 355 of the Code or under so much of Section 356 of the Code as it relates to Section 355 of the Code.

4.2. Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the corresponding Target Entity and Target Fund as follows:

(a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, each with power under its Governing Documents to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted and to enter into this Agreement and perform its obligations hereunder;

(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Acquiring Fund, threatened;

(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement;

(d) The prospectus and statement of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;

(f) Except as set forth on Schedule 4.2(f), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business or the Acquiring Fund’s ability to consummate the transactions contemplated by this Agreement. The Acquiring Fund and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Acquiring Entity nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(g) The Acquiring Fund has not yet commenced operations. The Reorganization will be structured as a “shell reorganization” subject to U.S. federal income tax treatment under Section 368(a)(1)(F) of the Code. The Acquiring Fund is, and will be at the time of Closing, a new series portfolio of the Acquiring Entity created within the last twelve (12) months, without assets or liabilities, formed for the purpose of receiving the Assets and assuming the Liabilities of the Target Fund in connection with the Reorganization and, accordingly, the Acquiring Fund has not prepared books of account and related records or financial statements or issued any shares except nominal shares issued in a private placement to IAI or its affiliate to secure any required initial shareholder approvals;

(h) As of the Closing Date, no federal, state or other Tax Returns of the Acquiring Fund will have been required by law to have been filed, and no Taxes will be due by the Acquiring Fund. As of the Closing Date, the Acquiring Fund will not have been required to pay any assessments and the Acquiring Fund will not have any Tax liabilities. Consequently, as of the Closing Date, the Acquiring Fund will not be under audit by any federal, state, local or foreign Tax authority and there will have been no Tax assessment asserted with respect to the Acquiring Fund, no levies, liens or other encumbrances on the Acquiring Fund, and no waivers of the time to assess any Taxes;

(i) The Acquiring Fund: (i) was formed for the purpose of the Reorganization, (ii) is not (and will not be as of the Closing Date) classified as a partnership, and instead is (and will be as of the Closing Date) classified as an association that is subject to Tax as a corporation for federal Tax purposes and either has elected (or will timely elect) the latter classification by filing Form 8832 with the Service or is (or will be as of the Closing Date) a “publicly traded partnership” (as defined in Section 7704(b) of the Code) that is treated as a corporation for federal Tax purposes, (iii) has not filed any income tax return, and intends, with the exception of the Invesco SteelPath MLP Alpha Fund, the Invesco SteelPath MLP Alpha Plus Fund, the Invesco SteelPath MLP Income Fund and the Invesco SteelPath MLP Select 40 Fund (the Invesco SteelPath MLP Alpha Fund, the Invesco SteelPath MLP Alpha Plus Fund, the Invesco SteelPath MLP Income Fund and the Invesco SteelPath MLP Select 40 Fund are each referred to herein as a “C Corporation Acquiring Fund”), to continue to qualify to be a regulated investment company under Subchapter M of the Code for its taxable year which includes the Closing Date, (iv) holds and has held no property and has and has had no Tax attributes, and (v) is (or will be as of the Closing Date), with the exception of the C Corporation Acquiring Fund, a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Acquiring Fund, with the exception of the C Corporation Acquiring Fund, has no and will have no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

(j) The Acquiring Entity, on behalf of the Acquiring Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the board of trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of the Agreement by the other parties thereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(k) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;

(l) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(m) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by IAI or its affiliates;

(n) As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund and the Closing Date, the information provided by any Acquiring Fund for use in the N-14 Registration Statement, including the documents contained or incorporated therein by reference will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Fund for use therein; and

(o) The C Corporation Acquiring Fund intends to qualify to be classified as an association that is subject to Tax as a corporation for federal, state and local Tax purposes for its taxable year which includes the Closing Date and will be so classified as of the Closing Date.

4.3. With respect to each Reorganization, the Target Entity, on behalf of the Target Fund, and the Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants as follows:

(a) For federal income tax purposes, the fair market value of the Acquiring Fund’s shares that each Target Fund shareholder receives will be approximately equal to the fair market value of the Target Fund shares it actually or constructively surrenders in exchange therefor;

(b) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject;

(c) No expenses incurred by the Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by the Acquiring Fund or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund shares will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof; and

(d) Immediately following consummation of the Reorganization: (1) the shareholders of the Acquiring Fund will own all the Acquiring Fund shares and will own those shares solely by reason of their ownership of the Target Fund shares immediately before the Reorganization; and (2) the Acquiring Fund will hold the same Assets and will be subject to the Liabilities that the Target Fund held or was subject to immediately before the Reorganization (for the avoidance of doubt, not including the Excluded Assets or the Excluded Liabilities).

5.	COVENANTS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY

5.1. With respect to each Reorganization:

(a) The Target Fund will operate its business in the ordinary course and substantially in accordance with past practice between the date hereof and the Closing Date, it being understood that, with respect to the Target Fund, such ordinary course of business may include purchases and sales of portfolio securities and other instruments, sales and redemptions of the Target Fund’s shares, and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable. The Acquiring Fund shall take such actions as are customary to the organization of a new series prior to its commencement of operations. In order to facilitate the transfer of Assets at the Closing Date, IAI may request in writing that OFI Global and/or OFI SteelPath use commercially reasonable efforts, subject to OFI Global’s and/or OFI SteelPath’s fiduciary duty, as applicable, to limit or cease portfolio trading on behalf of the Target Fund for a period of up to three (3) days prior to the Closing Date. OFI Global and OFI SteelPath agree that they will accommodate such requests to the extent such trading restrictions are consistent with the investment objectives, policies and strategies of the Target Fund and consistent with fulfilling its fiduciary obligations as an investment adviser. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

(b) The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act, which shall properly register the Acquiring Fund shares to be issued in connection with the Reorganization and include a proxy statement with respect to the votes of the shareholders of the Target Fund to approve the Reorganization (the “N-14 Registration Statement”). If at any time prior to the Closing Date a party becomes aware of any untrue statement of a material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made in respect of the N-14 Registration Statement, such party shall notify each other party, and the parties shall cooperate in promptly preparing and filing with the Commission and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item. The Target Fund agrees to instruct its transfer agent to mail or otherwise deliver (e.g., by electronic means consistent with applicable regulations governing their use) to its respective shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, the prospectus/proxy statement contained in the N-14 Registration Statement and other documents as are necessary.

(c) The Target Entity will call a meeting of the shareholders of the Target Fund to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to seek to obtain the required shareholder approval of the transactions contemplated herein. In the event that the Target Fund does not achieve a quorum or receives insufficient votes from shareholders to approve the proposal, the meeting may be postponed or adjourned as permitted under the Target Entity’s Governing Documents, applicable law and the N-14 Registration Statement in order to permit further solicitation of proxies, for a period of up to 180 days or such longer period as is mutually agreed upon by the parties.

(d) The Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than to the Target Fund’s shareholders in accordance with the terms of this Agreement.

(e) The Target Entity will cooperate or will cause its agents to cooperate with the Target Transfer Agent and with the Acquiring Fund in efforts to obtain such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares, and will assist the Acquiring Fund and its transfer agent in obtaining copies of any books and records of the Target Fund from its service providers reasonably requested by the Acquiring Entity or its transfer agent.

(f) The Target Entity will provide the Acquiring Fund with: (i) a schedule, as set forth in Schedule 5.1(f), certified by the Treasurer of the Target Entity, stating that the various statements, books and records set forth in Schedule 5.1(f) exist and specifying the location of such statements, books and records and the means by which the Acquiring Entity can access them (the “Schedule of Statements, Books and Records”); (ii) FASB ASC 740-10 (formerly FIN 48) work papers and supporting statements pertaining to the Target Fund relating to any taxable years of the Target Fund not closed by the applicable Tax statute of limitations (the “ASC 740-10 Workpapers”); and (iii) with respect to the C Corporation Target Fund (for the last six (6) completed tax years and the current tax year of the C Corporation Target Fund that includes the Closing Date): (A) the daily, semi-annual and annual tax accrual workpapers and (B) effective tax rate calculations (collectively, the “Tax Accrual Workpapers and Tax Rate Calculations”). The Schedule of Statements, Books and Records shall be provided at the Closing. The ASC 740-10 Workpapers shall be provided at least sixty (60) days prior to the Closing Date. The Tax Accrual Workpapers and Tax Rate Calculations shall be provided at least thirty (30) days prior to the Closing Date, provided, however, the daily tax accrual workpapers shall be provided the day prior to the Closing Date.

(g) The Target Fund will cause to be prepared and use commercially reasonable efforts to have delivered to the Acquiring Fund at least five (5) business days prior to the Closing Date a statement of the assets and the liabilities of the Target Fund as of such date for review and agreement by the parties to determine that the Assets and the Liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Fund will deliver at the Closing a statement of Assets and Liabilities of the Target Fund as of the Closing Date, certified by the Treasurer of the Target Entity.

(h) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(i) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more distributions to its shareholders consisting of all shares of the applicable class of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.

(j) The Acquiring Fund and the Target Fund shall each use their best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

(k) The Target Fund shall, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

(l) The Acquiring Fund shall, from time to time, as and when reasonably requested by the Target Fund, execute and deliver or cause to be executed and delivered all such assumption agreements and other instruments, and will take or cause to be taken such further action, as the Target Fund may reasonably deem necessary or desirable in order for the Acquiring Fund to assume the Target Fund’s Liabilities and otherwise to carry out the intent and purpose of this Agreement.

(m) The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

(n) [Reserved.]

(o) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of a Reorganization to qualify as a reorganization with the meaning of Section 368(a) of the Code.

(p) At or prior to the Closing, the Target Fund shall have delivered to the Acquiring Fund copies of: (i) any legal opinions that have been issued to or for the benefit of the Target Fund and which have continuing relevance and (ii) with respect to any wholly owned subsidiaries of the Target Fund (if any), any organizational documents, including without limitation, the declarations of trust, articles of incorporation and bylaws, together with the board meeting minutes and consent of directors or trustees and shareholders.

(q) The contingent deferred sales charge (“CDSC”) applicable to Class A and Class C shares of the Acquiring Fund issued in connection with the Reorganization will be calculated based on the CDSC schedule of Class A and Class C shares, respectively, of the Target Fund and, for purposes of calculating the CDSC, recipients of such Class A and Class C shares of the Acquiring Fund shall be deemed to have acquired such shares on the date(s) that the corresponding shares of the Target Fund were acquired by the shareholder. For purposes of calculating the automatic conversion right of holders of Class C shares of the Acquiring Fund issued in connection with the Reorganization to convert to Class A shares in accordance with the terms set forth in the Acquiring Fund’s prospectus and statement of additional information and Governing Documents, recipients of Class C shares of the Acquiring Fund shall be deemed to have acquired such shares on the date(s) that the corresponding shares of the Target Fund were acquired by the shareholder.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET ENTITY

6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Target Entity’s waiver, of the obligations to be performed by the Acquiring Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b) The Acquiring Entity shall have delivered to the Target Fund as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Time, except as they may be affected by the transactions contemplated by this Agreement;

(c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Time;

(d) The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of the Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(e) As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Acquiring Fund is contractually obligated to pay for services provided to the Acquiring Fund from those described in the N-14 Registration Statement;

(f) The Target Entity shall have received from the Target Transfer Agent a certificate stating that it has received from the Acquiring Entity the number of shares of the Acquiring Fund equal in value to the value of the shares of the Target Fund as of the time and date set forth in Section 3; and

(g) The Target Entity shall have received on the Closing Date the opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”), counsel to the Acquiring Entity (which may rely on certificates of officers or trustees of the Acquiring Entity), dated as of the Closing Date, covering the following points:

(i) The Acquiring Entity is a statutory trust duly formed, validly existing and in good standing under the laws of the State of Delaware, and each has the trust power to own all of the Acquiring Fund’s properties and assets and to carry on its business, including that of the Acquiring Fund, as a registered investment company;

(ii) The Acquiring Entity is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including the Acquiring Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii) The Agreement has been duly authorized by the Acquiring Entity on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by the Target Entity, the Target Fund, OFI Global and OFI SteelPath is a valid and binding obligation of the Acquiring Entity, on behalf of the Acquiring Fund, enforceable against it in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing;

(iv) The Acquiring Fund shares to be issued to the Target Fund as provided by this Agreement are duly authorized, upon such delivery will be validly issued and upon receipt of the Target Fund’s Assets will be fully paid and non-assessable by the Acquiring Entity, and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; and

(v) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Acquiring Entity’s Governing Documents or a breach or default under any material contract, agreement, instrument or other document pertaining to, or material to the business or financial condition of, the Acquiring Fund, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY

7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Acquiring Fund’s waiver, of the obligations to be performed by the Target Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b) The Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets and Liabilities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Schedule of Statements, Books and Records, (iii) in electronic form, to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, (iv) the ASC 740-10 Workpapers, and (v) the Tax Accrual Workpapers and Tax Rate Calculations. The information to be provided under (ii), (iv) and (v) of this subsection shall be provided in accordance with the timing set forth in Section 5.1(f) hereof;

(c) The Target Entity shall have delivered to the Acquiring Entity as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Time;

(d) The Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b), 3.2(d) of this Agreement, respectively, and the Target Transfer Agent or the Target Fund’s President or Vice President shall have delivered the certificate contemplated by Section 5.1(f) of this Agreement, each duly executed by an authorized officer of the Custodian, the Target Transfer Agent, the Target Fund’s President or the Target Fund’s Vice President, as applicable;

(e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Time;

(f) The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of the Acquiring Fund set forth on Exhibit A hereto to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(g) Unless the Target Fund has been notified by the Acquiring Fund (with such notice being delivered with sufficient time to permit the Target Fund to comply with this Section 7.1(g)) that the opinion delivered pursuant to Section 8.6 will not state that the Reorganization qualifies as a “reorganization” under Section 368(a)(1)(F) of the Code and the Target Fund and the Acquiring Fund do not otherwise determine that the Reorganization qualifies as a “reorganization” under Section 368(a)(1)(F) of the Code, the Target Fund (other than the C corporation Target Fund) shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (A) all of Target Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended prior to the Closing Date and all of such investment company taxable income for the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date, (B) all of Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and all of any such net capital gain recognized in the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date (in each case after reduction for any capital loss carryover), and (C) at least 90 percent of the excess, if any, of a Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for such final taxable year;

(h) The Target Entity shall have duly executed and delivered to the Acquiring Entity, on behalf of the Target Fund, such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Custodian and instructions to the Acquiring Fund’s transfer agent as the Acquiring Entity may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund by the Target Fund all of the right, title and interest of the Target Fund in and to the respective Assets of the Target Fund. In each case, the Assets of the Target Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor;

(i) The Acquiring Entity shall have received at the Closing: (i) a certificate of an authorized signatory of the Custodian stating that the Assets of the Target Fund have been delivered to the Acquiring Fund; (ii) a certificate of an authorized signatory from the Custodian for the Acquiring Fund stating that the Assets of the Target Fund have been received; (iii) a certificate of an authorized officer of the Target Transfer Agent confirming that the transfer agent has delivered its records containing the names and addresses of the record holders of the Target Fund’s shares and the number and percentage (to four decimal places) of ownership of the Target Fund owned by each such holder as of the Closing Date; and (iv) the Tax books and records of the Target Fund, including but not limited to, for purposes of preparing any Tax Returns required by law to be filed after the Closing Date;

(j) As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Target Fund is contractually obligated to pay for services provided to the Target Fund from those described in the N-14 Registration Statement; and

(k) The Acquiring Entity shall have received on the Closing Date an opinion of counsel to each Target Entity (which may rely on certificates of officers or trustees of the Target Entity), covering the following points:

(i) The Target Entity is a statutory trust, duly organized, validly existing and in good standing under the laws of the State of Delaware, and has the power under its Governing Documents to own all of Target Fund’s properties and assets, and to conduct its business, including that of the Target Fund, as described in its organizational documents or in the most recently filed registration statement of the Target Fund;

(ii) The Target Entity is a registered investment company classified as a management company of the open-end type with respect to itself and, if applicable, each series of shares it offers, including the Target Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii) The Agreement has been duly authorized by the Target Entity on behalf of Target Fund and, assuming due authorization, execution and delivery of the Agreement by the Acquiring Entity and the Acquiring Fund, is a valid and binding obligation of the Target Entity, on behalf of the Target Fund, enforceable against the Target Entity in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing; and

(iv) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of, as appropriate, the Target Entity’s Governing Documents or a breach or default under any material contract, agreement, instrument or other document pertaining to, or material to the business or financial condition of, the Target Fund, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY

With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, applicable law of the State of Delaware, and the 1940 Act, and certified copies of the voting record from the proxy solicitor evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2. The Agreement and transactions contemplated herein shall have been approved by the board of trustees of the Target Entity and the board of trustees of the Acquiring Entity and each party shall have delivered to the other party a copy of the resolutions approving this Agreement and the transactions contemplated in connection herewith adopted by such party’s board of trustees, certified by the secretary or equivalent officer. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.2;

8.3. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.4. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.5. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.6. The Target Entity (on behalf of each Target Fund) and the Acquiring Entity (on behalf of each Acquiring Fund) shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates. Such opinion shall contain such limitations as shall be in the opinion of Stradley Ronon appropriate to render the opinions expressed therein. Subject to receipt of the certificates referenced in this Section 8.6 and absent a change of law or change of fact between the date of this Agreement and the Closing, the Acquiring Fund agrees that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1)(F) of the Code. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the conditions set forth in this paragraph 8.6;

8.7. All of the transactions contemplated by the Transaction Agreement have been consummated.

9.	AGREEMENTS RELATING TO DEFERRED COMPENSATION

9.1. Each Acquiring Fund shall assume all liabilities of the corresponding Target Fund for payment of compensation deferred under the Oppenheimer Funds Compensation Deferral Plan (the “Deferred Compensation Plan”) and the Acquiring Entities shall continue to maintain the Deferred Compensation Plan until all such liabilities are satisfied in accordance with the terms of the Deferred Compensation Plan.

9.2. Following the Closing Date, the Acquiring Entities shall amend the Deferred Compensation Plan to provide for the cessation of compensation deferrals at the end of the year in which the Closing Date occurs.

9.3. Each Acquiring Entity and the corresponding Target Entity agree that each trustee of a Target Fund that becomes a trustee of the corresponding Acquiring Fund on or immediately following the Closing Date shall be treated for purposes of the Deferred Compensation Plan as not having a Separation from Service (as defined in the Deferred Compensation Plan) with regard to the Acquiring Fund or the Target Entity in connection with the Reorganizations.

9.4. Each trustee of a Target Fund that does not become a trustee of the corresponding Acquiring Fund on or immediately following the Closing Date shall be treated for purposes of the Deferred Compensation Plan as having a Separation from Service (as defined in the Deferred Compensation Plan) with respect to the Target Entity in connection with the Reorganizations and shall receive payment of compensation deferred under the Deferred Compensation Plan to the extent and in the manner provided in the Deferred Compensation Plan.

10.	BROKERAGE FEES AND EXPENSES

10.1. The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2. IAI, OFI Global and OFI SteelPath will bear or arrange for an entity under common ownership thereof to bear all of the expenses of the Target Entity and Acquiring Entity relating to the Reorganizations, whether or not the Reorganizations are consummated. The costs of the Reorganizations shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, terminating any existing agreements or contracts to which the Target Entity is a party (including any penalties payable in connection with such termination), organizing each Acquiring Fund, preparation, printing and distribution of the N-14 Registration Statement for each Reorganization (including the prospectus/proxy statement contained therein), legal fees, accounting fees, expenses of holding shareholders’ meetings, and other related administrative or operational costs (including, for example, brokerage commissions; transfer fees, taxes and stamps; exchange fees; and securities registration fees).

11.	COOPERATION AND EXCHANGE OF INFORMATION

With respect to each Reorganization, prior to the Closing and for a reasonable time thereafter, the Target Entity and the corresponding Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any Tax Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of Tax positions of the Target Fund and the Acquiring Fund for its taxable period first ending after the Closing of the applicable Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that a Target Entity shall not be required to maintain any such documents that it has delivered to the Acquiring Fund.

12.	INDEMNIFICATION

12.1. With respect to a Reorganization, the applicable Acquiring Entity, out of the assets of the Acquiring Fund, agrees to indemnify and hold harmless the Target Entity and each of the Target Entity’s officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Target Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Entity, on behalf of the Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.

12.2. With respect to a Reorganization, the applicable Target Entity, out of the assets of the Target Fund as limited by Section 17.5 of this Agreement, agrees to indemnify and hold harmless the applicable Acquiring Entity and its officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Acquiring Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Entity, on behalf of the Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.

13.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

13.1. Except as described in Section 10.2, each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

13.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

14.	TERMINATION

In addition, this Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations at any time prior to the Closing Date by: (i) mutual agreement of the parties; (ii) either the Acquiring Entity or the Target Entity if the Closing shall not have occurred on or before                 , 201__; unless such date is extended by mutual agreement of the Acquiring Entity and the Target Entity; or (iii) any party if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith which would render a condition set forth in this Agreement unable to be satisfied. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective directors/trustees or officers, except for (a) any such material breach or intentional misrepresentation or (b) the parties’ respective obligations under Sections 10.2 and 12, as to each of which all remedies at law or in equity of the party adversely affected shall survive. Further, this Agreement shall automatically terminate upon the termination of the Transaction Agreement.

15.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment; provided, however, that following the meeting of the shareholders of the Target Fund called pursuant to Section 5.1(c) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be issued to the shareholders of the Target Fund under this Agreement to the detriment of such shareholders without their further approval.

16.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery, personal service or prepaid or certified mail addressed to:

For each Target Entity :

______________________

______________________

______________________

Fax:

Attn:

Email:

With a copy to:

______________________

______________________

______________________

Fax:

Attn:

Email:

For OFI Global Asset Management, Inc.:

______________________

______________________

______________________

Fax:

Attn:

Email:

With a copy to:

______________________

______________________

______________________

Fax:

Attn:

Email:

For OFI SteelPath, Inc.:

______________________

______________________

______________________

Fax:

Attn:

Email:

with a copy to:

______________________

______________________

______________________

Fax:

Attn:

Email:

For each Acquiring Entity:

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Fax: 713-993-9185

Attn: General Counsel

with a copy to:

Invesco Ltd.

1555 Peachtree Street NE

Atlanta, Georgia 30309

Attn:

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

Fax: (215) 564-8120

Attn: Bruce G. Leto

For Invesco Advisers, Inc.:

11 Greenway Plaza, Suite 1000

Houston, TX 77046-1173

Attn: Jeffrey H. Kupor

17.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

17.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

17.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.

17.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

17.4. This agreement may be executed in any number of counterparts, each of which shall be considered an original.

17.5. Each Target Entity is a Delaware statutory trust. With respect to the Reorganization of each Target Fund that is a series of a Target Entity, the Target Entity is executing this Agreement on behalf of the Target Fund only. Pursuant to the Declaration of Trust of the Target Entity and Section 3804(a) of the Delaware Statutory Trust Act, there is a limitation on liability of each series such that (a) the debts, liabilities, obligations and expenses incurred, contracted or otherwise existing with respect to the Target Fund are enforceable against the assets of that Target Fund only, and not against the assets of the Target Entity generally or the assets of any other series thereof, and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Target Entity generally or with respect to any other series thereof are enforceable against the assets of such Target Fund. Notwithstanding Section 15 of this Agreement, this Section 17.5 may not be amended;

17.6. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Section 10.2 hereof, shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the applicable Target Entity or the applicable Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

18.	PUBLICITY/CONFIDENTIALITY

18.1. The parties shall cooperate on determining the manner in which any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein are made, provided that nothing herein shall prevent either party from making such public announcements as may be required by law, in which case the party issuing such statement or communication shall use all reasonable commercial efforts to advise the other party prior to such issuance.

18.2. The Target Entity, Acquiring Entity, OFI Global, OFI SteelPath and IAI (for purposes of this Section 18, the “Protected Persons”) will hold, and will cause their board members, officers, employees, representatives, agents and affiliates to hold, in confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated and the conduct of the business of the Acquiring Funds in the ordinary course following the consummation of such transactions, without the prior written consent of the other Protected Persons, all confidential information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) it if was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

18.3. In the event of a termination of this Agreement, the Protected Persons agree that they along with their employees, representative agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other Protected Persons and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

[Signature pages follow]

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

AIM Counselor Series Trust (Invesco Counselor Series Trust), on behalf of its series identified on Exhibit A hereto		AIM Equity Funds (Invesco Equity Funds), on behalf of its series identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

AIM Growth Series (Invesco Growth Series), on behalf of its series identified on Exhibit A hereto		AIM International Mutual Funds (Invesco International Mutual Funds), on behalf of its series identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

AIM Investment Funds (Invesco Investment Funds), on behalf of its series identified on Exhibit A hereto		AIM Investment Securities Funds (Invesco Investment Securities Funds), on behalf of its series identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

AIM Sector Funds (Invesco Sector Funds), on behalf of its series identified on Exhibit A hereto		AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), on behalf of its series identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds), on behalf of its series identified on Exhibit A hereto		Short-Term Investments Trust, on behalf of its series identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

OFI Funds Trust, on behalf of its series identified on Exhibit A hereto		OFI SteelPath Series Trust, on behalf of its series identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Integrity Funds, on behalf of its series identified on Exhibit A hereto		Oppenheimer Main Street Funds, on behalf of its series identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Multi-State Municipal Trust, on behalf of its series identified on Exhibit A hereto		Oppenheimer Portfolio Series, on behalf of its series identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Quest for Value Funds, on behalf of its series identified on Exhibit A hereto		Oppenheimer Series Fund, on behalf of its series identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer SteelPath MLP Funds Trust, on behalf of its series identified on Exhibit A hereto		Oppenheimer Variable Account Funds, on behalf of its series identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

Rochester Portfolio Series, on behalf of its series identified on Exhibit A hereto		Oppenheimer Capital Appreciation Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Capital Income Fund		Oppenheimer Developing Markets Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Discovery Fund		Oppenheimer Discovery Mid Cap Growth Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Dividend Opportunity Fund		Oppenheimer Emerging Markets Innovators Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Emerging Markets Local Debt Fund		Oppenheimer Equity Income Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Global Focus Fund		Oppenheimer Global Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Global High Yield Fund		Oppenheimer Global Multi-Asset Growth Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Global Multi-Asset Income Fund		Oppenheimer Global Opportunities Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Global Strategic Income Fund		Oppenheimer Gold & Special Minerals Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Government Cash Reserves		Oppenheimer Government Money Market Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Institutional Government Money Market Fund		Oppenheimer Intermediate Income Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Intermediate Term Municipal Fund		Oppenheimer International Bond Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer International Diversified Fund		Oppenheimer International Equity Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer International Growth Fund		Oppenheimer International Small-Mid Company Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Limited-Term Bond Fund		Oppenheimer Limited-Term Government Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Macquarie Global Infrastructure Fund		Oppenheimer Main Street All Cap Fund®

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Main Street Mid Cap Fund®		Oppenheimer Main Street Small Cap Fund®

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Municipal Fund		Oppenheimer Real Estate Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Rising Dividends Fund		Oppenheimer Rochester AMT-Free Municipal Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Rochester AMT-Free New York Municipal Fund		Oppenheimer Rochester California Municipal Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Rochester Fund Municipals		Oppenheimer Rochester Limited Term California Municipal Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Rochester Short Duration High Yield Municipal Fund

By:
Name:
Title:

Oppenheimer Senior Floating Rate Fund		Oppenheimer Senior Floating Rate Plus Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Short Term Municipal Fund		Oppenheimer Small Cap Value Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer SteelPath Panoramic Fund		Oppenheimer Ultra-Short Duration Fund

By:		By:
	Name:		Name:
	Title:		Title:

Invesco Advisers, Inc., solely with respect to Sections 1.2(c), 1.2(f), 5.1(a), 10, 14, 15, 17.1, 17.2, 17.3, 17.6 and 18

By:
Name:
Title:

OFI Global Asset Management, Inc., solely with respect to Sections 1.2(c), 1.2(f), 5.1(a), 10, 14, 15, 17.1, 17.2, 17.3, 17.6 and 18		OFI SteelPath, Inc., solely with respect to Sections 1.2(c), 1.2(f), 5.1(a), 10, 14, 15, 17.1, 17.2, 17.3, 17.6 and 18

By:		By:
	Name:		Name:
	Title:		Title:

EXHIBIT A

CHART OF REORGANIZATIONS

Acquiring Fund and Acquiring Entity (and share classes)	Corresponding Target Fund and Target Entity (and share classes)
AIM Counselor Series Trust (Invesco Counselor Series Trust)
Invesco Oppenheimer Capital Appreciation Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Oppenheimer Capital Appreciation Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Discovery Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Oppenheimer Discovery Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Equity Income Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Oppenheimer Equity Income Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Real Estate Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Oppenheimer Real Estate Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Acquiring Fund and Acquiring Entity (and share classes)	Corresponding Target Fund and Target Entity (and share classes)
Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Oppenheimer Rochester Short Duration High Yield Municipal Fund
Class A	Class A
Class C	Class C
Class Y	Class Y

Invesco Oppenheimer Senior Floating Rate Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Oppenheimer Senior Floating Rate Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Senior Floating Rate Plus Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Oppenheimer Senior Floating Rate Plus Fund
Class A	Class A
Class C	Class C
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Short Term Municipal Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Oppenheimer Short Term Municipal Fund
Class A	Class A
Class C	Class C
Class Y	Class Y

AIM Equity Funds (Invesco Equity Funds)
Invesco Oppenheimer Dividend Opportunity Fund, a series of AIM Equity Funds (Invesco Equity Funds)	Oppenheimer Dividend Opportunity Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Main Street All Cap Fund®, a series of AIM Equity Funds (Invesco Equity Funds)	Oppenheimer Main Street All Cap Fund®
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y

Acquiring Fund and Acquiring Entity (and share classes)	Corresponding Target Fund and Target Entity (and share classes)
Invesco Oppenheimer Main Street Fund®, a series of AIM Equity Funds (Invesco Equity Funds)	Oppenheimer Main Street Fund®, a series of Oppenheimer Main Street Funds
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Rising Dividends Fund, a series of AIM Equity Funds (Invesco Equity Funds)	Oppenheimer Rising Dividends Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

AIM Growth Series (Invesco Growth Series)
Invesco Oppenheimer International Diversified Fund, a series of AIM Growth Series (Invesco Growth Series)	Oppenheimer International Diversified Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Main Street Mid Cap Fund®, a series of AIM Growth Series (Invesco Growth Series)	Oppenheimer Main Street Mid Cap Fund®
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Main Street Small Cap Fund®, a series of AIM Growth Series (Invesco Growth Series)	Oppenheimer Main Street Small Cap Fund®
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Acquiring Fund and Acquiring Entity (and share classes)	Corresponding Target Fund and Target Entity (and share classes)
Invesco Oppenheimer Mid Cap Value Fund, a series of AIM Growth Series (Invesco Growth Series)	Oppenheimer Mid Cap Value Fund, a series of Oppenheimer Quest for Value Funds
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Portfolio Series: Active Allocation Fund, a series of AIM Growth Series (Invesco Growth Series)	Oppenheimer Portfolio Series: Active Allocation Fund, a series of Oppenheimer Portfolio Series
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y

Invesco Oppenheimer Portfolio Series: Conservative Investor Fund, a series of AIM Growth Series (Invesco Growth Series)	Oppenheimer Portfolio Series: Conservative Investor Fund, a series of Oppenheimer Portfolio Series
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y

Invesco Oppenheimer Portfolio Series: Growth Investor Fund, a series of AIM Growth Series (Invesco Growth Series)	Oppenheimer Portfolio Series: Equity Investor Fund, a series of Oppenheimer Portfolio Series
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y

Invesco Oppenheimer Portfolio Series: Moderate Investor Fund, a series of AIM Growth Series (Invesco Growth Series)	Oppenheimer Portfolio Series: Moderate Investor Fund, a series of Oppenheimer Portfolio Series
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y

Acquiring Fund and Acquiring Entity (and share classes)	Corresponding Target Fund and Target Entity (and share classes)
AIM International Mutual Funds (Invesco International Mutual Funds)
Invesco Oppenheimer Global Focus Fund, a series of AIM International Mutual Funds (Invesco International Mutual Funds)	Oppenheimer Global Focus Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Global Fund, a series of AIM International Mutual Funds (Invesco International Mutual Funds)	Oppenheimer Global Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Global Multi-Asset Growth Fund, a series of AIM International Mutual Funds (Invesco International Mutual Funds)	Oppenheimer Global Multi-Asset Growth Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Global Opportunities Fund, a series of AIM International Mutual Funds (Invesco International Mutual Funds)	Oppenheimer Global Opportunities Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer International Equity Fund, a series of AIM International Mutual Funds (Invesco International Mutual Funds)	Oppenheimer International Equity Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Acquiring Fund and Acquiring Entity (and share classes)	Corresponding Target Fund and Target Entity (and share classes)
Invesco Oppenheimer International Growth Fund, a series of AIM International Mutual Funds (Invesco International Mutual Funds)	Oppenheimer International Growth Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer International Small-Mid Company Fund, a series of AIM International Mutual Funds (Invesco International Mutual Funds)	Oppenheimer International Small-Mid Company Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

AIM Investment Funds (Invesco Investment Funds)
Invesco Oppenheimer Capital Income Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Capital Income Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Developing Markets Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Developing Markets Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Discovery Mid Cap Growth Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Discovery Mid Cap Growth Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Acquiring Fund and Acquiring Entity (and share classes)	Corresponding Target Fund and Target Entity (and share classes)
Invesco Oppenheimer Emerging Markets Innovators Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Emerging Markets Innovators Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Emerging Markets Local Debt Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Emerging Markets Local Debt Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Fundamental Alternatives Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Fundamental Alternatives Fund, a series of Oppenheimer Quest for Value Funds
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Global Allocation Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Global Allocation Fund a series of Oppenheimer Quest for Value Funds
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Global Multi-Asset Income Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Global Multi-Asset Income Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Global Strategic Income Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Global Strategic Income Fund
Class A	Class A
Class C	Class C

Acquiring Fund and Acquiring Entity (and share classes)	Corresponding Target Fund and Target Entity (and share classes)
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Global Unconstrained Bond Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Global Unconstrained Bond Fund, a series of Oppenheimer Integrity Funds
Class A	Class A
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer International Bond Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer International Bond Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Macquarie Global Infrastructure Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Macquarie Global Infrastructure Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Preferred Securities and Income Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Preferred Securities and Income Fund, a series of Oppenheimer Integrity Funds
Class A	Class A
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer SteelPath MLP & Energy Infrastructure Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer SteelPath MLP & Energy Infrastructure Fund, a series of OFI SteelPath Series Trust
Class A	Class A
Class C	Class C
Class Y	Class Y
Class R6	Class I

Acquiring Fund and Acquiring Entity (and share classes)	Corresponding Target Fund and Target Entity (and share classes)
Invesco Oppenheimer SteelPath MLP Alpha Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer SteelPath MLP Alpha Fund, a series of Oppenheimer SteelPath MLP Funds Trust
Class A	Class A
Class C	Class C
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer SteelPath MLP Alpha Plus Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer SteelPath MLP Alpha Plus Fund, a series of Oppenheimer SteelPath MLP Funds Trust
Class A	Class A
Class C	Class C
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer SteelPath MLP Income Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer SteelPath MLP Income Fund, a series of Oppenheimer SteelPath MLP Funds Trust
Class A	Class A
Class C	Class C
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer SteelPath MLP Select 40 Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer SteelPath MLP Select 40 Fund, a series of Oppenheimer SteelPath MLP Funds Trust
Class A	Class A
Class C	Class C
Class Y	Class Y and Class W
Class R6	Class I

Invesco Oppenheimer SteelPath Panoramic Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer SteelPath Panoramic Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Total Return Bond Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Total Return Bond Fund, a series of Oppenheimer Integrity Funds
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Acquiring Fund and Acquiring Entity (and share classes)	Corresponding Target Fund and Target Entity (and share classes)
AIM Investment Securities Funds (Invesco Investment Securities Funds)
Invesco Oppenheimer Global High Yield Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Oppenheimer Global High Yield Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Government Cash Reserves Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Oppenheimer Government Cash Reserves
Class A	Class A
Class C	Class C
Class R	Class R

Invesco Oppenheimer Government Money Market Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Oppenheimer Government Money Market Fund
Class Y	Class A
Class Y	Class Y

Invesco Oppenheimer Intermediate Income Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Oppenheimer Intermediate Income Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Limited-Term Bond Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Oppenheimer Limited-Term Bond Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Limited-Term Government Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Oppenheimer Limited-Term Government Fund
Class A	Class A
Class C	Class C

Acquiring Fund and Acquiring Entity (and share classes)	Corresponding Target Fund and Target Entity (and share classes)
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Ultra-Short Duration Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Oppenheimer Ultra-Short Duration Fund
Class A	Class A
Class Y	Class Y
Class R6	Class I

AIM Sector Funds (Invesco Sector Funds)
Invesco OFI Pictet Global Environmental Solutions Fund, a series of AIM Sector Funds (Invesco Sector Funds)	OFI Pictet Global Environmental Solutions Fund, a series of OFI Funds Trust
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Gold & Special Minerals Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Oppenheimer Gold & Special Minerals Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Small Cap Value Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Oppenheimer Small Cap Value Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Value Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Oppenheimer Value Fund, a series of Oppenheimer Series Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Acquiring Fund and Acquiring Entity (and share classes)	Corresponding Target Fund and Target Entity (and share classes)
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
Invesco Oppenheimer Intermediate Term Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Oppenheimer Intermediate Term Municipal Fund
Class A	Class A
Class C	Class C
Class Y	Class Y

Invesco Oppenheimer Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Oppenheimer Municipal Fund
Class A	Class A
Class C	Class C
Class Y	Class Y

Invesco Oppenheimer Rochester AMT-Free Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Oppenheimer Rochester AMT-Free Municipal Fund
Class A	Class A
Class C	Class C
Class Y	Class Y

Invesco Oppenheimer Rochester AMT-Free New York Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Oppenheimer Rochester AMT-Free New York Municipal Fund
Class A	Class A
Class C	Class C
Class Y	Class Y

Invesco Oppenheimer Rochester California Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Oppenheimer Rochester California Municipal Fund
Class A	Class A
Class C	Class C
Class Y	Class Y

Invesco Oppenheimer Rochester High Yield Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Oppenheimer Rochester High Yield Municipal Fund, a series of Oppenheimer Multi-State Municipal Trust
Class A	Class A
Class C	Class C
Class Y	Class Y

Invesco Oppenheimer Rochester Limited Term California Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Oppenheimer Rochester Limited Term California Municipal Fund
Class A	Class A
Class C	Class C
Class Y	Class Y

Acquiring Fund and Acquiring Entity (and share classes)	Corresponding Target Fund and Target Entity (and share classes)
Invesco Oppenheimer Rochester Limited Term New York Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Oppenheimer Rochester Limited Term New York Municipal Fund, a series of Rochester® Portfolio Series
Class A	Class A
Class C	Class C
Class Y	Class Y

Invesco Oppenheimer Rochester Municipals Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Oppenheimer Rochester Fund Municipals
Class A	Class A
Class C	Class C
Class Y	Class Y

Invesco Oppenheimer Rochester New Jersey Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Oppenheimer Rochester New Jersey Municipal Fund, a series of Oppenheimer Multi-State Municipal Trust
Class A	Class A
Class C	Class C
Class Y	Class Y

Invesco Oppenheimer Rochester Pennsylvania Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Oppenheimer Rochester Pennsylvania Municipal Fund, a series of Oppenheimer Multi-State Municipal Trust
Class A	Class A
Class C	Class C
Class Y	Class Y

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Oppenheimer V.I. Capital Appreciation Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Oppenheimer Capital Appreciation Fund/VA, a series of Oppenheimer Variable Account Funds
Series I	Non-Service
Series II	Service

Invesco Oppenheimer V.I. Conservative Balanced Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Oppenheimer Conservative Balanced Fund/VA, a series of Oppenheimer Variable Account Funds
Series I	Non-Service
Series II	Service

Acquiring Fund and Acquiring Entity (and share classes)	Corresponding Target Fund and Target Entity (and share classes)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Oppenheimer Discovery Mid Cap Growth Fund/VA, a series of Oppenheimer Variable Account Funds
Series I	Non-Service
Series II	Service

Invesco Oppenheimer V.I. Global Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Oppenheimer Global Fund/VA, a series of Oppenheimer Variable Account Funds
Series I	Non-Service
Series II	Service

Invesco Oppenheimer V.I. Global Multi-Alternatives Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Oppenheimer Global Multi-Alternatives Fund/VA, a series of Oppenheimer Variable Account Funds
Series I	Non-Service
Series II	Service

Invesco Oppenheimer V.I. Global Strategic Income Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Oppenheimer Global Strategic Income Fund/VA a series of Oppenheimer Variable Account Funds
Series I	Non-Service
Series II	Service

Invesco Oppenheimer V.I. Government Money Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Oppenheimer Government Money Fund/VA a series of Oppenheimer Variable Account Funds
Series I	Non-Service

Invesco Oppenheimer V.I. International Growth Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Oppenheimer International Growth Fund/VA a series of Oppenheimer Variable Account Funds
Series I	Non-Service
Series II	Service

Invesco Oppenheimer V.I. Main Street Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Oppenheimer Main Street Fund/VA, a series of Oppenheimer Variable Account Funds
Series I	Non-Service
Series II	Service

Invesco Oppenheimer V.I. Main Street Small Cap Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Oppenheimer Main Street Small Cap Fund/VA, a series of Oppenheimer Variable Account Funds
Series I	Non-Service
Series II	Service

Acquiring Fund and Acquiring Entity (and share classes)	Corresponding Target Fund and Target Entity (and share classes)
Invesco Oppenheimer V.I. Total Return Bond Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Oppenheimer Total Return Bond Fund/VA, a series of Oppenheimer Variable Account Funds
Series I	Non-Service
Series II	Service

Short-Term Investments Trust
Invesco Oppenheimer Institutional Government Money Market Fund, a series of Short-Term Investments Trust	Oppenheimer Institutional Government Money Market Fund
Institutional	Class E
Institutional	Class L
Private Investment Class	Class P

Schedule 1.2(b)

Excluded Assets

[Which may be modified until Closing]

Schedule 1.2(c)

Excluded Liabilities

[Which may be modified until Closing]

Schedule 4.1(h)

Assigned Contracts

Schedule 4.1(i)

Target Fund/Target Entity Litigation, Administrative Proceedings and Investigations

Schedule 4.1(q)

Target Fund consolidated, combined or unitary state Tax Returns

Schedule 4.2(f)

Acquiring Fund Litigation, Administrative Proceedings and Investigations

Schedule 5.1(f)

Acquiring Fund Statements, Books and Records

Type of Statements, Books or Records	Location	Method of Access

Shareholder ledger accounts including, without limitation:

•  the name, address and taxpayer identification number of each shareholder of record,

•  the number of shares of beneficial interest held by each shareholder,

•  the dividend reinvestment elections applicable to each shareholder, and

•  the backup withholding and nonresident alien withholding certifications

Information in connection with the Target Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Treasury (“Income Tax Regulations”)

Notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Closing Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets

Year-end shareholder tax reporting information including ICI broker files, Tax insert letters, and supporting calculations for the Target Fund

Type of Statements, Books or Records	Location	Method of Access
All IRS Forms 8937 (Report of Organizational Actions Affecting Basis of Securities) filed or posted by the Target Fund

Statement of the respective Tax[1] basis (by lot) and holding period as of the most recent Tax year end of the Target Fund of all portfolio securities to be transferred by the Target Fund to the Acquiring Fund

Tax books and records of the Target Fund for purposes of preparing any Tax returns required by law to be filed for Tax periods ending on or after the Closing Date[2]

A statement of any capital loss carryovers, for U.S. federal income tax purposes, of the Target Fund, as of the most recent Tax year end of the Target Fund, along with supporting workpapers providing information regarding any limitations on the use of such capital loss carryovers including information on any built-in gains and built-in losses of the Target Fund for purposes of applying applicable limitations on the use of such items under the Code

[1]	For the avoidance of doubt, the terms “Tax” or “Taxes” and “Tax Return” as used in this Schedule 5.1(f) shall be as set forth in Section 4.1(l) of this Agreement.
[2]

For the avoidance of doubt, such Tax books and records shall include, but not be limited to, a statement of the current earnings and profits of the Target Fund for U.S. federal income tax purposes, a statement of the items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code and the current and historical books and records of the Target Fund to comply with regulatory requirements imposed under the Code and the Income Tax Regulations for all periods including, but not limited to, up to and including the Closing Date. The parties acknowledge and agree that such information for the taxable year that includes the Closing Date may not be determined or finalized until after the Closing Date, and the parties will cooperate in connection with finalizing such information.

Type of Statements, Books or Records	Location	Method of Access
All Tax Returns filed by or on behalf of the Target Fund (including extensions)
Any of the following that have been issued to or for the benefit of the Target Fund: (a) rulings, determinations, holdings or opinions issued by any Tax authority and (b) Tax opinions

All books and records related to testing the qualification of the Target Fund, excluding the C Corporation Target Fund, as a regulated investment company for Tax purposes (e.g., distribution requirement, qualifying income requirement, quarterly asset diversification requirement)

All books and records relating to the filing of FBARs (FinCEN Form 114, Report of Foreign Bank and Financial Accounts) by the Target Fund
Current and historical books and records of the Target Fund to comply with regulatory requirements imposed under the 1940 Act, including, without limitation, Section 31(a) of the 1940 Act and the rules thereunder, for all periods including, but not limited to, up to and including the Closing Date

Schedule 8.6

Tax Opinions

With respect to each Reorganization:

(i) The acquisition by the Acquiring Fund of all of the Assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the Liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii) No gain or loss will be recognized by the Target Fund upon the transfer of all of its Assets to the Acquiring Fund in exchange solely for Acquiring Fund shares and the assumption by the Acquiring Fund of the Liabilities of the Target Fund, pursuant to Section 361(a) and Section 357(a) of the Code.

(iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the Assets of the Target Fund in exchange solely for the assumption of the Liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

(iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

(v) The tax basis of the Assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

(vi) The holding periods of the Assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such Assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

(vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.

(viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x) For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the Income Tax Regulations, the items of Target Fund described in Section 381(c) of the Code as if there had been no Reorganization, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and, if applicable, the Income Tax Regulations promulgated thereunder.

This opinion does not address the tax consequences of the Reorganization to contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code.

EXHIBIT E

FINANCIAL HIGHLIGHTS

The financial highlight tables are intended to help you understand the Oppenheimer VA Funds’ financial performance for the past five fiscal years and are included in the Oppenheimer VA Funds’ prospectuses which are each incorporated herein by reference. The financial highlights tables below provide additional information for the most recent six-month semi-annual reporting period for the Oppenheimer VA Funds. The information is unaudited. The Oppenheimer VA Funds’ fiscal year end is December 31 and accordingly, the Oppenheimer VA Funds financial highlights table below contains information for the six-month semi-annual period ended June 30, 2018.

OPPENHEIMER CAPITAL APPRECIATION FUND/VA

	Non-Service Shares Six Months Ended June 30, 2018 (Unaudited)	Service Shares Six Months Ended June 30, 2018 (Unaudited)
Per Share Operating Data
Net asset value, beginning of period	$55.70	$54.89

Income (loss) from investment operations:
Net investment income[1]	0.05	(0.02)
Net realized and unrealized gain (loss)	2.68	2.64

Total from investment operations	2.73	2.62

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.19)	0.00
Distributions from net realized gain	(4.39)	(4.39)

Total dividends and/or distributions to shareholders	(4.58)	(4.39)

Net asset value, end of period	$53.85	$53.12

Total Return, at Net Asset Value[2]	4.69%	4.56%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$547,744	$212,955

Average net assets (in thousands)	$555,341	$270,436

Ratios to average net assets:[3]
Net investment income	0.18%	(0.07)%
Expenses excluding specific expenses listed below	0.84%	1.09%
Interest and fees from borrowings	0.00%[4]	0.00%[4]

Total expenses[5]	0.84%	1.09%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.80%	1.05%

Portfolio turnover rate	17%	17%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.
4.	Less than 0.005%.
5.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Non-Service	0.84%
Service	1.09%

OPPENHEIMER CONSERVATIVE BALANCED FUND/VA

	Non-Service Shares Six Months Ended June 30, 2018 (Unaudited)	Service Shares Six Months Ended June 30, 2018 (Unaudited)
Per Share Operating Data
Net asset value, beginning of period	$15.92	$15.71

Income (loss) from investment operations:
Net investment income[1]	0.15	0.13
Net realized and unrealized gain (loss)	(0.30)	(0.29)

Total from investment operations	(0.15)	(0.16)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.31)	(0.27)
Distributions from net realized gain	(0.37)	(0.37)

Total dividends and/or distributions to shareholders	(0.68)	(0.64)

Net asset value, end of period	$15.09	$14.91

Total Return, at Net Asset Value[2]	(0.99)%	(1.09)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$155,347	$48,106

Average net assets (in thousands)	$159,459	$49,967

Ratios to average net assets:[3]
Net investment income	1.95%	1.70%
Expenses excluding specific expenses listed below	0.95%	1.20%
Interest and fees from borrowings	0.00%[4]	0.00%[4]

Total expenses[5]	0.95%	1.20%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.67%	0.92%

Portfolio turnover rate[6]	32%	32%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.
4.	Less than 0.005%.
5.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Non-Service	0.95%
Service	1.20%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

Purchase Transactions	Sale Transactions
$400,190,001	$398,399,976

OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA

	Non-Service Shares Six Months Ended June 30, 2018 (Unaudited)	Service Shares Six Months Ended June 30, 2018 (Unaudited)
Per Share Operating Data
Net asset value, beginning of period	$84.21	$79.87

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.09)	(0.19)
Net realized and unrealized gain	5.80	5.53

Total from investment operations	5.71	5.34

Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	0.00
Distributions from net realized gain	(12.30)	(12.30)

Total dividends and/or distributions to shareholders	(12.30)	(12.30)

Net asset value, end of period	$77.62	$72.91

Total Return, at Net Asset Value[2]	6.19%	6.06%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$695,878	$40,993

Average net assets (in thousands)	$704,601	$40,793

Ratios to average net assets:[3]
Net investment income	(0.21)%	(0.46)%
Expenses excluding specific expenses listed below	0.85%	1.10%
Interest and fees from borrowings	0.00%[4]	0.00%[4]

Total expenses[5]	0.85%	1.10%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.80%	1.05%

Portfolio turnover rate	49%	49%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.
4.	Less than 0.005%.
5.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Non-Service	0.85%
Service	1.09%

OPPENHEIMER GLOBAL FUND/VA

	Non-Service Shares Six Months Ended June 30, 2018 (Unaudited)	Service Shares Six Months Ended June 30, 2018 (Unaudited)
Per Share Operating Data
Net asset value, beginning of period	$47.42	$46.88

Income (loss) from investment operations:
Net investment income[1]	0.32	0.26
Net realized and unrealized gain (loss)	0.66	0.65

Total from investment operations	0.98	0.91

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.47)	(0.36)
Distributions from net realized gain	(3.33)	(3.33)

Total dividends and/or distributions to shareholders	(3.80)	(3.69)

Net asset value, end of period	$44.60	$44.10

Total Return, at Net Asset Value[2]	1.92%	1.79%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,411,596	$1,256,897

Average net assets (in thousands)	$1,470,820	$1,307,979

Ratios to average net assets:[3]
Net investment income	1.35%	1.10%
Expenses excluding specific expenses listed below	0.77%	1.02%
Interest and fees from borrowings	0.00%[4]	0.00%[4]

Total expenses[5]	0.77%	1.02%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.77%[6]	1.02%

Portfolio turnover rate	9%	9%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.
4.	Less than 0.005%.
5.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Non-Service	0.77%
Service	1.02%
6.	Waivers less than 0.005%.

OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA

	Non-Service Shares Six Months Ended June 30, 2018 (Unaudited)	Service Shares Six Months Ended June 30, 2018 (Unaudited)
Per Share Operating Data
Net asset value, beginning of period	$9.84	$9.81

Income (loss) from investment operations:
Net investment income (loss)[1]	0.07	0.05
Net realized and unrealized gain (loss)	(0.09)	(0.08)

Total from investment operations	(0.02)	(0.03)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.04)	(0.02)
Distributions from net realized gain	0.00	0.00
Tax return of capital distribution	0.00	0.00

Total dividends and/or distributions to shareholders	(0.04)	(0.02)

Net asset value, end of period	$9.78	$9.76

Total Return, at Net Asset Value[2]	(0.25)%	(0.34)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$402,805	$4,024

Average net assets (in thousands)	$413,778	$3,722

Ratios to average net assets:[3]
Net investment income (loss)	1.34%	1.09%
Expenses excluding specific expenses listed below	1.25%	1.50%
Dividends and/or interest expense on securities sold short	0.17%	0.17%
Borrowing expenses on securities sold short	0.00%	0.00%
Interest and fees from borrowings	0.00%[4]	0.00%[4]

Total expenses[5]	1.42%	1.67%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.37%	1.62%

Portfolio turnover rate	75%	75%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.
4.	Less than 0.005%.
5.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Non-Service	1.44%
Service	1.69%

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

	Non-Service Shares Six Months Ended June 30, 2018 (Unaudited)	Service Shares Six Months Ended June 30, 2018 (Unaudited)
Per Share Operating Data
Net asset value, beginning of period	$5.13	$5.27

Income (loss) from investment operations:
Net investment income[1]	0.12	0.12
Net realized and unrealized gain (loss)	(0.27)	(0.29)

Total from investment operations	(0.15)	(0.17)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.25)	(0.23)

Net asset value, end of period	$4.73	$4.87

Total Return, at Net Asset Value[2]	(2.96)%	(3.15)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$376,759	$1,181,747

Average net assets (in thousands)	$396,519	$1,242,279

Ratios to average net assets:[3,4]
Net investment income	4.83%	4.58%
Expenses excluding specific expenses listed below	0.86%	1.11%
Interest and fees from borrowings	0.00%[5]	0.00%[5]

Total expenses[6]	0.86%	1.11%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.79%	1.04%

Portfolio turnover rate[7]	42%	42%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.
4.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.
5.	Less than 0.005%.
6.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Non-Service	0.88%
Service	1.13%
7.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

Purchase Transactions	Sale Transactions
$1,343,671,924	$1,370,524,884

OPPENHEIMER GOVERNMENT MONEY FUND/VA

Non-Service Shares Six Months Ended June 30, 2018 (Unaudited)
Per Share Operating Data
Net asset value, beginning of period	$1.00

Income (loss) from investment operations:
Net investment income[1]	0.01
Net realized gain (loss)	0.00 [2]

Total from investment operations	0.01
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.01

Net asset value, end of period	$1.00

Total Return, at Net Asset Value[2]	0.54%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$586,838

Average net assets (in thousands)	$538,988

Ratios to average net assets:[3]
Net investment income	1.11%
Total expenses	0.60%[4]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.50%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.
4.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Non-Service	0.60%

OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

	Non-Service Shares Six Months Ended June 30, 2018 (Unaudited)	Service Shares Six Months Ended June 30, 2018 (Unaudited)
Per Share Operating Data
Net asset value, beginning of period	$2.59	$2.70

Income (loss) from investment operations:
Net investment income[1]	0.02	0.02
Net realized and unrealized gain (loss)	(0.09)	(0.10)

Total from investment operations	(0.07)	(0.08)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.02)	(0.02)
Distributions from net realized gain	(0.05)	(0.05)

Total dividends and/or distributions to shareholders	(0.07)	(0.07)

Net asset value, end of period	$2.45	$2.55

Total Return, at Net Asset Value[2]	(2.74)%	(3.23)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$326,447	$231,276

Average net assets (in thousands)	$350,498	$242,929

Ratios to average net assets:[3]
Net investment income	1.68%	1.43%
Expenses excluding specific expenses listed below	1.09%	1.34%
Interest and fees from borrowings	0.00%[4]	0.00%[4]

Total expenses[5]	1.09%	1.34%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.00%	1.25%

Portfolio turnover rate	11%	11%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.
4.	Less than 0.005%.
5.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Non-Service	1.09%
Service	1.34%

OPPENHEIMER MAIN STREET FUND/VA

	Non-Service Shares Six Months Ended June 30, 2018 (Unaudited)	Service Shares Six Months Ended June 30, 2018 (Unaudited)
Per Share Operating Data
Net asset value, beginning of period	$32.25	$31.91

Income (loss) from investment operations:
Net investment income[1]	0.15	0.11
Net realized and unrealized gain (loss)	(0.11)	(0.11)

Total from investment operations	0.04	0.00 [7]

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.38)	(0.29)
Distributions from net realized gain	(2.82)	(2.82)

Total dividends and/or distributions to shareholders	(3.20)	(3.11)

Net asset value, end of period	$29.09	$28.80

Total Return, at Net Asset Value[2]	(0.05)%	(0.16)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$539,987	$730,857

Average net assets (in thousands)	$547,181	$751,864

Ratios to average net assets:[3]
Net investment income	0.96%	0.71%
Expenses excluding specific expenses listed below	0.80%	1.05%
Interest and fees from borrowings	0.00%[4]	0.00%[5]

Total expenses[5]	0.80%	1.05%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.80%[6]	1.05%[7]

Portfolio turnover rate	36%	36%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.
4.	Less than 0.005%.
5.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Non-Service	0.80%
Service	1.05%

6.	Waiver was less than 0.005%.
7.	Less than $0.005 per share.

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

	Non-Service Shares Six Months Ended June 30, 2018 (Unaudited)	Service Shares Six Months Ended June 30, 2018 (Unaudited)
Per Share Operating Data
Net asset value, beginning of period	$25.79	$25.42
Income (loss) from investment operations:
Net investment income[1]	0.04	0.01
Net realized and unrealized gain (loss)	2.13	2.10

Total from investment operations	2.17	2.11

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.08)	(0.02)
Distributions from net realized gain	(3.35)	(3.35)

Total dividends and/or distributions to shareholders	(3.43)	(3.37)

Net asset value, end of period	$24.53	$24.16

Total Return, at Net Asset Value[2]	8.05%	7.91%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$153,981	$949,787

Average net assets (in thousands)	$149,408	$936,856

Ratios to average net assets:[3]
Net investment income	0.34%	0.09%
Expenses excluding specific expenses listed below	0.81%	1.06%
Interest and fees from borrowings	0.00%[4]	0.00%[4]

Total expenses[5]	0.81%	1.06%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.80%	1.05%

Portfolio turnover rate	23%	23%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.
4.	Less than 0.005%.
5.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Non-Service	0.81%
Service	1.06%

OPPENHEIMER TOTAL RETURN BOND FUND/VA

	Non-Service Shares Six Months Ended June 30, 2018 (Unaudited)	Service Shares Six Months Ended June 30, 2018 (Unaudited)
Per Share Operating Data
Net asset value, beginning of period	$7.83	$7.73

Income (loss) from investment operations:
Net investment income[1]	0.13	0.11
Net realized and unrealized gain (loss)	(0.30)	(0.29)

Total from investment operations	(0.17)	(0.18)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.26)	(0.24)

Net asset value, end of period	$7.40	$7.31

Total Return, at Net Asset Value[2]	(2.21)%	(2.38)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$77,770	$47,047

Average net assets (in thousands)	$78,924	$48,677

Ratios to average net assets:[3]
Net investment income	3.31%	3.06%
Expenses excluding specific expenses listed below	0.87%	1.12%
Interest and fees from borrowings	0.00%[4]	0.00%[4]

Total expenses[5]	0.87%	1.12%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.75%	1.00%

Portfolio turnover rate[6]	31%	31%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.
4.	Less than 0.005%.
5.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Non-Service	0.87%
Service	1.12%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

Purchase Transactions	Sale Transactions
$369,648,839	$366,986,225

EXHIBIT F

OUTSTANDING SHARES OF THE OPPENHEIMER VA FUNDS

As of                     , 2018, there were the following number of shares outstanding of each class of each Oppenheimer VA Fund:

Oppenheimer VA Funds	Shares

Oppenheimer Capital Appreciation Fund/VA
Service
Non-Service

Oppenheimer Conservative Balanced Fund/VA
Service
Non-Service

Oppenheimer Discovery Mid Cap Growth Fund/VA
Service
Non-Service

Oppenheimer Global Fund/VA
Service
Non-Service

Oppenheimer Global Multi-Alternatives Fund/VA
Service
Non-Service

Oppenheimer Global Strategic Income Fund/VA
Service
Non-Service

Oppenheimer Government Money Fund/VA
Non-Service

Oppenheimer International Growth Fund/VA
Service
Non-Service

Oppenheimer Main Street Fund/VA
Service
Non-Service

Oppenheimer Main Street Small Cap Fund/VA
Service
Non-Service

Oppenheimer Total Return Bond Fund/VA
Service
Non-Service

F-1

EXHIBIT G

OWNERSHIP OF THE SHARES OF OPPENHEIMER VA FUNDS

Significant Holders

Listed below is the name, address and percent ownership of each person who, as of [            , 200    ], to the best knowledge of the Oppenheimer Variable Account Funds owned 5% or more of the outstanding shares of each class of each Oppenheimer VA Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of an Oppenheimer VA Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

Name and Address	Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Name and Address					%

*	Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

To the best of the knowledge of each Oppenheimer VA Fund, the ownership of shares of an Oppenheimer VA Fund by executive officers and trustees of the Fund as a group constituted less than 1% of each outstanding class of shares of the Oppenheimer VA Fund as of [            , 20    ].

G-1

Part B

STATEMENT OF ADDITIONAL INFORMATION

DATED [______], 2019

Registration Statement on Form N-14 Filed by:

AIM Variable Insurance Funds

(Invesco Variable Insurance Funds)

11 Greenway Plaza, Suite 1000

Houston, Texas 77046-1173

[(800) 959-4246]

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Joint Proxy Statement/Prospectus dated [______], 2019 (the “Proxy Statement/Prospectus”) relating to the proposed reorganization (the “Reorganization”) of each series identified in the chart below under the heading “Oppenheimer VA Funds” (each, an Oppenheimer VA Fund,” and collectively, the “Oppenheimer VA Funds”) into a corresponding, newly formed series of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) identified below under the heading “Acquiring Funds” (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”).

This SAI relates specifically to the Joint Special Meeting of Shareholders to be held on [April 12], 2019 for each of the Oppenheimer VA Funds listed below:

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Conservative Balanced Fund/VA

Oppenheimer Discovery Mid Cap Growth Fund/VA

Oppenheimer Global Fund/VA

Oppenheimer Global Multi-Alternatives Fund/VA

Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Government Money Fund/VA Oppenheimer International Growth Fund/VA Oppenheimer Main Street Fund®/VA Oppenheimer Main Street Small Cap Fund®/VA Oppenheimer Total Return Bond Fund/VA

Copies of the Joint Proxy Statement/Prospectus may be obtained at no charge by writing to Invesco Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739, or by calling (800) 959-4246. You can also access this information at www.invesco.com.

Table of Contents

Page
General Information	3
Incorporation by Reference	3

General Information

This SAI relates to the acquisition of the assets and liabilities of each Oppenheimer VA Fund listed below by a corresponding Acquiring Fund. Each Acquiring Fund is a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds). Each Oppenheimer Fund listed below is a series of Oppenheimer Variable Account Funds. Further information is included in the Joint Proxy Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this SAI.

Oppenheimer VA Funds	Acquiring Funds
Oppenheimer Capital Appreciation Fund/VA	Invesco Oppenheimer V.I. Capital Appreciation Fund
Oppenheimer Conservative Balanced Fund/VA	Invesco Oppenheimer V.I. Conservative Balanced Fund
Oppenheimer Discovery Mid Cap Growth Fund/VA	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
Oppenheimer Global Fund/VA	Invesco Oppenheimer V.I. Global Fund
Oppenheimer Global Multi-Alternatives Fund/VA	Invesco Oppenheimer V.I. Global Multi-Alternatives Fund
Oppenheimer Global Strategic Income Fund/VA	Invesco Oppenheimer V.I. Global Strategic Income Fund
Oppenheimer Government Money Fund/VA	Invesco Oppenheimer V.I. Government Money Fund
Oppenheimer International Growth Fund/VA	Invesco Oppenheimer V.I. International Growth Fund
Oppenheimer Main Street Fund/VA	Invesco Oppenheimer V.I. Main Street Fund®
Oppenheimer Main Street Small Cap Fund/VA	Invesco Oppenheimer V.I. Main Street Small Cap Fund®
Oppenheimer Total Return Bond Fund/VA	Invesco Oppenheimer V.I. Total Return Bond Fund

Incorporation of Documents by Reference into the Statement of Additional Information

Because each Acquiring Fund was newly created for purposes of this transaction, no Acquiring Fund has published an annual or semi-annual report to shareholders. Pro forma financial statements are not presented for the reorganization of each Oppenheimer VA Fund into the corresponding Acquiring Fund because each Acquiring Fund is a newly created shell series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) with no assets or liabilities that will commence operations upon consummation of the respective reorganization and continue the operations of the corresponding Oppenheimer VA Fund. Each Oppenheimer VA Fund shall be the accounting and performance survivor in the Reorganization, and each corresponding Acquiring Fund, as the corporate survivor in the Reorganization, shall adopt the accounting and performance history of the Oppenheimer VA Fund. This SAI incorporates by reference the following documents, which have each been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

1.

Statement of Additional Information dated April 30, 2018 for Oppenheimer Capital Appreciation Fund/VA , Oppenheimer Conservative Balanced Fund/VA, Oppenheimer Discovery Mid Cap Growth Fund/VA, Oppenheimer Global Fund/VA, Oppenheimer Global Multi-Alternatives Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer Government Money Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small Cap Fund/VA, and Oppenheimer Total Return Bond Fund/VA (filed via EDGAR on April 26, 2018, Accession No. 0000728889-18-000780).

2.	Supplement dated June 28, 2018 to the Statement of Additional Information for Oppenheimer Global Multi-Alternatives Fund/VA (filed via EDGAR on June 28, 2018, Accession No. 0000728889-18-001018)

3.

Supplement dated November 2, 2018 to the Statement of Additional Information for Oppenheimer Capital Appreciation Fund/VA , Oppenheimer Conservative Balanced Fund/VA, Oppenheimer Discovery Mid Cap Growth Fund/VA, Oppenheimer Global Fund/VA, Oppenheimer Global Multi-Alternatives Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer Government Money Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small Cap Fund/VA, and Oppenheimer Total Return Bond Fund/VA (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001901).

4.

The unaudited financial statements included in the Oppenheimer Variable Account Funds Semiannual Report to Shareholders for the fiscal year ended June 30, 2018, with respect to Oppenheimer Capital Appreciation Fund/VA , Oppenheimer Conservative Balanced Fund/VA, Oppenheimer Discovery Mid Cap Growth Fund/VA, Oppenheimer Global Fund/VA, Oppenheimer Global Multi-Alternatives Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer Government Money Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small Cap Fund/VA, and Oppenheimer Total Return Bond Fund/VA (filed via EDGAR on August 24, 2018, Accession No. 0001193125-18-257734).

5.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Variable Account Funds Annual Report to Shareholders for the fiscal year ended December 31, 2017, with respect to Oppenheimer Capital Appreciation Fund/VA , Oppenheimer Conservative Balanced Fund/VA, Oppenheimer Discovery Mid Cap Growth Fund/VA, Oppenheimer Global Fund/VA, Oppenheimer Global Multi-Alternatives Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer Government Money Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small Cap Fund/VA, and Oppenheimer Total Return Bond Fund/VA (filed via EDGAR on February 23, 2018, Accession No. 0001193125-18-056151).

6.

Statement of Additional Information dated                     , 2019 for AIM Variable Insurance Funds (Invesco Variable Insurance Funds) with respect to Invesco Oppenheimer V.I. Capital Appreciation Fund, Invesco Oppenheimer V.I. Conservative Balanced Fund, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Invesco Oppenheimer V.I. Global Fund, Invesco Oppenheimer V.I. Global Multi-Alternatives Fund, Invesco Oppenheimer V.I. Global Strategic Income Fund, Invesco Oppenheimer V.I. Government Money Fund, Invesco Oppenheimer V.I. International Growth Fund, Invesco Oppenheimer V.I. Main Street Fund, Invesco Oppenheimer V.I. Main Street Small Cap Fund, and Invesco Oppenheimer V.I. Total Return Bond Fund (filed via EDGAR on __________, 2019, Accession No. ____________).

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. THE MATTERS WE ARE SUBMITTING FOR YOUR CONSIDERATION ARE SIGNIFICANT TO THE FUND AND TO YOU AS A FUND SHAREHOLDER. PLEASE TAKE THE TIME TO READ THE JOINT PROXY STATEMENT/ PROSPECTUS AND CAST YOUR PROXY VOTE TODAY!

SHAREHOLDER NAME

AND ADDRESS HERE

{FUND NAME MERGE}

PROXY IN CONNECTION WITH THE JOINT SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON APRIL 12, 2019

The undersigned, revoking prior proxies, hereby appoints Stephanie Bullington and Jan Miller, and each of them, as attorneys-in-fact and proxies of the undersigned, granted in connection with the voting of the shares subject hereto with full power of substitution, to vote shares held in the name of the undersigned on the record date at the Joint Special Meeting of Shareholders of the above listed Oppenheimer VA Fund (the “Fund”) to be held at 6803 South Tucson Way, Centennial, Colorado, 80112, on April 12, 2019 at 2:00 p.m. Mountain Time, or at any adjournment or postponement thereof, upon the Proposal described in the Notice of Meeting and accompanying Joint Proxy Statement/Prospectus, which have been received by the undersigned.

THIS PROXY IS SOLICITED ON BEHALF OF THE FUND’S BOARD, AND THE PROPOSAL (SET FORTH ON THE REVERSE SIDE OF THIS PROXY CARD) HAS BEEN UNANIMOUSLY APPROVED BY THE BOARD OF DIRECTORS/TRUSTEES AND RECOMMENDED FOR CONSIDERATION BY SHAREHOLDERS.

IF THIS PROXY IS PROPERLY EXECUTED, THE VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST IN THE MANNER DIRECTED ON THE REVERSE SIDE HEREOF, AND WILL BE VOTED IN THE DISCRETION OF THE PROXY HOLDER(S) ON ANY OTHER MATTERS THAT MAY PROPERLY COME BEFORE THE JOINT SPECIAL MEETING OR ANY ADJOURNMENT(S) OR POSTPONEMENT(S) THEREOF. IF THIS PROXY IS PROPERLY EXECUTED BUT NO DIRECTION IS MADE AS REGARDS TO A PROPOSAL INCLUDED IN THE JOINT PROXY STATEMENT/PROSPECTUS, SUCH VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST “FOR” SUCH PROPOSAL.

Please refer to the Joint Proxy Statement/Prospectus for a discussion of the Proposal.

PLEASE VOTE, DATE AND SIGN ON THE REVERSE SIDE HEREOF AND RETURN THE SIGNED PROXY PROMPTLY IN THE ENCLOSED ENVELOPE.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE JOINT SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 12, 2019. The Joint Proxy Statement/Prospectus is also available at www.proxyonline.com/docs/OppenheimerProxy

{FUND NAME MERGE}

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED.

Please sign exactly as your name(s) appear(s) on the proxy card. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, the signature should be that of an authorized officer who should state his or her title.

SIGNATURE (AND TITLE IF APPLICABLE)                     DATE

SIGNATURE (IF HELD JOINTLY)                                       DATE

TO VOTE, MARK ONE CIRCLE IN BLUE OR BLACK INK. Example:

			FOR	AGAINST	ABSTAIN
PROPOSAL:

1.	To approve an Agreement and Plan of Reorganization (the “Agreement”) that provides for the reorganization of each Oppenheimer VA Fund into a corresponding, newly formed series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as set forth in the chart below (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”), including: (i) the transfer of all or substantially all of the assets of the Oppenheimer VA Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Oppenheimer VA Fund, (ii) the distribution of shares of the Acquiring Fund to shareholders of the Oppenheimer VA Fund in complete liquidation of the Oppenheimer VA Fund; and (iii) the cancellation of the outstanding shares of the Oppenheimer VA Fund, as noted below

	Oppenheimer Variable Insurance Fund	Invesco Variable Insurance Fund

	Oppenheimer ABC Fund	Invesco ABC Fund

You can vote on the internet, by telephone or by mail. Please see the reverse side for instructions.

PLEASE VOTE ALL YOUR BALLOTS IF YOU RECEIVED MORE THAN ONE BALLOT DUE TO MULTIPLE INVESTMENTS IN MULTIPLE FUNDS. REMEMBER TO SIGN AND DATE ABOVE BEFORE MAILING IN YOUR VOTE. THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

THANK YOU FOR VOTING

PART C

OTHER INFORMATION

Item 15.	Indemnification

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Fourth Amended and Restated Agreement and Declaration of Trust, as amended and Article VIII of its Second Amended and Restated Bylaws, and are hereby incorporated by reference. See Items 28(a) and (b) above. Under the Fourth Amended and Restated Agreement and Declaration of Trust, dated April 11, 2017, as amended (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust Act, the Registrant’s Second Amended and Restated Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Second Amended and Restated Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to a $100,000,000 and an additional $20,000,000 of excess coverage (plus an additional $20,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (“Invesco Advisers”) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco Advisers or any of its officers, directors or employees, that Invesco Advisers shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco Advisers to any series of the Registrant shall not automatically impart liability on the part of Invesco Advisers to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 10 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the “Sub-Advisory Contract”) between Invesco Advisers, on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and separate Sub-Advisory Agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (each a “Sub-Adviser”, collectively the “Sub-Advisers”) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

(1)(a)	(1) Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017.(53)

(2) Amendment No. 1, dated March 27, 2018, to Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017.(53)

(3) Form of Amendment No. 2, dated [ ], to Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017.(54)

(2)	Second Amended and Restated By-Laws of Registrant, dated effective October 26, 2016.(52)

(3)	Voting Trust Agreements – None

(4)	Form of Agreement and Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, is attached to the Joint Proxy Statement/Prospectus contained in this Registration Statement.

(5)	Articles II, VI, VII, VIII and IX of the Fourth Amended and Restated Agreement and Declaration of Trust, and Articles IV, V and VI of the Second Amended and Restated By-Laws, define rights of holders of shares.

(6)(a)	(1) Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc.(14)

(2) Amendment No. 1, dated, May 1, 2001 to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(15)

(3) Amendment No. 2, dated September 7, 2001, to Master Investment Advisory Agreement of Registrant, between Registrant and A I M Advisors, Inc.(18)

(4) Amendment No. 3, dated May 1, 2002, to Master Investment Advisory Agreement of Registrant, between Registrant and A I M Advisors, Inc.(20)

(5) Amendment No. 4, dated August 29, 2003, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(22)

(6) Amendment No. 5, dated April 30, 2004 to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(24)

(7) Amendment No. 6, dated July 1, 2004, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(24)

(8) Amendment No. 7, dated October 15, 2004, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(24)

(9) Amendment No. 8, dated July 1, 2005, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(26)

(10) Amendment No. 9, dated December 21, 2005, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(26)

(11) Amendment No. 10, dated May 1, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(28)

(12) Amendment No. 11, dated June 12, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(28)

(13) Amendment No. 12, dated July 3, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(28)

(14) Amendment No. 13, dated November 6, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(28)

(15) Amendment No. 14, dated December 21, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(28)

(16) Amendment No. 15, dated May 1, 2007, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(29)

(17) Amendment No. 16, dated July 1, 2007, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(29)

(18) Amendment No. 17, dated October 22, 2008, to Master Investment Advisory Agreement between Registrant and Invesco Aim Advisors, Inc.(33)

(19) Amendment No. 18, dated January 1, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(36)

(20) Amendment No. 19, dated February 12, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc. (39)

(21) Amendment No. 20, dated March 3, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(41)

(22) Amendment No. 21, dated April 30, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(41)

(23) Amendment No. 22, dated January 7, 2011, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(43)

(24) Amendment No. 23, dated May 2, 2011, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(44)

(25) Amendment No. 24, dated December 1, 2011, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(44)

(26) Amendment No. 25, dated July 16, 2012, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(45)

(27) Amendment No. 26, dated April 29, 2013, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(46)

(28) Amendment No. 27, dated April 29, 2013, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(46)

(29) Amendment No. 28, dated April 30, 2014, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(47)

(30) Amendment No. 29, dated April 30, 2015, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(49)

(31) Amendment No. 30, dated April 29, 2016, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(52)

(32) Form of Amendment No. 31, dated [April 30, 2018], to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(53)

(33) Form of Amendment No. 32, dated [ ], to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(54)

(b)	(1) Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional

(N.A.), Inc., Invesco Senior Secured Management, Inc. and A I M Funds Management Inc.(30)

(2) Amendment No. 1, dated October 22, 2008, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and A I M Funds Management Inc.(33)

(3) Amendment No. 2, dated January 1, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., formerly AIM Funds Management Inc.(36)

(4) Amendment No. 3, dated February 12, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (39)

(5) Amendment No. 4, dated March 3, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (39)

(6) Amendment No. 5, dated April 30, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (41)

(7) Amendment No. 6, dated January 7, 2011, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (43)

(8) Amendment No. 7, dated December 1, 2011, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc.

and Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd.) (44)

(9) Amendment No. 8, dated July 16, 2012, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd.) (45)

(10) Amendment No. 9, dated April 29, 2013, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd.) (46)

(11) Amendment No. 10, dated April 29, 2013, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (47)

(12) Amendment No. 11, dated April 30, 2014, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (48)

(13) Termination Agreement dated January 16, 2015, between Invesco Advisers, Inc. and Invesco Australia Limited. (49)

(14) Amendment No. 12, dated April 30, 2015, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (50)

(15) Amendment No. 13, dated April 29, 2016, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (52)

(16) Form of Amendment No. 14, dated [April 30, 2018], to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (53)

(c)	(1) Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011. (53)

(2) Amendment No. 1, dated July 30, 2012, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011. (53)

(3) Amendment No. 2, dated September 25, 2012, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011. (53)

(4) Amendment No. 3, dated February 25, 2013, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(5) Amendment No. 4, dated December 16, 2013, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(6) Amendment No. 5, dated April 22, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(7) Amendment No. 6, dated June 26, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(8) Amendment No. 7, dated October 14, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(9) Amendment No. 8, dated September 30, 2015, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(10) Amendment No. 9, dated December 21, 2015, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(11) Amendment No. 10, dated June 30, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(12) Amendment No. 11, dated July 1, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(13) Amendment No. 12, dated July 27, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(14) Amendment No. 13, dated October 28, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(15) Amendment No. 14, dated February 27, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(16) Amendment No. 15, dated April 11, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(17) Amendment No. 16, dated December 15, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(18) Amendment No. 17, dated December 18, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(19) Form of Amendment No. 18, dated [April 30, 2018], to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(d)	(1) Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017. (53)

(2) Amendment No. 1, dated December 15, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private dated April 11, 2017. (53)

(3) Amendment No. 2, dated December 18, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private. (53)

(4) Form of Amendment No. 3, dated [April 30, 2018}, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private. (53)

(7)(a)	(1) Master Distribution Agreement, dated July 1, 2014, between Registrant and Invesco Distributors, Inc.(48)

(2) Amendment No. 1, dated October 14, 2014, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014.(48)

(3) Amendment No. 2, dated January 30, 2015, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014.(48)

(4) Amendment No. 3, dated April 30, 2015, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014.(49)

(5) Amendment No. 4, dated June 15, 2015, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014.(50)

(6) Amendment No. 5, dated September 30, 2015, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014.(50)

(7) Amendment No. 6, dated December 21, 2015, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014.(50)

(8) Amendment No. 7, dated February 26, 2016, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014.(51)

(9) Amendment No. 8, dated April 29, 2016, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014.(51)

(10) Amendment No. 9, dated June 20, 2016, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (52)

(11) Amendment No. 10, dated June 28, 2016, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (52)

(12) Amendment No. 11, dated July 1, 2016, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (52)

(13) Amendment No. 12, dated July 27, 2016, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (52)

(14) Amendment No. 13, dated October 28, 2016, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (52)

(15) Amendment No. 14, dated December, 1, 2016, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (52)

(16) Amendment No. 15, dated February 27, 2017, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (52)

(17) Amendment No. 16, dated December 15, 2017, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (53)

(18) Amendment No. 17, dated December 18, 2017, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (53)

(19) Form of Amendment No. 18, dated [April 30, 2018], to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (53)

(8)(a)	Form of Invesco Funds Retirement Plan for Eligible Directors/Trustees, as approved by the Board of Directors/Trustees on December 31, 2013.(47)

(b)	Form of Invesco Funds Trustee Deferred Compensation Agreement for Registrant’s Non-Affiliated Directors, as approved by the Board of Directors/Trustees on December 31, 2011.(48)

(c)	Form of Amendment to Form of Invesco Funds Trustee Deferred Compensation Agreement.(51)

(9)(a)	Amended and Restated Master Custodian Contract, dated June 1, 2010, between Registrant and State Street Bank and Trust Company.(41)

(b)	(1) Custody Agreement, dated September 19, 2000, between Registrant and The Bank of New York.(15)

(2) Amendment No. 1, dated May 31, 2005, to Custody Agreement dated September 19, 2000, between Registrant and The Bank of New York.(28)

(c)	Foreign Assets Delegation Agreement, dated November 6, 2006, between Registrant and A I M Advisors, Inc.(29)

(10)(a)	(1) Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investment Trust) (Compensation), effective as of July 1, 2016.(52)

(2) Amendment No. 1, dated July 27, 2016, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investment Trust)
(Compensation).(52)

(3) Amendment No. 2, dated July 27, 2016, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust)
(Compensation). (52)

(4) Amendment No. 3, dated September 1, 2016, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (52)

(5) Amendment No. 4, dated October 28, 2016, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (52)

(6) Amendment No. 5, dated December 1, 2016, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (52)

(7) Amendment No. 6, dated February 27, 2017, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (52)

(8) Amendment No. 7, dated June 9, 2017, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (53)

(9) Amendment No. 8, dated December 15, 2017, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (53)

(10) Amendment No. 9, dated December 18, 2017, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (53)

(11) Amendment No. 10, dated April 2, 2018, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (53)

(12) Form of Amendment No. 11, dated [April 30, 2018], to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (53)

(b)	Registrant’s Amended and Restated Multiple Class Plan, effective July 16, 2001, as amended and restated August 18, 2003.(22)

(11)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP.(55)

(12)	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders will be filed by Post-Effective Amendment.

(13)(a)	(1) Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(28)

(2) Amendment No. 1, dated July 3, 2006, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(28)

(3) Amendment No. 2, dated November 6, 2006, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(28)

(4) Amendment No. 3, dated December 21, 2006, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(28)

(5) Amendment No. 4, dated May 1, 2007, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(29)

(6) Amendment No. 5, dated October 22, 2008, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Aim Advisors, Inc.(32)

(7) Amendment No. 6, dated January 1, 2010, to the Third Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. (36)

(8) Amendment No. 7, dated February 12, 2010, to the Third Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Advisers, Inc. (41)

(9) Amendment No. 8, dated March 3, 2010, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(41)

(10) Amendment No. 9, dated April 30, 2010, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(41)

(11) Amendment No. 10, dated January 7, 2011 to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(43)

(12) Amendment No. 11, dated December 1, 2011 to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(44)

(13) Amendment No. 12, dated July 1, 2012 to the Third Amended and Restated

Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(45)

(14) Amendment No. 13, dated July 16, 2012 to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(45)

(15) Amendment No. 14, dated April 29, 2013, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(46)

(16) Amendment No. 15, dated April 29, 2013, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(46)

(17) Amendment No. 16, dated April 30, 2014, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(47)

(18) Amendment No. 17, dated April 30, 2015, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(47)

(19) Amendment No. 18, dated April 29, 2016, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(52)

(20) Form of Amendment No. 19, dated [April 30, 2018], to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(53)

(b)	(1) Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and AIM Investment Services, Inc.(28)

(2) Amendment No. 1, dated July 1, 2007, to the Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and AIM Investment Services, Inc.(29)

(3) Form of Amendment No. 2 to the Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and Invesco Investment Services, Inc.(45)

(c)	(1) Participation Agreement, dated February 25, 1993, between Registrant, Connecticut General Life Insurance Company and A I M Distributors, Inc.(4)

(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated February 25, 1993, between Registrant, Connecticut General Life Insurance Company and Invesco Distributors, Inc.(42)

(d)	(1) Participation Agreement, dated February 10, 1995, between Registrant and Citicorp Life Insurance Company.(4)

(2) Amendment No. 1, dated February 3, 1997, to the Participation Agreement dated February 10, 1995, between Registrant and Citicorp Life Insurance Company.(6)

(e)	(1) Participation Agreement, dated February 10, 1995, between Registrant and First Citicorp Life Insurance Company.(4)

(2) Amendment No. 1, dated February 3, 1997, to the Participation Agreement, dated February 10, 1995, between Registrant and First Citicorp Life Insurance Company.(6)

(f)	(1) Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(4)

(2) Side Letter Agreement, dated December 1, 1995, among Registrant and Glenbrook Life and Annuity Company.(5)

(3) Amendment No. 1, dated November 7, 1997, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(7)

(4) Amendment No. 2, dated September 2, 1997, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(6)

(5) Amendment No. 3, dated January 26, 1998, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(7)

(6) Amendment No. 4, dated May 1, 1998, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(7)

(7) Amendment No. 5, dated January 12, 1999, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Insurance Company.(8)

(8) Amendment No. 6, dated September 26, 2001, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(20)

(9) Amendment No. 7, dated May 1, 2004, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Insurance Company.(27)

(g)	Participation Agreement, dated June 1, 2010, between Registrant and Empire Fidelity Investments Life Insurance Company.(42)

(h)	Participation Agreement, dated June 1, 2010, between Registrant and Fidelity Investments Life Insurance Company.(42)

(i)	Participation Agreement, dated June 1, 2010, between Registrant and Fidelity Security Life Insurance Company.(42)

(j)	(1) Participation Agreement, dated April 8, 1996, between Registrant and Connecticut General Life Insurance Company.(4)

(2) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated April 8, 1996, between Registrant and Connecticut General Life Insurance Company.(27)

(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated April 8, 1996, between Registrant and Connecticut General Life Insurance Company.(42)

(k)	(1) Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(5)

(2) Amendment No. 1, dated July 1, 1997, to the Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(6)

(3) Amendment No. 2, dated August 1, 1998, to the Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(7)

(4) Amendment No. 3, dated November 8, 1999, to the Participation Agreement dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(14)

(5) Amendment No. 4, dated April 10, 2000, to the Participation Agreement dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(14)

(6) Amendment dated November 1, 2007, to the Participation Agreement dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(29)

(7) Amendment dated April 30, 2010, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company. (42)

(8) Amendment dated December 31, 2013, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company. (49)

(l)	(1) Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(5)

(2) Side Letter Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(7)

(3) Amendment No. 1, dated November 7, 1997, to the Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(9)

(4) Amendment No. 2, dated December 18, 2002, to the Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(27)

(5) Amendment No. 3, dated May 1, 2003, to the Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(27)

(6) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(43)

(m)	(1) Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(5)

(2) Side Letter Agreement, dated December 18, 1996, between Registrant and Merrill, Lynch, Pierce, Fenner & Smith, Incorporated.(5)

(3) Amendment No. 1, dated May 1, 1997, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(6)

(4) Amendment No. 2, dated April 13, 2000, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(14)

(5) Amendment No. 3, dated February 16, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(18)

(6) Amendment No. 4, dated May 1, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(18)

(7) Amendment No. 5, dated October 5, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(18)

(8) Agreement No. 6, dated September 10, 2002, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(20)

(9) Amendment No. 7, dated March 1, 2005, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(27)

(10) Amendment No. 8, dated May 1, 2006, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(27)

(11) Amendment No. 9, dated April 30, 2010, to the Participation Agreement, dated December 18, 1996, between Registrant and Transamerica Advisors Life Insurance Company (formerly known as Merrill Lynch Life Insurance Company).(42)

(12) Amendment No. 10, dated May 1, 2013, to the Participation Agreement, dated December 18, 1996, between Registrant and Transamerica Advisors Life Insurance Company.(49)

(n)	(1) Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(5)

(2) Amendment No. 1, dated May 1, 1997, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(6)

(3) Amendment No. 2, dated April 3, 2000, to the Participation Agreement, dated December 18, 1996, by and between Registrant and ML Life Insurance Company of New York.(14)

(4) Amendment No. 3, dated February 16, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(18)

(5) Amendment No. 4, dated May 1, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(18)

(6) Amendment No. 5, dated October 5, 2001, to the Participation Agreement, dated, December 18, 1996, between Registrant and ML Life Insurance Company of New York.(18)

(7) Amendment No. 6, dated September 10, 2002, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(20)

(8) Amendment No. 7, dated March 1, 2005, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(27)

(9) Amendment No. 8, dated May 1, 2006, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(27)

(10) Amendment No. 9, dated April 30, 2010, to the Participation Agreement, dated December 18, 1996, between Registrant and Transamerica Advisors Life Insurance Company of New York (formerly ML Life Insurance Company of New York).(42)

(11) Amendment No. 10, dated May 1, 2013, to the Participation Agreement, dated December 18, 1996, between Registrant and Transamerica Advisors Life Insurance Company of New York(49)

(12) Amendment No. 11, dated July 1, 2014, to the Participation Agreement, dated December 18, 1996, between Registrant and Transamerica Financial Life Insurance Company (formerly Transamerica Advisors Life Insurance Company of New York)(49)

(o)	(1) Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(5)

(2) Amendment No. 1, dated November 8, 1999, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(14)

(3) Amendment No. 2, dated April 10, 2000, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(14)

(4) Amendment dated April 30, 2004, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(27)

(5) Amendment dated November 1, 2007, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(29)

(6) Amendment dated April 30, 2010, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(42)

(7) Amendment dated December 31, 2013, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(49)

(p)	(1) Amended and Restated Participation Agreement, dated January 31, 2007, between Registrant and The Prudential Insurance Company of America.(33)

(2) Amendment No. 1, dated March 25, 2009, to the Amended and Restated Participation Agreement, dated January 31, 2007, between Registrant and The Prudential Insurance Company of America.(33)

(3) Amendment No. 2, dated April 30, 2010, to the Amended and Restated Participation Agreement, dated January 31, 2007, between Registrant and The Prudential Insurance Company of America.(42)

(4) Amendment No. 3, dated December 31, 2013, to the Amended and Restated Participation Agreement, dated January 31, 2007, between Registrant and The Prudential Insurance Company of America.(49)

(q)	(1) Amended and Restated Participation Agreement, dated April 17, 2006, between Registrant and American Centurion Life Assurance Company and IDS Life Insurance Company of New York)(28)

(2) Amendment dated April 30, 2010, to the Amended and Restated Participation Agreement, dated April 17, 2006, between Registrant and Riversource Life Insurance Company of New York (formerly American Centurion Life Assurance Company, and IDS Life Insurance Company of New York)(42)

(r)	(1) Amended and Restated Participation Agreement, dated April 17, 2006, between Registrant and American Enterprise Life Insurance Company, American Partners Life Insurance Company and IDS Life Insurance Company).(28)

(2) Amendment dated April 30, 2010, to the Amended and Restated Participation Agreement, dated April 17, 2006, between Registrant and Riversource Life Insurance Company (formerly American Enterprise Life Insurance Company, American Partners Life Insurance Company and IDS Life Insurance Company).(42)

(s)	(1) Participation Agreement, dated November 20, 1997, between Registrant and AIG Life Insurance Company.(6)

(2) Amendment No. 1, dated October 11, 1999, to the Participation Agreement, dated November 20, 1997, between Registrant and AIG Life Insurance Company.(27)

(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated November 20, 1997, between Registrant and American General Life Insurance Company of Delaware (formerly AIG Life Insurance Company).(43)

(4) Amendment No. 3, dated December 18, 2013, to the Participation Agreement, dated November 20, 1997, between Registrant and American General Life Insurance Company (formerly known as American General Life Insurance Company of Delaware).(49)

(t)	(1) Participation Agreement, dated November 20, 1997, between Registrant and American International Life Assurance Company of New York.(6)

(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, between Registrant and American International Life Assurance Company of New York.(43)

(u)	(1) Participation Agreement, dated November 4, 1997, between Registrant and Nationwide Life Insurance Company.(6)

(2) Amendment No. 1, dated June 15, 1998, to the Participation Agreement, dated November 4, 1997, between Registrant and Nationwide Life Insurance Company.(7)

(v)	(1) Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver.(6)

(2) Amendment No. 1, dated June 23, 1998, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver.(7)

(3) Amendment No. 2, dated May 20, 1999, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(10)

(4) Amendment No. 3, dated November 1, 1999, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(12)

(5) Amendment No. 4, dated March 2, 2000, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(14)

(6) Amendment No. 5, dated December 28, 2000, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(14)

(7) Amendment No. 6, dated September 5, 2001, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(18)

(w)	(1) Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Services Life Insurance Company.(6)

(2) Amendment No. 1, dated April 23, 1999, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Services Life Insurance Company.(12)

(3) Amendment No. 2, dated September 1, 2000, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Services Life Insurance Company.(14)

(4) Amendment No. 3, dated February 12, 2001, to the Participation Agreement, dated December 31, 1997, between Registrant and Met Life Investors Insurance Company (formerly, Cova Financial Services Life Insurance Company).(18)

(5) Amendment No. 4, dated November 9, 2009, to the Participation Agreement, dated December 31, 1997, between Registrant and Met Life Investors Insurance Company (formerly, Cova Financial Services Life Insurance Company).(37)

(6) Amendment dated April 30, 2010, to the Participation Agreement, dated December 31, 1997, between Registrant and Met Life Investors Insurance Company (formerly, Cova Financial Services Life Insurance Company).(43)

(7) Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance

Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company and General American Insurance Company.(42)

(x)	(1) Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Life Insurance Company.(6)

(2) Amendment No. 1, dated April 23, 1999, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Life Insurance Company.(10)

(3) Amendment No. 2, dated February 12, 2001, to the Participation Agreement, dated April 23, 1999, between Registrant and Met Life Investors Insurance Company (formerly, Cova Financial Life Insurance Company).(18)

(y)	(1) Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Insurance & Annuity Company, Inc.(7)

(2) Amendment No. 1, dated July 1, 1999, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company, Inc.(11)

(3) Amendment No. 2, dated May 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company, Inc.(14)

(4) Amendment No. 3, dated August 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company.(14)

(5) Amendment No. 4, dated December 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance and Annuity Company, Inc.(18)

(6) Amendment No. 5, dated May 1, 2004, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Insurance and Annuity Company, Inc.(27)

(7) Amendment No. 6, dated July 1, 2008, to the Participation Agreement, dated February 2, 1998 between Registrant and The Guardian Insurance and Annuity Company, Inc.(32)

(8) Amendment No. 7, dated May 1, 2008, to the Participation Agreement, dated February 2, 1998 between Registrant and The Guardian Insurance and Annuity Company, Inc.(32)

(9) Amendment No. 8, dated December 31, 2008, to the Participation Agreement, dated February 2, 1998 between Registrant and The Guardian Insurance and Annuity Company, Inc.(33)

(10) Amendment No. 9, dated April 30, 2010, to the Participation Agreement, dated February 2, 1998 between Registrant and The Guardian Insurance and Annuity Company, Inc.(44)

(11) Amendment No. 10, dated March 31, 2015, to the Participation Agreement, dated February 2, 1998 between Registrant and The Guardian Insurance and Annuity Company, Inc.(49)

(z)	(1) Participation Agreement, dated February 17, 1998, between Registrant and

Sun Life Assurance Company of Canada (U.S.).(7)

(2) Amendment No. 1, dated December 11, 1998, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(8)

(3) Amendment No. 2, dated March 15, 1999, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(14)

(4) Amendment No. 3, dated April 17, 2000, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(14)

(5) Amendment No. 4, dated May 1, 2000, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S).(18)

(6) Amendment No. 5, dated May 1, 2001, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(18)

(7) Amendment No. 6, dated September 1, 2001, to the Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(18)

(8) Amendment No. 7, dated April 1, 2002 to the Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(20)

(9) Amendment No. 8, dated August 5, 2002, to the Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(20)

(10) Amendment No. 9, dated August 20, 2003, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada.(27)

(11) Amendment No. 10, dated December 31, 2003, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(27)

(12) Amendment No. 11, dated April 30, 2004, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(27)

(13) Amendment No. 12, dated January 29, 2007, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(28)

(14) Amendment No. 13, dated May 1, 2007, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(29)

(15) Amendment No. 14, dated August 1, 2007, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(29)

(16) Amendment No. 15, dated April 30, 2010, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(42)

(17) Amendment No. 16, dated January 1, 2012, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(44)

(18) Amendment No. 17, dated September 18, 2014, to the Participation Agreement, dated February 17, 1998, between Registrant and Delaware Life Insurance Company (formerly known as Sun Life Assurance Company of Canada (U.S.)).(49)

(aa)	Participation Agreement, dated April 1, 1998, between Registrant and United Life & Annuity Insurance Company.(7)

(bb)	(1) Participation Agreement, dated April 21, 1998, between Registrant and Keyport Life Insurance Company.(7)

(2) Amendment No. 1, dated December 28, 1998, to the Participation Agreement, dated April 21, 1998, between Registrant and Keyport Life Insurance Company.(8)

(3) Amendment No. 2, dated March 12, 2001, to the Participation Agreement, dated April 21, 1998, between Registrant and Keyport Life Insurance Company.(18)

(cc)	(1) Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(7)

(2) Amendment No. 1, dated June 30, 1998, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(7)

(3) Amendment No. 2, dated November 27, 1998, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(8)

(4) Amendment No. 3, dated August 1, 1999, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(18)

(5) Amendment No. 4, dated February 28, 2001, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(18)

(6) Amendment No. 5, dated July 1, 2001, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(18)

(7) Amendment No. 6, dated August 15, 2001, to the Participation Agreement dated May 1, 1998, between Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(18)

(8) Amendment No. 7, dated May 1, 2002, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(20)

(9) Amendment No. 8, dated July 15, 2002, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(20)

(10) Amendment No. 9, dated December 1, 2002, to the Participation Agreement,

dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(20)

(11) Amendment No. 10, dated May 1, 2003, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(27)

(12) Amendment No. 11, dated December 1, 2003, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(27)

(13) Amendment No. 12, dated May 1, 2004, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(27)

(14) Amendment No. 13, dated September 1, 2005, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(27)

(15) Amendment No. 14, dated May 1, 2006, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(27)

(16) Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(29)

(17) Amendment dated July 30, 2007, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(29)

(18) Amendment dated January 10, 2008, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(30)

(19) Amendment dated June 1, 2009, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(37)

(20) Amendment dated April 30, 2010, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) .(42)

(21) Amendment dated September 10, 2010, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) .(49)

(22) Amendment No. 21, dated May 1, 2011, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) .(44)

(23) Amendment No. 22, dated May 1, 2013, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company).(49)

(dd)	(1) Participation Agreement, dated May 1, 1998, between Registrant and Fortis Benefits Insurance Company.(7)

(2) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated May 1, 1998, between Registrant and Fortis Benefits Insurance Company (n/k/a Union Security Insurance Company).(28)

(ee)	(1) Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(7)

(2) Amendment No. 1, dated January 1, 1999, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(9)

(3) Amendment No. 2, dated September 29, 1999, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(14)

(4) Amendment No. 3, dated February 1, 2000, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(14)

(5) Amendment No. 4, dated November 1, 2000, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(18)

(6) Amendment No. 5, dated May 14, 2002, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(20)

(7) Amendment No. 6, dated October 1, 2002, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(27)

(8) Amendment No. 7, dated January 15, 2004, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(27)

(9) Amendment No. 8, dated January 1, 2005, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(27)

(10) Amendment No. 9, dated May 1, 2006, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(28)

(11) Amendment No. 10, dated August 31, 2007, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(29)

(12) Amendment No. 11, dated February 1, 2008, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(30)

(13) Amendment No. 12, dated September 15, 2008, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(32)

(14) Amendment No. 13, dated December 1, 2008, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(32)

(15) Amendment No. 14, dated April 30, 2010, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(42)

(ff)	(1) Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(7)

(2) Amendment No. 1, dated November 20, 1998, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(8)

(3) Amendment No. 2, dated May 1, 1999, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(14)

(4) Amendment No. 3, dated October 14, 1999, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(14)

(5) Amendment No. 4, dated May 1, 2000, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(14)

(6) Amendment No. 5, dated July 15, 2000, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(18)

(7) Amendment No. 6, dated July 15, 2001, to the Participation Agreement dated June 16, 1998, between Registrant and the Lincoln National Life Insurance Company.(18)

(8) Amendment No. 7, dated May 1, 2003, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(27)

(9) Amendment No. 8, dated April 30, 2004, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(27)

(10) Amendment No. 9, dated May 1, 2006, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(28)

(11) Amendment No. 10, dated April 30, 2010, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(42)

(12) Amendment No. 11, dated July 25, 2012, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(45)

(gg)	(1) Participation Agreement, dated June 30, 1998, between Registrant and Aetna Life Insurance and Annuity Company.(7)

(2) Amendment No. 1, dated October 1, 2000, to the Participation Agreement, dated June 30, 1998, between Registrant and AETNA Life Insurance and Annuity Company.(18)

(3) Amendment dated July 12, 2002, to the Participation Agreement, dated June 30, 1998, between Registrant and AETNA Life Insurance and Annuity Company (n/k/a ING Life Insurance and Annuity Company).(27)

(hh)	(1) Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(8)

(2) Amendment dated July 1, 2001, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(28)

(3) Amendment dated January 1, 2003, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(20)

(4) Amendment dated April 30, 2004, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company (ING Life Insurance and Annuity Company).(27)

(5) Amendment No. 4, dated June 30, 2006, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(28)

(6) Amendment dated November 5, 2007, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(29)

(7) Amendment dated November 3, 2008, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(32)

(8) Amendment dated April 30, 2010, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(42)

(ii)	(1) Participation Agreement, dated July 1, 1998, between Registrant and United Investors Life Insurance Company.(8)

(2) Amendment No. 1, dated July 1, 2002, to the Participation Agreement, dated July 1, 1998, between Registrant and United Investors Life Insurance Company.(27)

(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated July 1, 1998, between Registrant and United Investors Life Insurance Company.(43)

(jj)	(1) Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(7)

(2) Amendment No. 1, dated April 29, 2002, to be effective as of November 1, 2000, to the Participation Agreement, dated July 2, 1998, between Registration and Hartford Life Insurance Company.(20)

(3) Amendment No. 2, dated September 20, 2001, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(20)

(4) Amendment No. 3, dated June 1, 2003, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(27)

(5) Amendment No. 4, dated November 1, 2003, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(27)

(6) Amendment No. 5, dated May 1, 2004, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(27)

(7) Amendment No. 6, dated May 1, 2008, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(32)

(8) Amendment No. 7, dated May 1, 2009, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(33)

(9) Amendment No. 8, dated July 27, 2009,to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(37)

(10) Amendment No. 9, dated October 19, 2009, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(37)

(11) Amendment No. 10, dated April 30, 2010, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company. (42)

(12) Amendment No. 11, dated May 20, 2014, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company. (51)

(13) Amendment No. 12, dated April 1, 2015, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company. (51)

(kk)	(1) Participation Agreement, dated July 13, 1998, between Registrant and Keyport Benefit Life Insurance Company.(7)

(2) Amendment No. 1, dated December 28, 1998 to the Participation Agreement, dated July 13, 1998, between Registrant and Keyport Benefit Life Insurance Company.(8)

(3) Amendment No. 2, dated March 12, 2001, to the Participation Agreement, dated July 13, 1998, between Registrant and Keyport Benefit Life Insurance Company.(27)

(ll)	(1) Amended and Restated Participation Agreement, dated July 31, 2007, to the Participation Agreement, dated July 27, 1998, between Registrant, A I M Distributors, Inc., and Commonwealth Annuity and Life Insurance Company (formerly, Allmerica Financial Life Insurance and Annuity Company).(29)

(2) Amendment No. 1, dated March 1, 2008, to the Participation Agreement, dated July 31, 2007, between Registrant AIM Distributors, Inc., and Commonwealth Annuity and Life Insurance Company (formerly, Allmerica Financial Life Insurance and Annuity Company).(30)

(3) Amendment No. 2, dated April 30, 2010, to the Amended and Restated Participation Agreement, dated July 31, 2007, between Registrant and Commonwealth Annuity and Life Insurance Company (formerly, Allmerica Financial Life Insurance and Annuity Company.(42)

(mm)	(1) Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(7)

(2) Amendment No. 1, dated February 11, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(13)

(3) Amendment No. 2, dated April 10, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(14)

(4) Amendment No. 3, dated May 1, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(14)

(5) Amendment No. 4, dated October 4, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(14)

(6) Amendment No. 5, dated December 1, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(18)

(7) Amendment No. 6, dated May 1, 2001, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(18)

(8) Amendment No. 7, dated May 1, 2002, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(20)

(9) Amendment dated January 1, 2003 to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(27)

(10) Amendment No. 9, dated April 30, 2010, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(43)

(nn)	(1) Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(9)

(2) Amendment No. 1, dated February 15, 2000, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(27)

(3) Amendment No. 2, dated May 1, 2000, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(27)

(4) Amendment No. 3, dated July 15, 2000, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(27)

(5) Amendment dated January 1, 2003, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(27)

(6) Amendment No. 5, dated April 30, 2004, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(27)

(7) Amendment No. 6, dated October 1, 2006, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(28)

(8) Amendment No. 7, dated April 2, 2007, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(29)

(9) Amendment No. 8, dated April 30, 2010, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(42)

(10) Amendment No. 9, dated July 25, 2012, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(45)

(oo)	(1) Participation Agreement, dated November 23, 1998, between Registrant and American General Annuity Insurance Company.(8)

(2) Amendment No. 1, dated July 1, 1999, to the Participation Agreement dated November 23, 1998, between Registrant and American General Annuity Insurance Company.(11)

(3) Amendment No. 2, dated August 1, 2000, to the Participation Agreement, dated November 23, 1998, between Registrant and American General Annuity Insurance Company.(14)

(pp)	(1) Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America.(6)

(2) Amendment No. 1, dated March 8, 2000, to the Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America.(27)

(3) Amendment dated April 30, 2004, to the Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America.(27)

(4) Amendment dated May 1, 2006, to the Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America.(29)

(5) Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America.(42)

(qq)	(1) Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc.(9)

(2) Amendment No. 1, dated October 1, 2001, to the Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc.(18)

(3) Amendment No. 2, dated February 1, 2002, to the Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc.(27)

(4) Amendment No. 3, dated May 1, 2003, to the Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc.(27)

(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated February 1, 1999, between Registrant and Reassure America Life Insurance Company (formerly Sage Life Assurance of America, Inc.)(42)

(rr)	(1) Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston.(9)

(2) Amendment No. 1, dated May 1, 2001, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston.(18)

(3) Amendment No. 2, dated April 30, 2004, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston.(27)

(4) Amendment No. 2, dated April 30, 2004, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston.(29)

(5) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston.(42)

(ss)	(1) Participation Agreement, dated April 13, 1999, between Registrant and Western-Southern Life Insurance Company.(10)

(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated April 13, 1999, between Registrant and Western-Southern Life Insurance Company.(42)

(tt)	(1) Participation Agreement, dated May 1, 1999, between Registrant and Columbus Life Insurance Company.(10)

(2) Amendment No. 1, dated April 25, 2003, to the Participation Agreement, dated May 1, 1999, between Registrant and Columbus Life Insurance Company.(27)

(3) Amendment No. 2, dated April 30, 2004, to the Participation Agreement, dated May 1, 1999, between Registrant and Columbus Life Insurance Company.(27)

(4) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated May 1, 1999, between Registrant and Columbus Life Insurance Company.(42)

(uu)	(1) Participation Agreement, dated April 26, 1999, between Registrant and First Variable Life Insurance Company.(10)

(2) Amendment dated April 30, 2004, to the Participation Agreement, dated April 26, 1999, between Registrant and Protective Life Insurance Company (formerly, First Variable Life Insurance Company).(27)

(vv)	(1) Participation Agreement, dated August 21, 1999, between Registrant and Life Investors Insurance Company of America.(11)

(2) Amendment dated July 12, 2006, to the Participation Agreement, dated August 21, 1999, between Registrant and Life Investors Insurance Company of America.(28)

(3) Amendment and Novation, dated May 1, 2007, to the Participation Agreement,

dated August 21, 1999, between Registrant and Life Investors Insurance Company of America.(29)

(ww)	(1) Participation Agreement, dated June 8, 1999, between Registrant and The Principal Life Insurance Company.(10)

(2) Amendment dated April 30, 2010, to the Participation Agreement, dated June 8, 1999, between Registrant and The Principal Life Insurance Company.(42)

(xx)	(1) Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(11)

(2) Amendment dated April 1, 2001, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(27)

(3) Amendment dated May 1, 2002, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(20)

(4) Amendment dated August 15, 2002, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(20)

(5) Amendment dated January 8, 2003, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(27)

(6) Amendment dated February 14, 2003, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(27)

(7) Amendment dated April 30, 2004, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(27)

(8) Amendment dated April 29, 2005, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(27)

(9) Amendment No. 8, dated May 1, 2006, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(29)

(10) Amendment dated April 30, 2004, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(44)

(11) Amendment No. 10, dated May 1, 2011, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(44)

(yy)	(1) Participation Agreement, dated June 14, 1999, between Registrant and Security First Life Insurance Company.(11)

(2) Amendment No. 1, dated April 30, 2007, to the Participation Agreement, dated June 14 1999, between Registrant and MetLife Investors USA Insurance Company (formerly Security First Life Insurance company).(29)

(3) Amendment dated April 30, 2010, to the Participation Agreement, dated June 14 1999, between Registrant and MetLife Investors USA Insurance Company.(43)

(zz)	(1) Participation Agreement, dated July 1, 1999, between Registrant and Allstate Life Insurance Company.(11)

(2) Amendment No. 1, dated December 20, 2001, to the Participation Agreement, dated July 1, 1999, between Registrant and Allstate Life Insurance Company.(18)

(3) Amendment No. 2, dated May 1, 2003, to the Participation Agreement, dated July 1, 1999, between Registrant and Allstate Life Insurance Company.(27)

(aaa)	(1) Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America.(11)

(2) Amendment No. 1, dated May 1, 2005, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America.(28)

(3) Amendment No. 2, dated May 1, 2006, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America.(28)

(4) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America.(42)

(5) Amendment No. 4, dated October 11, 2011, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America.(45)

(bbb)	(1) Participation Agreement, dated July 27, 1999, between Registrant and Preferred Life Insurance Company of New York.(11)

(2) Amendment No. 1, dated May 1, 2006, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of New York (formerly, preferred Life Insurance Company of New York).(28)

(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of New York (formerly, preferred Life Insurance Company of New York).(42)

(4) Amendment No. 3, dated October 11, 2011, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of New York (formerly, preferred Life Insurance Company of New York).(45)

(ccc)	Participation Agreement, dated August 31, 1999, between Registrant and John Hancock Mutual Life Insurance Company.(11)

(ddd)	(1) Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(11)

(2) Amendment No. 1, dated October 1, 2001, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(27)

(3) Amendment No. 2, dated December 31, 2002, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(27)

(4) Amendment No. 3, dated September 5, 2003, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(27)

(5) Amendment No. 4, dated July 1, 2008, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance

Company in the City of New York.(32)

(6) Amendment No. 5, dated September 15, 2008, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(32)

(7) Amendment No. 6, dated December 1, 2008, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(33)

(8) Amendment No. 7, dated April 30, 2010, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(42)

(eee)	(1) Participation Agreement, dated November 1, 1999, between Registrant and AETNA Insurance Company of America.(12)

(2) Amendment No. 1, dated November 17, 2000, to the Participation Agreement dated November 1, 1999, between Registrant and AETNA Insurance Company of America.(18)

(3) Amendment dated July 12, 2002, to the Participation Agreement, dated November 1, 1999, between Registrant and AETNA Insurance Company of America.(27)

(fff)	Participation Agreement, dated January 28, 2000, between Registrant and Northbrook Life Insurance Company.(13)

(ggg)	(1) Participation Agreement, dated March 2, 2000, between Registrant and GE Life and Annuity Assurance Company.(14)

(2) Amendment No. 1, dated January 12, 2005, to the Participation Agreement, dated March 2, 2000, between Registrant and GE Life and Annuity Assurance Company.(27)

(3) Amendment No. 2, dated April 29, 2005, to the Participation Agreement, dated March 2, 2000, between Registrant and GE Life and Annuity Assurance Company.(27)

(4) Amendment No. 3, dated February 27, 2007, to the Participation Agreement, dated March 2, 2000, between Registrant and Genworth Life and Annuity Assurance Company (formerly, GE Life and Annuity Assurance Company).(29)

(5) Amendment No. 4, dated March 18, 2008, to the Participation Agreement, dated March 2, 2000, between Registrant and Genworth Life and Annuity Assurance Company (formerly, GE Life and Annuity Assurance Company).(30)

(6) Amendment No. 5, dated April 30, 2010, to the Participation Agreement, dated March 2, 2000, between Registrant and Genworth Life and Annuity Assurance Company.(42)

(hhh)	Participation Agreement, dated March 27, 2000, between Registrant and Reliastar Life Insurance Company of New York.(14)

(iii)	Participation Agreement, dated March 27, 2000, between Registrant and Northern Life Insurance Company.(14)

(jjj)	Participation Agreement, dated March 27, 2000, between Registrant and Reliastar

Life Insurance Company.(14)

(kkk)	(1) Participation Agreement, dated April 10, 2000, between Registrant and Allmerica Financial Life Insurance and Annuity Company.(14)

(2) Amendment No. 1, dated December 1, 2000, to the Participation Agreement, dated April 10, 2000, between Registrant and Allmerica Financial Life Insurance and Annuity Company.(18)

(lll)	(1) Participation Agreement, dated April 14, 2000, between Registrant and United Investors Life Insurance Company.(14)

(2) Amendment dated April 30, 2004, to the Participation Agreement, dated April 14, 2000, between Registrant and United Investors Life Insurance Company.(27)

(mmm)	(1) Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(14)

(2) Amendment No. 1, dated April 27, 2000, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(20)

(3) Amendment No. 2, dated September 1, 2001, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(20)

(4) Amendment No. 3, dated April 1, 2002, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(20)

(5) Amendment No. 4, dated December 31, 2002, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(20)

(6) Amendment No. 5, dated August 20, 2003, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(27)

(7) Amendment No. 6, dated April 30, 2004, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(27)

(8) Amendment No. 7, dated October 1, 2006, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(28)

(9) Amendment No. 8, dated January 29, 2007, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(29)

(10) Amendment No. 9, dated May 1, 2007, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(29)

(11) Amendment No. 10, dated August 1, 2007, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(29)

(12) Amendment No. 11, dated April 30, 2010, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(42)

(13) Amendment No. 12, dated January 1, 2012, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(44)

(14) Amendment No. 13, dated September 18, 2014, to the Participation Agreement, dated April 17, 2000, between Registrant and Delaware Life Insurance Company of New York (formerly known as Sun Life Insurance and Annuity Company of New York).(49)

(nnn)	(1) Participation Agreement, dated August 1, 2000, between Registrant and Kansas City Life Insurance Company.(14)

(2) Amendment dated October 31, 2002, to the Participation Agreement, dated August 1, 2000, between Registrant and Kansas City Life Insurance Company.(27)

(3) Amendment dated April 30, 2010, to the Participation Agreement, dated August 1, 2000, between Registrant and Kansas City Life Insurance Company.(42)

(ooo)	(1) Participation Agreement, dated September 25, 2000, between Registrant and Security Life of Denver Insurance Company.(14)

(2) Amendment No. 1, dated September 5, 2001, to the Private Placement Participation Agreement, dated September 25, 2000, between Registrant and Security Life of Denver Insurance Company.(18)

(ppp)	(1) Participation Agreement, dated February 26, 1999, between Registrant and American General Life Insurance Company.(18)

(2) Amendment No. 1, dated November 1, 2000, to the Participation Agreement, dated February 26, 1999, between Registrant and American General Life Insurance Company.(18)

(3) Amendment No. 2, dated October 1, 2002, to the Participation Agreement, dated February 26, 1999, between Registrant and American General Life Insurance Company.(27)

(4) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated February 26, 1999, between Registrant and American General Life Insurance Company.(43)

(qqq)	(1) Participation Agreement, dated April 3, 2000, between Registrant and First Cova Life Insurance Company.(18)

(2) Amendment No. 1, dated February 12, 2001, to the Participation Agreement dated April 3, 2000, between Registrant and First MetLife Investors Insurance Company (formerly, First Cova Life Insurance Company).(18)

(3) Amendment No. 2, dated April 30, 2007, to the Participation Agreement dated April 3, 2000, between Registrant and First MetLife Investors Insurance Company (formerly, First Cova Life Insurance Company).(29)

(4) Amendment dated April 30, 2010, to the Participation Agreement, dated April 3, 2000, between Registrant and Metropolitan Life Insurance Company, MetLife

Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company and General American Insurance Company.(42)

(5) Amendment dated April 30, 2010, to the Participation Agreement dated April 3, 2000, between Registrant and First MetLife Investors Insurance Company (formerly, First Cova Life Insurance Company).(43)

(6) Amendment dated March 6, 2017, to the Participation Agreement dated April 3, 2000, between Registrant and Brighthouse Life Insurance Company of New York (formerly, First MetLife Investors Insurance Company).(53)

(rrr)	(1) Participation Agreement, dated February 1, 2001, between Registrant and Peoples Benefit Life Insurance Company.(18)

(2) Amendment dated April 6, 2004, to the Participation Agreement between Registrant and Peoples Benefit Life Insurance Company.(27)

(3) Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated February 1, 2001, between Registrant and People’s Benefit Life Insurance Company.(29)

(sss)	(1) Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company.(18)

(2) Amendment No. 1, dated May 1, 2003, to the Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company.(27)

(3) Amendment No. 2, dated September 29, 2005, to the Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company.(27)

(4) Amendment No. 3, dated November 15, 2006, to the Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company.(28)

(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company.(42)

(ttt)	(1) Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Home Life Mutual Insurance Company.(18)

(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life Insurance Company (formerly Phoenix Home Life Mutual Insurance Company) .(42)

(3) Amendment No. 2, dated September 20, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life Insurance Company (formerly Phoenix Home Life Mutual Insurance Company).(43)

(4) Amendment No. 3, dated March 13, 2013, to the Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life Insurance Company (formerly Phoenix Home Life Mutual Insurance Company).(45)

(uuu)	(1) Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life and Annuity Company.(18)

(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life and Annuity Company.(42)

(3) Amendment No. 2, dated September 20, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life and Annuity Company.(43)

(4) Amendment No. 3, dated March 13, 2013, to the Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life and Annuity Company.(45)

(vvv)	(1) Participation Agreement, dated March 29, 2001, between Registrant and PHL Variable Insurance Company.(18)

(2) Amendment No. 1, dated February 1, 2008, to the Participation Agreement, dated March 29, 2001, between Registrant and PHL Variable Insurance Company.(30)

(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and PHL Variable Insurance Company.(42)

(4) Amendment No. 3, dated September 20, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and PHL Variable Insurance Company.(43)

(5) Amendment No. 4, dated March 13, 2013, to the Participation Agreement, dated March 29, 2001, between Registrant and PHL Variable Insurance Company.(45)

(www)	(1) Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company.(18)

(2) Amendment No. 1, dated July 1, 2002, to the Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company.(27)

(3) Amendment dated April 30, 2004, to the Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company.(27)

(4) Amendment dated May 1, 2008, to the Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors life Insurance Company.(30)

(5) Amendment dated April 30, 2010, to the Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company.(42)

(xxx)	Participation Agreement, dated April 17, 2001, between Registrant and Sun Life Insurance and Annuity Company of New York.(18)

(yyy)	(1) Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio.(18)

(2) Amendment dated April 30, 2001, to the Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio.(27)

(3) Amendment dated July 12, 2006, to the Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio.(28)

(4) Amendment and Novation dated May 1, 2007, to the Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio.(29)

(5) Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio.(42)

(6) Amendment No. 5 dated May 1, 2013, to the Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio.(49)

(7) Amendment dated October 1, 2014, to the Participation Agreement, dated April 30, 2001, between Registrant and Transamerica Premier Life Insurance Company (formerly known as Western Reserve Life Assurance Co. of Ohio).(49)

(8) Amendment dated October 1, 2014, to the Participation Agreement, dated April 30, 2001, between Registrant and Transamerica Premier Life Insurance Company (formerly known as Western Reserve Life Assurance Co. of Ohio).(49)

(zzz)	(1) Participation Agreement, dated July 13, 2001, between Registrant and Golden American Life Insurance Company.(18)

(2) Amendment dated April 30, 2004, to the Participation Agreement, dated July 13, 2001, between Registrant and Golden American Life Insurance Company.(27)

(aaaa)	(1) Participation Agreement, dated July 24, 2001, between Registrant and Lincoln Benefit Life Company.(18)

(2) Amendment No. 1, dated December 18, 2002, to the Participation Agreement, dated July 24, 2001, between Registrant and Lincoln Benefit Life Company.(20)

(3) Amendment No. 2, dated January 1, 2004, to the Participation Agreement, dated July 24, 2001, between Registrant and Lincoln Benefit Life Company.(43)

(4) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated July 24, 2001, between Registrant and Lincoln Benefit Life Company.(43)

(bbbb)	(1) Participation Agreement, dated October 1, 2000, between Registrant and The Travelers Life and Annuity Company.(18)

(2) Amendment dated May 1, 2003, to the Participation Agreement, dated October 1, 2000, between Registrant and The Travelers Life and Annuity Company.(27)

(3) Amendment dated March 31, 2005, to the Participation Agreement, dated October 1, 2000, between Registrant and The Travelers Life and Annuity Company.(27)

(4) Amendment dated April 28, 2008, to the Participation Agreement, dated October 1, 2000, between Registrant and MetLife Insurance Company of Connecticut (formerly, The Travelers Life and Annuity Company).(30)

(5) Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance

Company and General American Insurance Company.(42)

(6) Amendment dated April 30, 2010, to the Participation Agreement, dated October 1, 2000, between Registrant and MetLife Insurance Company of Connecticut (formerly, The Travelers Life and Annuity Company).(43)

(7) Amendment dated November 17 , 2014, to the Participation Agreement, dated October 1, 2000, between Registrant and MetLife Insurance Company USA (formerly known as MetLife Insurance Company of Connecticut).(49)

(8) Amendment, dated March 6, 2017, to the Participation Agreement, dated October 1, 2000, between Registrant and Brighthouse Life Insurance Company of New York (formerly, MetLife Insurance Company USA).(53)

(cccc)	Participation Agreement, dated November 1, 2001, between Registrant and The American Life Insurance Company of New York.(18)

(dddd)	(1) Participation Agreement, dated May 1, 2002, between the Registrant and Hartford Life and Annuity Insurance Company.(27)

(2) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated May 1, 2002, to the Participation Agreement dated May 1, 2002, between the Registrant and Hartford Life and Annuity Insurance Company.(27)

(eeee)	(1) Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company.(19)

(2) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company, Inc.(27)

(3) Amendment No. 2, dated April 1, 2005, to the Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company, Inc.(27)

(4) Amendment No. 3, dated October 1, 2006, to the Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company, Inc.(28)

(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company, Inc.(42)

(ffff)	(1) Participation Agreement, dated May 1, 2002, between Registrant and AUSA Life Insurance Company, Inc.(20)

(2) Amendment No. 1, dated May 1, 2004, to the Participation Agreement, dated May 1, 2002, between Registrant and AUSA Life Insurance Company, Inc.(27)

(3) Amendment dated July 12, 2006, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.).(28)

(4) Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.).(29)

(5) Amendment dated July 30, 2007, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.).(29)

(6) Amendment dated January 10, 2008, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.). (30)

(7) Amendment dated June 1, 2009, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.). (37)

(8) Amendment dated April 30, 2010, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.). (42)

(9) Amendment No. 7, dated May 1, 2011, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company. (44)

(10) Amendment No. 8, dated May 1, 2013, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company. (49)

(gggg)	(1) Participation Agreement, dated October 1, 2002, between Registrant and CUNA Mutual Life Insurance Company.(20)

(2) Amendment No. 1, dated May 1, 2004, to the Participation Agreement, dated October 1, 2002, between Registrant and CUNA Brokerage Services, Inc.(30)

(3) Amendment No. 2, dated March 19, 2008, to the Participation Agreement, dated October 1, 2002, between Registrant and CUNA Brokerage Services, Inc.(30)

(4) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated October 1, 2002, between Registrant and CUNA Brokerage Services, Inc.(42)

(5) Amendment No. 4, dated July 1, 2012, to the Participation Agreement, dated October 1, 2002, between Registrant and CMFG Life Insurance Company (formerly known as CUNA Brokerage Services, Inc.).(45)

(hhhh)	(1) Participation Agreement, dated May 1, 2000, between Registrant and SAFECO Life Insurance Company.(27)

(2) Amendment dated May 1, 2003, to the Participation Agreement, dated May 1, 2000, between Registrant and SAFECO Life Insurance Company.(27)

(3) Amendment dated April 30, 2004, to the Participation Agreement, dated May 1, 2000, between Registrant and SAFECO Life Insurance Company.(27)

(4) Amendment dated July 15, 2005, to the Participation Agreement, dated May 1, 2000, between Registrant and SAFECO Life Insurance Company (n/k/a Symetra Life Insurance Company.(27)

(5) Amendment dated April 30, 2010, to the Participation Agreement, dated May 1, 2000, between Registrant and Symetra Life Insurance Company.(42)

(6) Amendment dated April 1, 2012, to the Participation Agreement, dated May 1, 2000, between Registrant and Symetra Life Insurance Company.(44)

(iiii)	(1) Participation Agreement, dated May 22, 2002, between Registrant and The Penn Mutual Life Insurance Company.(27)

(2) Amendment No. 1, dated May 1, 2004, to the Participation Agreement, dated May 22, 2002, between Registrant and the Penn Mutual Life Insurance Company.(27)

(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated May 22, 2002, between Registrant and the Penn Mutual Life Insurance Company.(42)

(jjjj)	(1) Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company.(27)

(2) Amendment No. 1, dated May 1, 2003, to the Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company.(27)

(3) Amendment No. 2, dated September 29, 2005, to the Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company.(27)

(4) Amendment No. 3, dated November 15, 2006, to the Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company.(28)

(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company.(42)

(kkkk)	(1) Participation Agreement, dated April 30, 2003, between Registrant and MONY Life Insurance Company.(27)

(2) Amendment No. 1, dated April 19, 2010, to the Participation Agreement dated April 30, 2003, between Registrant and MONY Life Insurance Company.(42)

(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement dated April 30, 2003, between Registrant and MONY Life Insurance Company.(42)

(llll)	(1) Participation Agreement, dated April 30, 2003, between Registrant and MONY Life Insurance Company of America.(27)

(2) Amendment No. 1, dated April 19, 2010, to the Participation Agreement dated April 30, 2003, between Registrant and MONY Life Insurance Company of America.(42)

(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement dated April 30, 2003, between Registrant and MONY Life Insurance Company.(42)

(mmmm)	(1)Participation Agreement, dated September 1, 2005, between Registrant and American National Insurance Company.(27)

(2) Amendment dated March 2, 2007, to the Participation Agreement, dated September 1, 2005, between Registrant and American National Insurance Company.(29)

(3) Amendment dated April 30, 2011, to the Participation Agreement, dated September 1, 2005, between Registrant and American National Insurance Company.(44)

(nnnn)	(1) Participation Agreement, dated October 12, 1999, between Registrant and

Security Equity Life Insurance Company.(27)

(2) Amendment No. 1, dated October 31, 2003, to the Participation Agreement, dated October 12, 1999, between Registrant and Security Equity Life Insurance Company.(27)

(oooo)	(1) Participation Agreement, dated October 12, 1999, between Registrant and General American Life Insurance Company.(27)

(2) Amendment dated September 2, 2002, to the Participation Agreement, dated October 12, 1999, between Registrant and General American Life Insurance Company.(27)

(3) Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company and General American Insurance Company.(42)

(pppp)	(1) Amended and Restated Participation Agreement, dated January 1, 2015, between Registrant and Jefferson National Life Insurance Company.(49)

(2) Amendment to Amended and Restated Participation Agreement, dated January 1, 2015, between Registrant and Jefferson National Life Insurance Company.(49)

(qqqq)	(1) Participation Agreement, dated April 30, 2004, between Registrant and Midland National Life Insurance Company.(27)

(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Midland National Life Insurance Company.(42)

(3) Amendment dated April 1, 2012, to the Participation Agreement, dated April 30, 2004, between Registrant and Midland National Life Insurance Company.(45)

(4) Amendment dated June 30, 2014, to the Participation Agreement, dated April 30, 2004, between Registrant and Midland National Life Insurance Company.(49)

(rrrr)	(1) Participation Agreement, dated April 30, 2004, between Registrant and National Life Insurance Company.(27)

(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and National Life Insurance Company.(42)

(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and National Life Insurance Company.(44)

(ssss)	(1) Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company.(27)

(2) Amendment No. 1, dated April 28, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company.(32)

(3) Amendment No. 2, dated September 30, 2009, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company.(37)

(4) Amendment No. 3, dated April 30, 2004, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company.(42)

(5) Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company and General American Insurance Company.(42)

(tttt)	(1) Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance Company).(27)

(2) Amendment No. 1, dated July 31, 2006, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance Company).(28)

(3) Amendment No. 2, dated November 5, 2007, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance Company).(29)

(4) Amendment No. 3, dated November 3, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance Company).(32)

(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance Company).(42)

(uuuu)	(1) Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Company.(27)

(2) Novation to Participation Agreement, dated February 26, 2007, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Company.(28)

(3) Amendment No. 1, effective November 5, 2007, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corp.(29)

(4) Amendment No. 2, effective November 3, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corp.(32)

(5) Amendment No. 3, effective April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corp.(42)

(vvvv)	(1) Participation Agreement, dated April 30, 2004, between Registrant and Business Men’s Assurance Company of America.(27)

(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement dated April 30, 2004, between Registrant and Liberty Life Insurance Company (formerly, Business Men’s Assurance Company of America).(42)

(wwww)	(1) Participation Agreement, dated April 30, 2004, between Registrant and American Skandia Life Assurance Corp.(27)

(2) Amendment to Participation Agreement, dated December 31, 2013, between

Registrant and Prudential Annuities Life Assurance Corporation (formerly known as American Skandia Life Assurance Corp.)(49)

(xxxx)	Participation Agreement, dated June 1, 2010, between Registrant and Standard Insurance Company.(42)

(yyyy)	(1) Participation Agreement, dated April 30, 2004, between Registrant and American United Life Insurance Company.(27)

(2) Amendment No. 1, dated April 1, 2009, to the Participation Agreement, dated April 30, 2004, between Registrant and American United Life Insurance Company.(33)

(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and American United Life Insurance Company.(42)

(zzzz)	(1) Participation Agreement, dated March 2, 2003, between Registrant and GE Capital Life Assurance Company of New York.(27)

(2) Amendment No. 1, dated April 29, 2005, to the Participation Agreement, dated March 2, 2003, between Registrant and GE Capital Life Assurance Company of New York.(27)

(3) Amendment No. 2, dated February 27, 2007, to the Participation Agreement, dated March 2, 2003, between Registrant and Genworth Life Insurance Company of New York (formerly, GE Capital Life Assurance Company of New York).(29)

(4) Amendment No. 3, dated March 18, 2008, to the Participation Agreement, dated March 2, 2003, between Registrant and Genworth Life Insurance Company of New York (formerly, GE Capital life Assurance Company of New York).(30)

(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated March 2, 2003, between Registrant and Genworth Life Insurance Company of New York (formerly, GE Capital life Assurance Company of New York).(42)

(aaaaa)	Participation Agreement, dated April 30, 2004, between Registrant and American Partners Life Insurance Company.(27)

(bbbbb)	(1) Participation Agreement, dated April 30, 2004, between Registrant and Massachusetts Mutual Life Insurance Company.(27)

(2) Amendment No. 1, dated July 1, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Massachusetts Mutual Life Insurance Company.(32)

(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Massachusetts Mutual Life Insurance Company.(42)

(4) Amendment No. 3, dated May 1, 2011, to the Participation Agreement, dated April 30, 2004, between Registrant and Massachusetts Mutual Life Insurance Company.(45)

(ccccc)	(1) Participation Agreement, dated April 30, 2004, between Registrant and C.M. Life Insurance Company.(27)

(2) Amendment dated April 30, 2010, to the Participation Agreement dated April 30,

2010, between Registrant and C.M. Life Insurance Company.(42)

(ddddd)	(1) Participation Agreement, dated July 1, 2005, between Registrant and AXA Equitable Life Insurance Company.(27)

(2) Amendment No. 1, dated October 16, 2009, to the Participation Agreement, dated July 1, 2005, between Registrant and AXA Equitable Life Insurance Company.(37)

(3) Amendment No. 2, dated April 19, 2010, to the Participation Agreement, dated July 1, 2005, between Registrant and AXA Equitable Life Insurance Company.(42)

(4) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated July 1, 2005, between Registrant and AXA Equitable Life Insurance Company.(42)

(5) Amendment No. 4, dated May 1, 2012, to the Participation Agreement, dated July 1, 2005, between Registrant and AXA Equitable Life Insurance Company.(45)

(6) Amendment No. 5, dated October 1, 2014, to the Participation Agreement, dated July 1, 2005, between Registrant and AXA Equitable Life Insurance Company.(49)

(eeeee)	(1) Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp.(27)

(2) Addendum, dated March 17, 2006, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp.(27)

(3) Amendment No. 1, dated April 2, 2008, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp.(33)

(4) Amendment No. 2, dated August 1, 2009, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp.(37)

(5) Amendment No. 3, dated October 1, 2009, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp.(37)

(6) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp.(42)

(7) Amendment No. 5, dated May 1, 2013, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp.(49)

(fffff)	Participation Agreement, dated April 30, 2004, between Registrant and Chase Insurance Life and Annuity Company.(27)

(ggggg)	(1) Participation Agreement, dated April 30, 2004, between Registrant and Kemper Investors Life Insurance Company.(27)

(2) Amendment No. 1, dated May 28, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Kemper Investors Life Insurance Company.(32)

(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Kemper Investors Life Insurance Company.(42)

(4) Amendment No. 3, dated May 1, 2011, to the Participation Agreement, dated April 30, 2004, between Registrant and Zurich American Life Insurance Company (formerly known as Kemper Investors Life Insurance Company).(44)

(hhhhh)	(1) Participation Agreement, dated January 6, 2003, between Registrant and Nationwide Life Insurance Company.(27)

(2) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated January 6, 2003, between Registrant and Nationwide Life Insurance Company.(27)

(3) Amendment No. 2, dated July 1, 2005, to the Participation Agreement, dated January 6, 2003, between Registrant and Nationwide Life Insurance Company.(27)

(4) Amendment No. 3, dated January 13, 2009, to the Participation Agreement, dated January 6, 2003, between Registrant and Nationwide Life Insurance Company.(33)

(iiiii)	(1) Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and First Great-West Life & Annuity Insurance Company.(28)

(2) Amendment No. 1, dated November 15, 2007, to the Participation Agreement dated April 30, 2004, between Registrant, A I M Distributors, Inc., and First Great-West Life & Annuity Insurance Company.(29)

(3) Amendment No. 2, dated February 20, 2008, to the Participation Agreement dated April 30, 2004, between Registrant, A I M Distributors, Inc., and First Great-West Life & Annuity Insurance Company.(30)

(4) Amendment No. 3, dated December 23, 2008, to the Participation Agreement dated April 30, 2004, between Registrant, A I M Distributors, Inc., and First Great-West Life & Annuity Insurance Company.(33)

(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement dated April 30, 2004, between Registrant, A I M Distributors, Inc., and First Great-West Life & Annuity Insurance Company.(42)

(jjjjj)	(1) Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc., and Great-West Life & Annuity Insurance Company.(29)

(2) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and Great-West Life & Annuity Insurance Company.(28)

(3) Amendment No. 2, dated August 1, 2006, to the Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and Great-West Life & Annuity Insurance Company.(28)

(4) Amendment No. 3, dated November 15, 2007, to the Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and Great-West Life & Annuity Insurance Company.(29)

(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and Great-West Life &

Annuity Insurance Company.(42)

(6) Amendment No. 5, dated November 6, 2013, to the Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and Great-West Life & Annuity Insurance Company.(49)

(kkkkk)	Participation Agreement, dated April 30, 2004, between Registrant and The Manufacturers Life Insurance Company of New York (effective January 1, 2005, John Hancock Life Insurance Company of New York).(28)

(lllll)	Participation Agreement, dated April 30, 2004, between Registrant and The Manufacturers Life Insurance Company (U.S.A.) (effective January 1, 2005, John Hancock Life Insurance Company (U.S.A.).(28)

(mmmmm)	(1) Participation Agreement, dated December 1, 2008, between Registrant and Pacific Life & Annuity Company.(33)

(2) Amendment No. 1, dated January 20, 2012, to the Participation Agreement, dated December 1, 2008, between Registrant and Pacific Life & Annuity Company.(45)

(nnnnn)	(1) Participation Agreement, dated December 1, 2008, between Registrant and Pacific Life Insurance Company.(33)

(2) Amendment No. 1, dated January 20, 2012, to the Participation Agreement, dated December 1, 2008, between Registrant and Pacific Life Insurance Company.(45)

(ooooo)	(1) Participation Agreement, dated June 1, 2010, between Registrant and Integrity Life Insurance Company.(42)

(2) Amendment No. 1, dated May 1, 2011, to the Participation Agreement, dated June 1, 2010, between Registrant and Integrity Life Insurance Company.(44)

(3) Amendment No. 2, dated April 29, 2016, to the Participation Agreement, dated June 1, 2010, between Registrant and Integrity Life Insurance Company.(51)

(ppppp)	(1) Participation Agreement, dated June 1, 2010, between Registrant and National Integrity Life Insurance Company.(42)

(2) Amendment No. 1, dated May 1, 2011, to the Participation Agreement, dated June 1, 2010, between Registrant and National Integrity Life Insurance Company.(44)

(3) Amendment No. 2, dated April 29, 2016, to the Participation Agreement, dated June 1, 2010, between Registrant and National Integrity Life Insurance Company.(51)

(qqqqq)	(1) Participation Agreement, dated June 1, 2010, between Registrant and National Security Life and Annuity Company.(42)

(2) Amendment No. 1, dated December 16, 2011, to the Participation Agreement, dated June 1, 2010, between Registrant and National Security Life and Annuity Company.(44)

(rrrrr)	(1) Participation Agreement, dated June 1, 2010, between Registrant and Ohio National Life Assurance Corporation.(42)

(2) Amendment No. 1, dated December 16, 2011, to the Participation Agreement, dated June 1, 2010, between Registrant and Ohio National Life Assurance Corporation.(44)

(sssss)	(1) Participation Agreement, dated June 1, 2010, between Registrant and The Ohio National Life Insurance Company.(42)

(2) Amendment No. 1, dated December 16, 2011, to the Participation Agreement, dated June 1, 2010, between Registrant and The Ohio National Life Insurance Company.(44)

(ttttt)	(1) Participation Agreement, dated May 28, 2010, between Registrant and First SunAmerica Life Insurance Company.(42)

(2) Amendment No. 1, dated April 1, 2011, to the Participation Agreement, between Registrant and First SunAmerica Life Insurance Company.(43)

(uuuuu)	(1) Participation Agreement, dated May 28, 2010, between Registrant and SunAmerica Annuity and Life Assurance Company.(42)

(2) Amendment No. 1, dated April 1, 2011, to the Participation Agreement, between Registrant and SunAmerica Annuity and Life Assurance Company.(43)

(vvvvv)	Participation Agreement, dated June 1, 2010, between Registrant and Protective Life and Annuity Insurance Company.(43)

(wwwww)	Participation Agreement, dated November 1, 2012, between Registrant and First Symetra National Life Insurance Company of New York.(45)

(xxxxx)	Participation Agreement, dated January 17, 2013, between Registrant and Forethought Life Insurance Company.(45)

(yyyyy)	(1) Fund Participation Agreement, dated April 30, 2014, between Registrant and Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York, Lincoln Variable Insurance Products Trust and Lincoln Financial Distributors, Inc.(49)

(2) Amendment No. 1 to the Fund Participation Agreement, dated April 30, 2015, between Registrant and Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York, Lincoln Variable Insurance Products Trust and Lincoln Financial Distributors, Inc.(49)

(zzzzz)	Fund Participation Agreement, dated December 31, 2013, between Registrant and Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York, Lincoln Variable Insurance Products Trust on behalf of LVIP Invesco V.I. Comstock RPM Fund and Lincoln Financial Distributors, Inc.(47)

(aaaaaa)	Fund of Funds Participation Agreement, dated December 20, 1013, between Registrant and Lincoln Variable Insurance Products Trust on behalf of LVIP Invesco V.I. Comstock RPM Fund.(47)

(bbbbbb)	(1) Fund of Funds Participation Agreement, dated April 30, 2014, between Registrant and Lincoln Variable Insurance Products Trust.(49)

(2) Amendment No. 1 to the Fund of Funds Participation Agreement, dated April 30, 2015, between Registrant and Lincoln Variable Insurance Products Trust.(49)

(cccccc)	Participation Agreement, dated January 1, 2016, between Registrant and Members

Life Insurance Company.(51)

(dddddd)	Participation Agreement, dated October 1, 2016, between Registrant and Allstate Assurance Company.(52)

(eeeeee)	Participation Agreement, dated June, 29, 2016, between Registrant and Crown Global Insurance Company of America.(52)

(ffffff)	Participation Agreement, dated May 1, 2015, between Registrant and The Variable Annuity Life Insurance Company.(52)

(gggggg)	Accounting Services Agreement, dated March 31, 1993, between the Registrant and State Street Bank and Trust Company.(4)

(hhhhhh)	Agreement and Plan of Reorganization, dated December 7, 1999, between Registrant and AIM Variable Insurance Funds.(12)

(iiiiii)	Fourth Amended and Restated Interfund Loan Agreement, dated April 30, 2010, between Registrant and Invesco Advisers, Inc.(43)

(jjjjjj)	Eighth Amended and Restated Memorandum of Agreement, dated as of July 1, 2014 , between Registrant, on behalf of all funds, and Invesco Advisers, Inc., regarding securities lending.(48)

(kkkkkk)	(1) Memorandum of Agreement, dated as of July 1, 2017, between Registrant, on behalf of certain funds, and Invesco Advisers, Inc., regarding advisory fee waivers and affiliated money market fund waivers.(53)

(2) Memorandum of Agreement, dated as of December 1, 2017, between Registrant, on behalf of certain funds, and Invesco Advisers, Inc., regarding advisory fee waivers and affiliated money market fund waivers.(53)

(3) Memorandum of Agreement, dated as of [April 30, 2018], between Registrant, on behalf of certain funds, and Invesco Advisers, Inc., regarding advisory fee waivers and affiliated money market fund waivers.(53)

(llllll)	(1) Memorandum of Agreement, dated as of July 1, 2017, between Registrant, on behalf of all funds, and Invesco Advisers, Inc., regarding expense limitations.(53)

(2) Memorandum of Agreement, dated as of December 1, 2017, between Registrant, on behalf of all funds, and Invesco Advisers, Inc., regarding expense limitations.(53)

(3) Memorandum of Agreement, dated as of April 2, 2018, between Registrant, on behalf of all funds, and Invesco Advisers, Inc., regarding expense limitations.(53)

(4) Form of Memorandum of Agreement, dated as of [April 30, 2018], between Registrant, on behalf of all funds, and Invesco Advisers, Inc., regarding expense limitations.(53)

(14)	Consent of KPMG LLP.(55)

(15)	Omitted - Financial Statements.

(16)	Power of Attorney.(55)

17(a)	(1) Agreements Concerning Initial Capitalization of the AIM V.I. Capital Appreciation Fund, the AIM V.I. Diversified Income Fund, the AIM V.I. Government Securities Fund, the AIM V.I. Growth Fund, the AIM V.I. International Equity Fund, the AIM V.I. Money Market Fund, and the AIM V.I. Value Fund.(4)

(2) Agreements Concerning Initial Capitalization of the AIM V.I. Growth and Income Fund and the AIM V.I. Utilities Fund.(4)

(3) Agreement Concerning Initial Capitalization of the AIM V.I. Aggressive Growth Fund, the AIM V.I. Balanced Fund, the AIM V.I. Capital Development Fund and the AIM V.I. High Yield Fund.(7)

(4) Agreement Concerning Initial Capitalization of the AIM V.I. Blue Chip Fund.(11)

(5) Agreement Concerning Initial Capitalization of the AIM V.I. Dent Demographic Trends Fund.(11)

(6) Agreement Concerning Initial Capitalization of the AIM V.I. Basic Value Fund and the AIM V.I. Mid Cap Equity Fund, dated September 7, 2001.(18)

(7) Agreement Concerning Initial Capitalization of AIM V.I. PowerShares ETF Allocation Fund, dated October 21, 2008.(33)

(8) Agreement Concerning Initial Capitalization of Invesco V.I. Balanced-Risk Allocation Fund, dated April 14, 2011.(43)

(b)	(1) Invesco Advisers, Inc. Code of Ethics, amended January 1, 2018, relating to Invesco Advisers, Inc. and any of its subsidiaries.(53)

(2) Invesco UK Code of Ethics dated 2018, relating to Invesco Asset Management Limited.(53)

(3) Invesco Ltd. Code of Conduct, dated October 2017, relating to Invesco Asset Management (Japan) Limited.(53)

(4) Invesco Hong Kong Limited Code of Ethics dated January 1, 2018, relating to Invesco Hong Kong Limited.(53)

(5) Invesco Ltd. Code of Conduct, dated October 2017, relating to Invesco Canada. (53)

(6) Invesco EMEA (ex UK) Employees Code of Ethics dated 2017, relating to Invesco Asset Management Deutschland GmbH. (53)

(7) Invesco Senior Secured Management Code of Ethics Policy, revised August 2016 and Invesco Advisers, Inc. Code of Ethics, amended January 1, 2018. (53)

(8) Invesco PowerShares Capital Management, LLC Code of Ethics amended effective March 7, 2017.(53)

(9) Invesco Asset Management (India) PVT. LTD. Personal Trading Policy

amended January 10, 2018 and Invesco Ltd. Code of Conduct dated October 2017 relating to Invesco Asset Management (India) PVT. LTD. (53)

(1)

(2)

(3)

(4)

(5)

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(25)

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(55)

Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on April 19, 1993.

Incorporated herein by reference to Post-Effective Amendment No. 4, filed on November 3, 1994.

Incorporated herein by reference to Post-Effective Amendment No. 6, filed on April 26, 1995.

Incorporated herein by reference to Post-Effective Amendment No. 7, filed electronically on April 29, 1996.

Incorporated herein by reference to Post-Effective Amendment No. 8, filed electronically on April 23, 1997.

Incorporated herein by reference to Post-Effective Amendment No. 9, filed electronically on February 13, 1998.

Incorporated herein by reference to Post-Effective Amendment No. 10, filed electronically on October 2, 1998.

Incorporated herein by reference to Post-Effective Amendment No. 11, filed electronically on February 18, 1999.

Incorporated herein by reference to Post-Effective Amendment No. 12, filed electronically on April 29, 1999.

Incorporated herein by reference to Post-Effective Amendment No. 13, filed electronically on July 13, 1999.

Incorporated herein by reference to Post-Effective Amendment No. 14, filed electronically on September 28, 1999.

Incorporated herein by reference to Post-Effective Amendment No. 15, filed electronically on February 16, 2000.

Incorporated herein by reference to Post-Effective Amendment No. 16, filed electronically on February 17, 2000.

Incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

Incorporated herein by reference to Post-Effective Amendment No. 19, filed electronically on April 12, 2001.

Incorporated herein by reference to Post-Effective Amendment No. 20, filed electronically on May 29, 2001.

Incorporated herein by reference to Post-Effective Amendment No. 21, filed electronically on July 18, 2001.

Incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

Incorporated herein by reference to Post-Effective Amendment No. 24, filed electronically on April 30, 2002.

Incorporated herein by reference to Post-Effective Amendment No. 25, filed electronically on April 29, 2003.

Incorporated herein by reference to Post-Effective Amendment No. 26, filed electronically on June 18, 2003.

Incorporated herein by reference to Post-Effective Amendment No. 27, filed electronically on February 13, 2004.

Incorporated herein by reference to Post-Effective Amendment No. 28, filed electronically on April 13, 2004.

Incorporated herein by reference to Post-Effective Amendment No. 29, filed electronically on February 28, 2005.

Incorporated herein by reference to Post-Effective Amendment No. 30, filed electronically on April 29, 2005.

Incorporated herein by reference to Post-Effective Amendment No. 31, filed electronically on February 14, 2006.

Incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

Incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

Incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

Incorporated herein by reference to Post-Effective Amendment No. 35, filed electronically on April 28, 2008.

Incorporated herein by reference to Post-Effective Amendment No. 36, filed electronically on August 8, 2008.

Incorporated herein by reference to Post-Effective Amendment No. 37, filed electronically on October 22, 2008.

Incorporated herein by reference to Post-Effective Amendment No. 38, filed electronically on April 28, 2009.

Incorporated herein by reference to Post-Effective Amendment No. 39, filed electronically on November 25, 2009.

Incorporated herein by reference to Post-Effective Amendment No. 40, filed electronically on February 5, 2010.

Incorporated herein by reference to Post-Effective Amendment No. 41, filed electronically on February 11, 2010.

Incorporated herein by reference to Post-Effective Amendment No. 42, filed electronically on February 12, 2010.

Incorporated herein by reference to Post-Effective Amendment No. 43, filed electronically on February 18, 2010.

Incorporated herein by reference to Post-Effective Amendment No. 44, filed electronically on April 27, 2010.

Incorporated herein by reference to Post-Effective Amendment No. 45, filed electronically on April 28, 2010.

Incorporated herein by reference to Post-Effective Amendment No. 46, filed electronically on October 4, 2010.

Incorporated herein by reference to Post-Effective Amendment No. 47, filed electronically on January 6, 2011.

Incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

Incorporated herein by reference to Post-Effective Amendment No. 56, filed electronically on April 26, 2012.

Incorporated herein by reference to Post-Effective Amendment No. 58, filed electronically on April 24, 2013.

Incorporated herein by reference to Post-Effective Amendment No. 60, filed electronically on February 10, 2014.

Incorporated herein by reference to Post-Effective Amendment No. 61 filed electronically on April 24, 2014.

Incorporated herein by reference to Post-Effective Amendment No. 63 filed electronically on February 9, 2015.

Incorporated herein by reference to Post-Effective Amendment No. 64 filed electronically on April 27, 2015.

Incorporated herein by reference to Post-Effective Amendment No. 66 filed electronically on February 10, 2016.

Incorporated herein by reference to Post-Effective Amendment No. 67 filed electronically on April 26, 2016.

Incorporated herein by reference to Post-Effective Amendment No. 69 filed electronically on April 25, 2017.

Incorporated herein by reference to Post-Effective Amendment No. 71 filed electronically on April 26, 2018.

Incorporated herein by reference to Post-Effective Amendment No. 73 filed electronically on November 2, 2018.

Filed herewith electronically.

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus by Post-Effective Amendment.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Houston, State of Texas, on the 14th day of January, 2019.

Registrant:	AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS)

	By:	/s/ Sheri Morris
Sheri Morris, President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

/s/ Sheri Morris	President & Treasurer	January 14, 2019
(Sheri Morris)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	January 14, 2019
(David C. Arch)

/s/ Bruce L. Crockett*	Chair & Trustee	January 14, 2019
(Bruce L. Crockett)

/s/ Jack M. Fields*	Trustee	January 14, 2019
(Jack M. Fields)

/s/ Martin L. Flanagan*	Trustee	January 14, 2019
(Martin L. Flanagan)

/s/ Cynthia Hostetler*	Trustee	January 14, 2019
(Cynthia Hostetler)

/s/ Eli Jones*	Trustee	January 14, 2019
(Eli Jones)

/s/ Prema Mathai-Davis*	Trustee	January 14, 2019
(Prema Mathai-Davis)

/s/ Teresa M. Ressel*	Trustee	January 14, 2019
(Teresa M. Ressel)

/s/ Ann Barnett Stern*	Trustee	January 14, 2019
(Ann Barnett Stern)

/s/ Raymond Stickel, Jr.*	Trustee	January 14, 2019
(Raymond Stickel, Jr.)

/s/ Philip A. Taylor*	Trustee	January 14, 2019
(Philip A. Taylor)

/s/ Robert C. Troccoli*	Trustee	January 14, 2019
(Robert C. Troccoli)

/s/ Christopher L. Wilson*	Trustee	January 14, 2019
(Christopher L. Wilson)

SIGNATURES	TITLE	DATE
/s/ Kelli Gallegos (Kelli Gallegos)	Vice President & Assistant Treasurer (Principal Financial Officer)	January 14, 2019

By	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to power of attorney dated December 14, 2018, filed herewith.

INDEX

Exhibit Number	Description

11	Opinion and Consent of Stradley Ronon Stevens & Young, LLP

14	Consent of KPMG LLP

16	Power of Attorney